As filed with the Securities and Exchange Commission on
                                February 28, 2001

                    Securities Act Registration No. 333-05529
                    Investment Act Registration No. 811-07661
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

                  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No.____
                       Post Effective Amendment No. 7 [X]

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANYACT OF 1940
                         Pre-Effective Amendment No.____

                       Post Effective Amendment No. 7 [X]

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA

                           (Exact name of Registrant)

                             ----------------------

                          AMERITAS LIFE INSURANCE CORP.
                                   (Depositor)

                                 5900 "O" Street

                             Lincoln, Nebraska 68510

                            ------------------------

                                DONALD R. STADING
         Senior Vice President, Secretary and Corporate General Counsel

                          Ameritas Life Insurance Corp.

                                 5900 "O" Street

                             Lincoln, Nebraska 68510

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed  that this filing will become  effective:
     [ ] immediately  upon filing  pursuant to  paragraph b
     [X] on MAY 1, 2001  pursuant to  paragraph a of Rule 485
     [ ] on ___________ pursuant to paragraph b of Rule 485

If appropriate, check the following box:
     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: SECURITIES OF UNIT INVESTMENT TRUST
                                      -----------------------------------

                        AMERITAS NO LOAD VARIABLE ANNUITY

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

PART A

FORM N-4              ITEM                                    HEADING IN PROSPECTUS
Item 1.               Cover Page..............................Cover Page
Item 2.               Definitions.............................Definitions
Item 3.               Synopsis or Highlights..................Fee Table; Fund Expense Summary; Example
Item 4.               Condensed Financial Information.........Condensed Financial Information; Performance Data
Item 5.               General Description of Registrant,
                      Depositor and Portfolio Companies
                      a) Depositor............................Ameritas Life Insurance Corp.
                      b) Registrant...........................The Separate Account
                      c) Portfolio Company....................The Funds
                      d) Prospectus...........................The Funds
                      e) Voting...............................Voting Rights
                      f) Administrator........................N/A
Item 6.               Deductions and Expenses

                      a) Deductions...........................Fee Table; Highlights; Charges and Deductions
                      b) Sales Load...........................N/A
                      c) Special purchase plans...............N/A
                      d) Commissions..........................Distribution of the Policies
                      e) Portfolio company deductions and
                      expenses................................The Funds; Fund Management Fees Expense
                      f) Registrant's Operating Expenses......N/A
Item 7.               General Description of Variable
                      Annuity Contracts

                      a) Rights...............................Highlights; Policy Features, Annuity Period; General Provisions;
                                                              Voting
                                     Rights

                      b) Provisions and limitations           Highlights; Allocation of Premium; Transfers Among the Portfolios and
                                                              the Fixed Account; Systematic Programs

                      Changes in contracts or operations......Addition, Deletion, or Substitution of Investment;
                                                                                       The Policy; Voting Rights

                      d) Contractowners inquiries.............Cover Page
Item 8.               Annuity Period

                      a) Level of benefits....................Highlights; Allocation of Premium; Annuity Income Options
                      b) Annuity commencement date............Annuity Date
                      c) Annuity payments.....................Highlight; Annuity Income Options
                      d) Assumed investment return............N/A
                      e) Minimums.............................Annuity Income Options
                      f) Rights to change options or
                      transfer investment base................Annuity Income Options
Item 9.               Death Benefit

                      a) Death benefit calculation............Highlights; Death of Annuitant; Death of Owner; Annuity Income Options
                      b) Forms of benefits                    Highlights; Death of Annuitant; Death of Owner; Annuity Income Options
Item 10.              Purchases and Contract Values

                      a) Procedures for purchases.............Cover Page; Highlights; Policy Purchase and Premium Payment;
                                                              Accumulation Value
                      b) Accumulation unit value..............Accumulation Value
                      c) Calculation of accumulation unit
                      value...................................Accumulation Value; Policy Purchase and premium Payment
                      d) Principal underwriter................Distribution of the Policies





FORM N-4              ITEM                                    HEADING IN PROSPECTUS

Item 11.              Redemptions

                      a) Redemption procedures................Highlights; Withdrawals and Surrenders
                      b) Texas Optional Retirement
                      Program.................................N/A
                      c) Delay................................Withdrawals and Surrenders; Deferment of Payment
                      d) Lapse................................N/A
                      e) Revocation of rights.................Highlights; Free Look Privilege
Item 12.              Taxes

                      a) Tax consequences.....................Tax Charges; Federal Tax Matters
                      b) Qualified plans......................Federal Tax Matters
                      c) Impact of taxes......................Tax Charges
Item 13.              Legal Proceedings.......................Legal Proceedings
Item 14.              Table of Contents for Statement of
                      Additional Information..................Statement of Additional Information

PART B

FORM N-4              ITEM                                    HEADING IN PROSPECTUS

Item 15.              Cover Page..............................Cover Page
Item 16.              Table of Contents.......................Table of Contents
Item 17.              General Information and History.........General Information and History
Item 18.              Services
                      a) Fees, Expenses and costs paid by
                      other than depositor or registrant......N/A
                      b) Management-related services..........N/A
                      c) Custodian and independent public
                      account.................................Safekeeping of Separate Account Assets; Experts
                      d) Other custodianship..................N/A
                      e) Administrative servicing agent.......N/A
                      f) Depositor as principal
                      underwriter.............................N/A
Item 19.              Purchase of Securities Being Offered
                      a) Manner of Offering...................N/A
                      b) Sales load...........................N/A
Item 20.              Underwriters

                      a) Depositor or affiliate as principal
                      underwriter.............................Distribution of the Policy
                      b)continuous offering...................Distribution of the Policy
                      c) Underwriting commissions.............Distribution of the Policy
                      d) Payments of underwriter..............N/A
Item 21.              Calculation of Performance Data.........Calculation of Performance Data
Item 22.              Annuity Payments........................N/A
Item 23.              Financial Statements
                      a) Registrant...........................Financial Statements
                      b) Depositor............................Financial Statements


________________________________________________________________________________
PROSPECTUS: May 1, 2001
Ameritas NO LOAD
Variable Annuity(sm)
Flexible Premium

Deferred Variable Annuity Policy
                             Ameritas Life Insurance Corp. Separate Account LLVA
________________________________________________________________________________
     This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals. As an annuity, it also provides you with several ways to receive regular income from your investment. An initial minimum payment is required. Further investment is optional.

     You may allocate all or part of your investment among variable investment options (where you have the investment risk, including possible loss of principal) with allocated indirect interests in non-publicly traded portfolios from these series funds:

Referred to as:          Series Fund issuing the Subaccount                Portfolio Advisors - Subadvisors
                              underlying portfolios:
----------------------- ---------------------------------------------- ---------------------------------------------
AMERITAS PORTFOLIOS     Calvert Variable Series, Inc. Ameritas         AMERITAS INVESTMENT CORP.
                        Portfolios                                     -FRED ALGER MANAGEMENT, INC. (FRED ALGER)
----------------------- ---------------------------------------------- ---------------------------------------------
BERGER                  Berger Institutional Products Trust            BERGER LLC
----------------------- ---------------------------------------------- ---------------------------------------------
CALVERT SOCIAL          Calvert Variable Series, Inc. Calvert Social   CALVERT ASSET MANAGMENT COMPANY, INC.
                        Portfolios
----------------------- ---------------------------------------------- ---------------------------------------------
DEUTSCHE                Deutsche Asset Management VIT Funds            DEUTSCHE ASSET MANAGMENT INC.
----------------------- ---------------------------------------------- ---------------------------------------------
FIDELITY                Variable Insurance Products: Initial Class     FIDELITY MANAGEMENT & RESEARCH COMPANY
                        Variable Insurance Products: Service Class
----------------------- ---------------------------------------------- ---------------------------------------------
INVESCO FUNDS           INVESCO Variable Investment Funds, Inc.        INVESCO FUNDS GROUP, INC.
----------------------- ---------------------------------------------- ---------------------------------------------
NEUBERGER BERMAN        Neuberger Berman Advisers Management Trust     NEUBERGER BERMAN MANAGEMENT INC.
----------------------- ---------------------------------------------- ---------------------------------------------
RYDEX                   Rydex Variable Trust                           RYDEX GLOBAL ADVISORS
----------------------- ---------------------------------------------- ---------------------------------------------
STRONG                  Strong Variable Insurance Funds, Inc., and     STRONG CAPITAL MANAGEMENT, INC.
                        Strong Opportunity Fund II, Inc.
----------------------- ---------------------------------------------- ---------------------------------------------
THIRD AVENUE            Third Avenue Variable Series Trust             EQSF ADVISERS, INC.
----------------------- ---------------------------------------------- ---------------------------------------------
VANGUARD                Vanguard Variable Insurance Fund               BARROW, HANLEY, MEWHINNEY & STRAUSS, INC.
                                                                       GRANAHAN INVESTMENT MANAGEMENT, INC.
                                                                       LINCOLN CAPITAL MANAGEMENT COMPANY
                                                                       NEWELL ASSOCIATES
                                                                       SCHRODER INVESTMENT MANAGEMENT NORTH
                                                                          AMERICA, INC.
                                                                       THE VANGUARD GROUP
                                                                       WELLINGTON MANAGEMENT COMPANY, LLP
----------------------------------------------------------------------------------------------------------------

or you may allocate all or part of your investment to a Fixed Account fixed interest rate option (where we have the investment risk and guarantee a certain return on your investment).

     A Statement of Additional Information and other information about us and the Policy, with the same date as this prospectus, is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this prospectus by reference. For a free copy, access it on the SEC's Web site (WWW.SEC.GOV/EDAUX/PROSPECT.HTM, and type in "Ameritas Life"), or write or call us. The Table of Contents for the Statement of Additional Information is on the last page of this prospectus.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment option are available without charge from our Service Center.

           THE SEC DOES NOT PASS UPON THE ACCURACY OR ADEQUACY OF THIS
               PROSPECTUS, AND HAS NOT APPROVED OR DISAPPROVED THE
                         POLICY.   ANY  REPRESENTATION  TO  THE  CONTRARY  IS  A
                                CRIMINAL OFFENSE.

          NOT FDIC INSURED () MAY LOSE VALUE () NO BANK GUARANTEE

--------------------------------------------------------------------------------
                   AMERITAS LIFE INSURANCE CORP. (WE, US, OUR)
            SERVICE CENTER, P.O. BOX 81889, LINCOLN, NEBRASKA 68501.
                     1-800-255-9678. WWW.AMERITASDIRECT.COM
--------------------------------------------------------------------------------

TABLE OF CONTENTS                                         BEGIN ON PAGE
--------------------------------------------------------------------------------



     DEFINED TERMS...............................................3
     POLICY OVERVIEW.............................................4
     FEE TABLES...................................................6
     FINANCIAL INFORMATION.......................................9
     IMPORTANT POLICY PROVISIONS.................................9
         Policy Application and Issuance
         Your Policy Value
         Telephone Transactions
         Delay of Payments
         Beneficiary
         Minor Owner or Beneficiary
         Policy Changes
         Policy Termination
     INVESTMENT OPTIONS.........................................13
         Separate Account Variable Investment Option
         Fixed Account Fixed Interest Rate Option
         Transfers
         Third-Party Services
         Systematic Transfer programs:  Dollar Cost Averaging,
           Portfolio Rebalancing, Earning Sweep

     FEES  17

         Withdrawal Charge
         Mortality and Expense Risk Charge
         Administrative Fees

           Administrative Expense Fee, Annual Policy Fee
         Transfer Fee
         Tax Charges
         Fees Charged by the Portfolios

     POLICY DISTRIBUTIONS.......................................18
         Withdrawals
         Loans
         Death Benefits

         Annuity Income Phase

     TAX MATTERS................................................21
         Taxation of Nonqualified Policies
         Taxation of Qualified Policies
         Possible Tax Law Changes

     MISCELLANEOUS..............................................24
         About Our Company
         Distribution of the Policies
         Voting Rights
         Distribution of Materials
         Advertising
         Legal Proceedings
     APPENDIX A: Variable Investment Option Portfolios..........A:1
     APPENDIX B:  Accumulation Unit Values......................B:1
     APPENDIX C:  Tax-Qualified Plan Disclosures................C:1
     Thank You.  If You Have Questions,......................Last Page
     Statement of Additional Information Table of Contents...Last Page


CONTACTING US. To answer your questions or to send additional premium, write or call us at:

                         Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                            Lincoln, Nebraska 68501
                                       Or
                                5900 "O" Street
                            Lincoln, Nebraska 68510
                           Telephone: 1-800-255-9678
                              Fax: 1-402-467-7725
                             WWW.AMERITASDIRECT.COM
Express mail packages should be sent to our street address, not our P.O. Box address.

SENDING FORMS, WRITTEN NOTICE AND WRITTEN REQUESTS IN "GOOD ORDER." If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us to learn what information is required for the request to be in "good order". We can only act upon requests that are received in good order.

REMEMBER, THE CORRECT FORM, is important for us to accurately process your Policy elections and changes. Many can be found on the on-line services section of our Web site. Or, callus at our toll-free number and we'll send you the form you need.

MAKE CHECKS PAYABLE TO:
"Ameritas Life Insurance Corp."


Ameritas No-Load Variable Annuity
                                       -2-

DEFINED TERMS


ACCUMULATION UNITS are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

ANNUITANT  is  the  person  on  whose  life  annuity  payments   involving  life
contingencies are based and who receives Policy annuity payments.

ANNUITY DATE is the date annuity income payouts are scheduled to begin. This date is identified on the Policy Schedule page of your Policy. You may change this date, as permitted by the Policy and described in this prospectus.

BENEFICIARY(IES)

   OWNER'S BENEFICIARY(IES) is the person(s) or legal entity who becomes the Policy Owner upon the Owner's death and who receives the death benefit payable upon the Owner's death prior to the Annuity Date if the Owner and Annuitant are not the same person. If none is named, and the Owner and Annuitant are different persons, those benefits are paid to the Owner's estate.

   ANNUITANT'S BENEFICIARY(IES) is the person(s) or legal entity who receives the death benefit payable upon the Annuitant's death. If either an Owner or Annuitant's Beneficiary is named in the application, but not both, we presume you intend that person(s) or entity to serve both roles.

BUSINESS DAY is each day that the New York Stock Exchange is open for trading.

CASH SURRENDER VALUE is the Policy value less applicable Policy fee, and any premium tax charge not previously deducted.

OWNER, YOU, YOUR is you -- the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

POLICY YEAR/MONTH/ANNIVERSARY are measured from respective anniversary dates of the date of issue of this Policy.

SUBACCOUNT  is a division  within the  Separate  Account for which  Accumulation
Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund.

WE, US, OUR, AMERITAS, ALIC - Ameritas Life Insurance Corp.

WRITTEN NOTICE OR REQUEST -- Written notice, signed by you, on a form approved by or acceptable to us, that gives us the information we require and is received at Ameritas, Service Center, P.O. Box 81889, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-6153. Call us if you have questions about what form or information is required.
--------------------------------------------------------------------------------


           THIS PROSPECTUS MAY ONLY BE USED TO OFFER THE POLICY WHERE
            THE POLICY MAY LAWFULLY BE SOLD. THE POLICY, AND CERTAIN
           FEATURES DESCRIBED IN THIS PROSPECTUS, MAY NOT BE AVAILABLE
                                 IN ALL STATES.

           IF YOUR POLICY IS ISSUED AS PART OF A QUALIFIED PLAN UNDER
             THE INTERNAL REVENUE CODE, REFER TO ANY PLAN DOCUMENTS
              AND DISCLOSURES FOR INFORMATION ABOUT HOW SOME OF THE
               BENEFITS AND RIGHTS OF THE POLICY MAY BE AFFECTED.

                              NO ONE IS AUTHORIZED
         TO GIVE INFORMATION OR MAKE ANY REPRESENTATION ABOUT THE POLICY
                         THAT IS NOT IN THIS PROSPECTUS.

                IF ANYONE DOES SO, YOU SHOULD NOT RELY UPON IT AS
                          BEING ACCURATE OR ADEQUATE.



Ameritas No-Load Variable Annuity
                                       -3-

POLICY OVERVIEW
--------------------------------------------------------------------------------

         THE FOLLOWING IS INTENDED AS A SUMMARY. PLEASE READ EACH SECTION OF THIS PROSPECTUS FOR ADDITIONAL DETAIL.

         The AMERITAS NO-LOAD VARIABLE ANNUITY is a variable annuity savings vehicle offering a variety of investment options to help meet long-term financial goals. Associated charges are discussed in this prospectus' FEE TABLES and FEES sections. You can allocate your premiums among a wide spectrum of Separate Account variable investment options and to a Fixed Account fixed interest rate option. In the Separate Account variable investment options you may gain or lose money on your investment. In the Fixed Account option, we guarantee you will earn a fixed rate of interest. The investment options are described on this prospectus' first page and the INVESTMENT OPTIONS section.

A significant advantage of the Policy is that is provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits and guaranteed fees.

[]   COMPARISON TO OTHER POLICIES AND INVESTMENTS

         COMPARED TO FIXED ANNUITIES. The Policy is like a fixed annuity in most ways except for its variable investment features. The Policy is different from fixed-interest annuities in that, to the extent you select Separate Account variable investment options, your Policy value will reflect the investment experience of the selected variable investment options, so you have both the investment risk (including possible loss of principal) and opportunity, not us.

         COMPARED TO MUTUAL FUNDS. Although the Separate Account variable investment options' underlying portfolios operate like publicly traded mutual funds and have the same investment risks, in many ways the Policy differs from publicly traded mutual fund investments. Unlike publicly traded mutual funds, the Policy has these features:

o Accumulates capital on a tax-deferred basis.

o A guaranteed minimum return on your investment if you choose a Fixed Account option.
o Can provide annuity payments for the rest of your life or for some other period.
o Provides a death benefit that could be higher than the value of the Policy.
o Generally defers federal income tax liability on any earnings until you receive a distribution from the Policy.
o You can transfer money from one underlying investment portfolio to another without tax liability.
o Automatically reinvests dividends and capital gains distributed by the variable investment options' underlying portfolios and reflects them in the portfolio's value.
o Deducts charges from Policy value for insurance benefits not available with direct mutual fund investments.
o Withdrawals before age 59 1/2 generally are subject to a 10% federal tax penalty. Also, Policy earnings that would be treated as capital gains in a mutual fund are treated as ordinary income when distributed, although taxation of them is deferred until such earnings are distributed. Taxable earnings are considered to be paid out first followed by the return of your premiums.

o You have a short time period to review your Policy and cancel it for a return of premium paid. The terms of this "right to examine" period vary by state (see the cover of your Policy).

o We, not you, own the shares of the variable investment option's underlying portfolios. You have interests in the Separate Account Subaccounts that invest in the underlying portfolios that you select.


[]   TAX-QUALIFIED PLANS

         The Policy can be used to fund a tax-qualified plan such as an IRA or Roth IRA (including for rollovers from tax-sheltered annuities), SEP, or SIMPLE IRA, etc. This Prospectus generally addresses the terms that affect a non-tax-qualified annuity. If your Policy funds a tax-qualified plan, read the Qualified Plan Disclosures in this prospectus' APPENDIX C to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax-qualified plans.


Ameritas No-Load Variable Annuity

[]   POLICY OPERATION & FEATURES

PREMIUMS.

o   Minimum initial premium: $2,000.
o Minimum additional premium: $250, or $50 per month if through electronic funds transfer.
o No additional premiums will be accepted after the earlier of the Annuity Date or the Annuitant's 85th birthday without our approval.

INVESTMENT OPTIONS.

o Variable investment option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios. Fixed Account allocations are invested in our general account and we guarantee a fixed rate of interest.

o You may transfer among investments, subject to limits. Dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

DEDUCTIONS FROM ASSETS.

(SEE FEE TABLES ON NEXT PAGES.)

No Sales Load.

No Withdrawal Charges.

Deductions from entire Policy value:
o Generally, premium taxes, if any. (Some states levy this tax when premium is paid.)
o Policy fee.

Deductions  from  Separate  Account  assets only:
o Mortality  and expense risk charge.
o Underlying portfolio investment advisory fees and operating expenses.

WITHDRAWALS.

o There are no withdrawal charges.
o Each withdrawal must be at least $250.

                      -----------------
                          Premiums
                      -----------------

---------------------------------------------------------
             Ameritas Life Insurance Corp.
---------------------------------------------------------

---------------------------------------------------------
                   Investment Options

---------------------------------------------------------
    Fixed
   Account            Ameritas Life Insurance Corp.
                          Separate Account LLVA
POLICY VALUE
 RECEIVES A            Variable Investment Options
 GUARANTEED       POLICY VALUE MAY VARY DAILY DEPENDING
    FIXED           UPON THE INVESTMENT PERFORMANCE OF
  INTEREST              THE UNDERLYING PORTFOLIOS.
    RATE.
-------------- -- ---------------------------------------
                             The Subaccounts

-------------- -- ------------ ------------- ------------
                       A            B           Etc.
-------------- -- ------------ ------------- ------------
                  Underlying    Underlying      Etc.
                  Portfolio A  Portfolio B
--------------    ------------ ------------- ------------

---------------------------------------------------------
             Fees (DEDUCTIONS FROM ASSETS)

---------------------------------------------------------

-------------------    ---------------    ---------------
   Withdrawals             Death             Annuity
                          Benefit         Income Options
-------------------    ---------------    ---------------

ANNUITY INCOME.

o Several fixed annuity income options are available.

DEATH BENEFIT.

o A death benefit is paid upon the death of the Annuitant.


[]   POLICY PHASES

The Policy is a deferred annuity: it has an accumulation (or deferral) phase and an annuity income phase.

         ACCUMULATION PHASE. During the accumulation phase, any earnings that you leave in the Policy are not taxed. During this phase you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers out of the Fixed Account). Withdrawals may be subject to income tax and a penalty tax.

         ANNUITY INCOME PHASE. The accumulation phase ends and the annuity income phase begins on a date you select or the later of the fifth Policy Anniversary or Anniversary nearest the Annuitant's 85th birthday. During the annuity income phase, we will make periodic payments to the Annuitant, unless you specify otherwise. You can select payments that are guaranteed to last for the Annuitant's entire life or for some other period. Some or all of each payment will be taxable.


Ameritas No-Load Variable Annuity

FEE TABLES
--------------------------------------------------------------------------------

         The following charts show the fees that may affect your Policy value. The fees shown do not reflect any premium tax that may apply.

---------------------------------------------- ---------------- ---------------
                                                Current Fee      Guaranteed
                                                                 Maximum Fee
---------------------------------------------- ---------------- ---------------
TRANSACTION FEES
---------------------------------------------- ---------------- ---------------
NO SALES LOAD                                        None             None
---------------------------------------------- ---------------- ---------------
NO WITHDRAWAL CHARGE                                 None             None
---------------- ----------------------------- ---------------- ---------------
> TRANSFER FEE     >  first 15 transfers per year    None             None
  (PER TRANSFER)   >  over 15 transfers in one       $10              $10
                      Policy Year, we may charge ...
-------------------------------------------------------------------------------
ANNUAL POLICY FEE
---------------------------------------------- ---------------- ---------------
>  ANNUAL POLICY FEE                                  $25             $25
-------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
 (DEDUCTED DAILY FROM ASSETS ALLOCATED TO THE SEPARATE ACCOUNT  TO EQUAL THE
  ANNUAL % SHOWN )
---------------------------------------------- ---------------- ---------------
>  MORTALITY & EXPENSE RISK CHARGE                   0.60%            0.60%

-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
SUBACCOUNT UNDERLYING PORTFOLIO ANNUAL EXPENSES
-------------------------------------------------------------------------------

   The following chart shows the expenses charged in the year 2000 by each Subaccount underlying portfolio based on that portfolio's average daily net assets. We then deduct applicable Separate Account charges from the net asset value in calculating the unit value of the corresponding Subaccount. The management fees and other expenses are more fully described in the prospectus for each underlying portfolio. Information relating to the underlying portfolios was provided by the underlying portfolios and was not independently verified by us.



--------------------------------------------------------------------------------------------------------------------
     Subaccount's Underlying              Management    12b-1   Other       Total      Waiver &      Total AFTER
     Portfolio Name                        Fees         Fees    Fees        Fund     Reductions      WAIVERS AND
                                                                            FEES                  REDUCTIONS, IF ANY
--------------------------------------------------------------------------------------------------------------------
AMERITAS PORTFOLIOS (SUBADVISOR)
o   Ameritas Growth (FRED ALGER)             0.80%       -       0.10%       0.90%      0.09%          0.81%
o   Ameritas MidCap Growth (FRED ALGER)      0.85%       -       0.12%       0.97%      0.11%          0.86%
o   Ameritas Small Capitalization (FRED      0.90%       -       0.10%       1.00%      0.08%          0.92%
    ALGER)
o BERGER
o   IPT-Growth                               0.75        -       0.55%       1.30%      0.30%          1.00%(1)
o   IPT-Small Company Growth                 0.95%       -       0.13%       0.98%        -            0.98%(1)
CALVERT SOCIAL
o   CVS Social Balanced                      0.70%       -      0.19%(2)     0.89%        -            0.89%
o   CVS Social International Equity          1.10%       -      0.50%(2)     1.60%        -            1.60%
o   CVS Social Mid Cap Growth                0.90%       -      0.21%(2)     1.11%        -            1.11%
o   CVS Social Small Cap Growth              1.00%       -      0.58%(2)     1.58%        -            1.58%
o DEUTSCHE
o   VIT EAFE(R)Equity Index                  0.45%       -       0.47%       0.92%      0.27%          0.65%
o   VIT Small Cap Index                      0.35%       -       0.34%       0.69%      0.24%          0.45%
FIDELITY
o   VIP Contrafund: Service Class            0.57%     0.10%     0.09%       0.76%        -            0.76%(3)
o   VIP High Income: Service Class           0.58%     0.10%     0.10%       0.78%        -            0.78%
o   VIP Investment Grade Bond: Initial       0.43%       -       0.11%       0.54%        -            0.54%
    Class
o   VIP Mid Cap: Service Class               0.57%     0.10%     0.17%       0.84%        -            0.84%(3)
o INVESCO FUNDS (4)
o   VIF Financial Services                   0.75%       -       1.75%       2.50%      1.25%          1.25%
o   VIF Health Sciences                      0.75%       -       2.11%       2.86%      1.61%          1.25%
o   VIF Technology                           0.75%       -       0.78%       1.53%      0.28%          1.25%
o   VIF Telecommunications                   0.75%       -       0.55%       1.30%      0.05%          1.25%
o NEUBERGER BERMAN
o   AMT Balanced                             0.85%       -       0.14%       0.99%        -            0.99%
o   AMT Growth                               0.82%       -       0.08%       0.90%        -            0.90%
o   AMT Limited Maturity Bond                0.65%       -       0.11%       0.76%        -            0.76%
o   AMT Liquid Asset                         0.65%       -       0.24%       0.89%        -            0.89%
o   AMT Partners                             0.82%       -       0.10%       0.82%        -            0.92%



Ameritas No-Load Variable Annuity
                                       -6-





o RYDEX
o   Nova                                     0.75%       -       0.67%       1.42%        -            1.42%
o   OTC                                      0.75%       -       0.71%       1.46%        -            1.46%
o   Precious Metals                          0.75%       -       1.29%       2.04%        -            2.04%
o   Ursa                                     0.90%       -       1.39%       1.59         -            1.59%
o   U.S. Government Bond                     0.50%       -       1.39%       1.89%        -            1.89%
STRONG(5)
o   International Stock Fund II              1.00%       -       0.58%       1.58%      0.42%          1.16%
o   Mid Cap Growth Fund II                   1.00%       -       0.16%       1.16%      0.01%          1.15%
o   Opportunity Fund II                      1.00%       -       0.18%       1.18%      0.07%          1.11%
o THIRD AVENUE (6)
o   Third Avenue Value                       0.90%       -       33.53%     34.43%     33.13%          1.30%
VANGUARD(7)
o   VIF Diversified Value                    0.40%       -       0.05%       0.45%        -            0.45%
o   VIF Equity Income                        0.28%       -       0.03%       0.31%        -            0.31%
o   VIF Equity Index                         0.14%       -       0.02%       0.16%        -            0.16%
o   VIF Growth                               0.29%       -       0.02%       0.31%        -            0.31%
o   VIF High-Grade Bond                      0.17%       -       0.03%       0.20%        -            0.20%
o   VIF High Yield Bond                      0.24%       -       0.02%       0.26%        -            0.26%
o   VIF International                        0.30%       -       0.08%       0.38%        -            0.38%
o   VIF Mid-Cap Index                        0.22%       -       0.06%       0.28%        -            0.28%
o   VIF Money Market                         0.14%       -       0.03%       0.17%        -            0.17%
o   VIF REIT Index                           0.40%       -       0.07%       0.47%        -            0.47%
o   VIF Small Company Growth                 0.16%       -       0.04%       0.20%        -            0.20%


(1) Under a contract with the series fund which cannot be terminated or amended except by a vote of the Fund's Board of Trustees, the investment advisor waives its fee and reimburses the portfolio to the extent that, at any time during the life of the portfolio, the portfolio's annual operating expenses exceed 1.00% of the average daily net assets for the Berger IPT-Growth Fund and 1.15% of the average daily net assets for the Berger IPT-Small Company Growth Fund.

(2) "Other Fees" reflect an indirect fee resulting from the portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Net operating expenses after reductions for fees paid indirectly would be as follows:

                  CVS Social Balanced                        0.86%
                  CVS Social International Equity            1.50%
                  CVS Social Mid Cap Growth                  1.02%
                  CVS Social Small Cap Growth                1.15%

(3) Actual annual class operating expenses were lower because a portion of ther brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of univested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.

(4) Certain expenses of the INVESCO portfolios were absorbed voluntarily by INVESCO in order to ensure that expenses for the fund, excluding any expense offset arrangements, did not exceed the "Total" stated in the table. This commitment may be changed at any time following consultation with the board of directors.

(5) The investment advisor may from time to time voluntarily waive fees and/or reimburse expenses for a portfolio. This would lower the portfolio's overall expense ratio and increase the portfolio's return to investors.

(6) The fund commenced investment operations on September 21, 1999. Annualized expenses before reimbursement are not necessarily indicative of expected expenses due to the annualization of certain fixed expenses.

(7) Vanguard has a September 30th fiscal year end. (All other series funds have a December 31st fiscal year end.)


Expense reimbursement agreements are expected to continue in future years but may be terminated at any time. As long as the expense limitations continue for a portfolio, if a reimbursement occurs, it has the effect of lowering the portfolio's expense ratio and increasing its total return.

We may receive administrative fees from the investment advisers of certain portfolios. We currently do not assess a separate charge against our Separate Account or Fixed Account for any income taxes. We may, however, make such a charge in the future if income or gains within the Separate Account will incur any income tax liability, or if tax treatment of our Company changes.


Ameritas No-Load Variable Annuity

     EXAMPLES OF EXPENSES. The following chart shows the overall expenses you would pay under a Policy under certain assumptions on a $1,000 investment with a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the Subaccount listed. In total, these examples assume maximum charges of 0.95% Separate Account annual expenses, the maximum $40 Policy fee (although we currently charge $25), plus the underlying portfolio 2000 expenses. If our current fees are less than the guaranteed maximum fees, your expenses could also be less than shown. The examples assume that the fee waiver and expense reimbursement limits set forth in the chart above will continue for the periods shown in the example, but do not reflect any premium tax charge. THE
EXAMPLE AMOUNTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN IN THE CHART.



                                 EXAMPLES Table
                                                       -------------------------------------------------------------
                                                            Surrender Policy at the end of the time period;
                                                            Annuitize Policy at the end of the time period; or
                                                            Policy is neither surrendered nor annuitized. ($)
--------------------------------------------------------------------------------------------------------------------
          Variable Investment Option                        1yr            3yr            5yr            10yr
--------------------------------------------------------------------------------------------------------------------
AMERITAS PORTFOLIOS (SUBADVISOR)
o   Ameritas Growth (FRED ALGER)                            $18            $56            $96            $209
o   Ameritas MidCap Growth (FRED ALGER)                     $19            $58            $99            $214
o   Ameritas Small Capitalization (FRED ALGER)              $19            $59            $102           $221
BERGER
o IPT Growth                                                $20            $62            $106           $229
o IPT Small Company Growth                                  $20            $61            $105           $227
CALVERT SOCIAL
o CVS Social  Balanced                                      $19            $59            $101           $217
o CVS Social  International  Equity                         $26            $80            $136           $290
o CVS Social Mid Cap Growth                                 $21            $65            $112           $240
o CVS Social Small Cap Growth                               $26            $79            $135           $288
DEUTSCHE
o VIT EAFE(R) Equity Index                                  $17            $51            $88            $192
o VIT Small Cap Index                                       $15            $45            $78            $170
FIDELITY
o VIP Contrafund: Service Class                             $18            $55            $94            $204
o VIP High Income: Service Class                            $18            $55            $95            $206
o VIP Investment Grade Bond: Initial  Class                 $15            $48            $83            $180
o VIP Mid Cap:  Service  Class                              $18            $57            $98            $212
INVESCO  FUNDS
o VIF Financial   Services                                  $23            $69            $119           $255
o  VIF   Health   Sciences                                  $23            $69            $119           $255
o  VIF   Technology                                         $23            $69            $119           $255
o  VIF Telecommunications                                   $23            $69            $119           $255
NEUBERGER BERMAN(4)
o AMT Balanced                                              $20            $62            $106           $228
o AMT Growth                                                $19            $59            $101           $218
o AMT Limited Maturity Bond                                 $18            $55            $94            $204
o AMT Liquid Asset                                          $19            $59            $101           $217
o AMT Partners                                              $19            $59            $102           $221
RYDEX(5)
o Nova                                                      $24            $75            $127           $272
o OTC                                                       $25            $76            $129           $276
o Precious Metals                                           $30            $93            $158           $332
o Ursa                                                      $26            $80            $136           $289
o U.S.  Government Bond                                     $29            $89            $151           $318
STRONG(5)
o International  Stock Fund II                              $22            $67            $114           $245
o Mid Cap Growth Fund II                                    $21            $64            $109           $235
o Opportunity  Fund II                                      $21            $65            $112           $240
THIRD AVENUE
o Third Avenue Value                                        $23            $71            $121           $260

Ameritas No-Load Variable Annuity
                                         -8-



VANGUARD(6)
o VIF Diversified Value                                     $15            $45            $78            $170
o VIF Equity Income                                         $13            $41            $70            $154
o VIF Equity Index                                          $12            $36            $63            $138
o VIF Growth                                                $13            $41            $70            $154
o VIF  High-Grade  Bond                                     $12            $37            $65            $142
o VIF High Yield Bond                                       $13            $39            $68            $149
o VIF  International                                        $14            $43            $74            $162
o VIF Money Market                                          $12            $37            $63            $139
o VIF REIT Index                                            $15            $46            $79            $172
o VIF Small Company Growth                                  $12            $37            $65            $142
-------------------------------------------------------------------------------

THESE EXAMPLES REFLECT MAXIMUM SEPARATE ACCOUNT AND 2000 UNDERLYING PORTFOLIO EXPENSES. THE $40 GUARANTEED MAXIMUM ANNUAL POLICY FEE IS REFLECTED IN THESE EXAMPLES, BASED ON AN AVERAGE POLICY VALUE OF $75,000.

  The Fee Tables are designed to help you understand the various costs and expenses that a Policy Owner will bear directly or indirectly. For more information, read this prospectus' FEES section and the prospectus for each Subaccount's underlying portfolio.


FINANCIAL INFORMATION
-------------------------------------------------------------------------------

         We provide Accumulation Unit value history for each of the Separate Account variable investment options in APPENDIX B. Financial statements of the Separate Account and our company are included in the Statement of Additional Information; to learn how to get a copy, see the front or back page of this prospectus.


IMPORTANT POLICY PROVISIONS
-------------------------------------------------------------------------------

         The AMERITAS NO-LOAD VARIABLE ANNUITY Policy is a flexible premium deferred variable annuity policy. The Policy allows you to save and invest your assets on a tax-deferred basis. A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to the Annuitant for as long as the Annuitant lives or for some other period you select. In addition, if the Annuitant dies before those payments begin, the Policy will pay a death benefit to the Annuitant's Beneficiary. Many key rights and benefits under the Policy are summarized in this prospectus; however, you must refer to the Policy itself for the actual terms of the Policy. You may obtain a copy of the Policy from us. The Policy can be purchased as a tax-qualified or nonqualified annuity. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid under an annuity income option or as a death benefit.

[]   POLICY APPLICATION AND ISSUANCE

         To purchase a Policy, you must submit an application and a minimum initial premium. A Policy usually will be issued only if the Annuitant is age 0 through 85, rounded to the nearest birthday. We reserve the right to reject any application or premium for any reason.

REPLACING AN EXISTING ANNUITY POLICY IS NOT ALWAYS YOUR BEST CHOICE. EVALUATE ANY REPLACEMENT CAREFULLY.

         If your application is in good order upon receipt, we will credit your initial premium (less premium tax, if applicable) to the Policy value in accordance with the Policy's "right to examine" provision within two Business Days after the later of the date we receive your application or the date we receive your premium. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial premium unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met.

         The Policy Date is the date two business days after we receive your application and initial premium. It is the date used to determine Policy Anniversaries and Policy Years. No Policy will be dated on or after the 29th day of a month. (This does not affect how premium is credited; see the paragraph above.)


Ameritas No-Load Variable Annuity

         You can purchase a tax-qualified Policy as part of Section 401(a) pension or profit-sharing plans, or an IRA, Roth IRA, SIMPLE IRA, and SEP, subject to certain limitations. See this prospectus' TAX MATTERS section for details.

o   APPLICATION IN GOOD ORDER

All application questions must be answered, but particularly note these requirements:
o The Owner's and the Annuitant's full name, Social Security number, and date of birth must be included.
o Be certain you identify an Annuitant's Beneficiary and, if the Owner and Annuitant are not the same person, an Owner's Beneficiary if you want someone other than the Annuitant's Beneficiary to receive death benefits payable due to the Owner's premature death.
o Your premium  allocations  must be completed in whole  percentages,  and total
  100%.
o Initial premium must meet minimum premium requirements.
o Signatures of the Owner and Annuitant (if other than the Owner) must be on the application.
o Identify the type of plan, whether it is nonqualified or, if it is qualified, state the type of qualified plan.
o City,  state and date application was signed must be  completed.
o If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
o There may be forms in addition to the application required by law or regulation, especially when a qualified plan or replacement is involved.

o   PREMIUM REQUIREMENTS

         Your premium checks should be made payable to "Ameritas Life Insurance Corp." We may postpone crediting any payment made by check to your Policy value until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. Total premiums for all annuities held with us for the same Annuitant may not exceed $1 million without our consent.

         INITIAL PREMIUM

o    The only premium required. All others are optional.
o Must be at least $2,000. We have the right to change these premium requirements, and to accept a smaller initial premium if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or as part of a tax-qualified plan.

         ADDITIONAL PREMIUMS

o Must be at least $250; $50 if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or a tax-qualified plan. We have the right to change these premium requirements.

o Will not be accepted, without our approval, on or after the later of (i) the Policy Anniversary following your or the Annuitant's 85th birthday or
     (ii) the Annuity Date.

o   ALLOCATING YOUR PREMIUMS

         You may allocate your premiums among the variable investment options and the Fixed Account fixed interest rate option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.

o Allocations must be in whole percentages, and total 100%.

o You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.

o All premiums will be allocated pursuant to your instructions on record with us, except your initial premium and any additional premiums received during your Policy's "right to examine" period may be subject to special requirements.

         "RIGHT TO EXAMINE" PERIOD ALLOCATIONS

         If you allocate 100% of your initial premium to the Fixed Account, we can immediately honor your allocation. Otherwise, due to state "right to examine" requirements we will allocate all of your initial premium to the Neuberger Berman AMT Liquid Asset Subaccount for 13 days. Then, we will invest your initial premium among the investment options pursuant to your application instruction. (Any additional premiums we receive during the "right to examine" period plus 3 days will be allocated in the same manner.) If, at the end of the "right


Ameritas No-Load Variable Annuity
to examine" period, you decide to cancel your Policy, we will refund the amount required by your state as stated in your Policy, but not less than all premiums paid.

[]   YOUR POLICY VALUE

         On your Policy's date of issue, the Policy value equals the initial premium less any charge for applicable premium taxes. On any Business Day thereafter, the Policy value equals the sum of the values in the Separate Account variable investment options and the Fixed Account. The Policy value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable investment options (and interest earned in the Fixed Account options) as well as the deductions for fees under the Policy.

o   SEPARATE ACCOUNT VALUE

         Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Subaccount units allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:

(a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus

(b)  the daily mortality and expense risk charge; and this result divided by
(c) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

         When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

o   FIXED ACCOUNT VALUE

The Policy value of the Fixed Account (fixed interest rate investment option) on any Business Day equals:
(a) the Policy value of the Fixed Account at the end of the preceding Policy month; plus
(b)  any net premiums credited since the end of the previous Policy month; plus
(c) any transfers from the Subaccounts credited to the Fixed Account since the end of the previous Policy month; minus
(d) any transfers and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy month; minus
(e) any partial withdrawal taken from the Fixed Account since the end of the previous Policy month; minus
(f) the Fixed Account's share of the annual Policy fee on the Policy Anniversary; plus
(g)  interest credited on the Fixed Account balance.

[]   TELEPHONE TRANSACTIONS

TELEPHONE  TRANSACTIONS  PERMITTED
o  Transfers  among  investment  options.
o  Establish systematic transfer programs.
o  Change of premium allocations.

HOW TO AUTHORIZE TELEPHONE TRANSACTIONS

o Upon your authorization on the Policy application or in Written Notice to us, you or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

TELEPHONE TRANSACTION RULES:

o Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time), except Rydex Subaccount transactions must be received by 2 p.m. Central Time; if later, the transaction will be processed the next day the NYSE is open.
o Calls will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
o May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instruction we reasonably believe to be genuine.


Ameritas No-Load Variable Annuity

[]   DELAY OF PAYMENTS

         We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

         We may defer payments of full surrenders or partial withdrawals from the Fixed Account for up to 6 months from the date we receive your Written Notice.

[]   BENEFICIARY

         You  may  change  Policy  beneficiary(ies)   (Owner's  Beneficiary  and
Annuitant's Beneficiary) by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

         If there are joint Owners, the surviving joint Owner will be deemed the Owner's Beneficiary, and the Owner's Beneficiary named in the Policy application or subsequently changed will be deemed the contingent Owner's Beneficiary. If both joint Owners die simultaneously and, any death benefit payable because of an Owner's death will be paid to the contingent Owner's Beneficiary.

         If the Owner's Beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit payable upon your death, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner.

         If there is no named Owner's Beneficiary or Annuitant's Beneficiary, then you are or your estate is the Beneficiary until you name a new Beneficiary. If you have either a named Annuitant's Beneficiary or Owner's Beneficiary, but not both, we will presume you intend the named person(s) or legal entity to serve both beneficiary roles. (If the Owner and Annuitant are the same person, there is only a need to name an Annuitant's Beneficiary.)

         The Owner's Beneficiary assumes ownership of the Policy upon the Owner's death, and also then receives distribution of Policy assets pursuant to federal tax requirements. The Annuitant's Beneficiary receives the death benefit payable upon the Annuitant's death. If the Owner and Annuitant are the same person, proceeds are paid to the Annuitant's Beneficiary.

[]   MINOR OWNER OR BENEFICIARY

         A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. Contrary to common belief, in most states parental status does NOT automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.


Ameritas No-Load Variable Annuity

[]   POLICY CHANGES

         Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Office and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this Prospectus' first two pages and last page.

[]   POLICY TERMINATION

         We may treat any partial withdrawal that leaves a Policy value of less than $1,000 as a complete surrender of the Policy. See this prospectus' POLICY
DISTRIBUTIONS: WITHDRAWALS section for more information.



INVESTMENT OPTIONS
--------------------------------------------------------------------------------

     We recognize you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options - each chosen for its potential to meet specific investment objectives.

THE VALUE OF YOUR POLICY WILL GO UP (UP ARROW) OR DOWN (DOWN ARROW) BASED ON THE INVESTMENT PERFORMANCE OF THE VARIABLE INVESTMENT OPTIONS YOU CHOOSE. The investment results of each variable investment option are likely to differ significantly, and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

     You may allocate all or a part of your premiums among 44 Separate Account variable investment options or the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%. The variable investment options, which invest in underlying portfolios, are listed and described in APPENDIX A to this prospectus.

[]   SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS (ALSO SEE APPENDIX A)

     The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy value of your Policy depends directly on the investment performance of the portfolios that you select.

THE UNDERLYING PORTFOLIOS IN THE SEPARATE ACCOUNT ARE NOT PUBLICLY TRADED MUTUAL FUNDS, AND ARE NOT THE SAME AS OTHER PUBLICLY TRADED MUTUAL FUNDS WITH VERY SIMILAR NAMES. They are only available as separate account investment options in life insurance companies, or through participation in certain qualified pension or retirement plans.

Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.

You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or Ameritas. The Separate Account was established as a separate investment account of Ameritas under Nebraska law on October 26, 1995. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

YOU BEAR THE RISK THAT THE VARIABLE INVESTMENT OPTIONS YOU SELECT MAY FAIL TO MEET THEIR OBJECTIVES, THAT THEY COULD GO DOWN IN VALUE, AND THAT YOU COULD LOSE PRINCIPAL.



Ameritas No-Load Variable Annuity

     Each Subaccount underlying portfolio operates as a separate investment fund, and the income or losses of one generally has no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the series funds which accompany this prospectus.

o   ADDING, DELETING, OR SUBSTITUTING VARIABLE INVESTMENT OPTIONS

         We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount underlying portfolio and substitute shares of another series fund portfolio. If the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account, we will first notify you and receive any necessary SEC and state approval before making such a change.

         New Separate Account underlying portfolios may be added, or existing funds eliminated, when, in our sole discretion, conditions warrant a change. If a portfolio is eliminated, we will ask you to reallocate any amount in the eliminated portfolio. If you do not reallocate these amounts, we will automatically reinvest them in the Neuberger Berman AMT Liquid Asset Subaccount.

         If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.

[]   FIXED ACCOUNT FIXED INTEREST RATE OPTION

         There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 3% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The focus of this prospectus is to disclose the Separate Account aspects of the Policy. Refer to the Policy for additional details regarding the Fixed Account.

ALL AMOUNTS ALLOCATED TO THE FIXED ACCOUNT BECOME ASSETS OF OUR GENERAL ACCOUNT. INTEREST IN THE GENERAL ACCOUNT HAS NOT BEEN REGISTERED WITH THE SEC AND IS NOT SUBJECT TO SEC REGULATION, NOR IS THE GENERAL ACCOUNT REGISTERED AS AN INVESTMENT COMPANY WITH THE SEC. THEREFOR, SEC STAFF HAVE NOT REVIEWED THE FIXED ACCOUNT DISCLOSURES IN THIS PROSPECTUS.

[]   TRANSFERS

         The Policy is designed for long-term investment, not for use with professional "market timing" services or use with programmed, large or frequent transfers. Excessive transfers could harm other Policy Owners by having a detrimental effect on investment portfolio management. We reserve the right to reject any specific premium allocation or transfer request, if in the judgment of a Subaccount portfolio fund advisor, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy owners would otherwise potentially be adversely affected.

          Subject to restrictions during the "right to examine period" and prior to the Annuity Date, you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:


Ameritas No-Load Variable Annuity

         TRANSFER RULES:

o A transfer is considered any single request to move assets from one or more Subaccounts or the Fixed Account to one or more of the other Subaccounts or the Fixed Account.
o We must receive notice of the transfer- either Written Notice, an authorized telephone transaction, or by internet when available.
o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)

- If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $100 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
- The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.

o The first 15 transfers each Policy Year are free. Thereafter, transfers may result in a $10 charge for each transfer. This fee is deducted on a pro-rata basis from balances in all Subaccounts and the Fixed Account; it is not subtracted from the amount of the transfer. Transfers under any systematic transfer program DO count toward the 15 free transfer limit.

o A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
- may be made only once each Policy Year;
- may be delayed up to six months;
- is limited  during any Policy Year to the greater of:
- 25% of the Fixed account value on the date of the initial transfer during that year;
- the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months; or
- $1,000.

o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time.
o If the Policy value in any Subaccount falls below $250, we may transfer the remaining balance, without charge, to the Neuberger Berman AMT Liquid Asset Subaccount.
o Rydex Subaccount transfers received later than 2 p.m. Central Time are processed the next Business Day.


[]   THIRD-PARTY SERVICES

         Where permitted and subject to our rules, we may accept your authorization to have a third party exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election by sending us Written Notice. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Policy.

[]   SYSTEMATIC TRANSFER PROGRAMS

o   DOLLAR COST AVERAGING PROGRAM

         Dollar Cost Averaging allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Neuberger Berman AMT Liquid Asset Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time.

Systematic Transfer Programs are intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.


Ameritas No-Load Variable Annuity

         DOLLAR COST AVERAGING RULES:

o There is no additional charge for the Dollar Cost Averaging program.

o We must receive notice of your election and any changed instruction - either Written Notice, by telephone transaction instruction, or by internet when available.

o    Automatic transfers can only occur monthly.

o The minimum transfer amount out of the Neuberger Berman AMT Liquid Asset Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.

o Dollar Cost Averaging program transfers cannot begin before the end of a Policy's "right to examine" period.

o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy month anniversary following the date the Policy's "right to examine" period ends.

o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Neuberger Berman AMT Liquid Asset Subaccount or the Fixed Account is less than $100.

o Dollar Cost Averaging is not available when the Portfolio Rebalancing program is elected.

o   PORTFOLIO REBALANCING PROGRAM

         The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

         PORTFOLIO REBALANCING PROGRAM RULES:

o There is no additional  charge for the Portfolio  Rebalancing  program.
o The Fixed Account is excluded from this program.

o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by internet when available.

o    You may have rebalancing occur quarterly, semi-annually or annually.

o   EARNINGS SWEEP PROGRAM

         The Earnings Sweep program allows you to sweep earnings from your Subaccounts to be rebalanced among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

         EARNINGS SWEEP PROGRAM RULES:

o    There is no additional charge for the Earnings Sweep program.
o    The Fixed Account is included in this program.
o You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by internet when available.
o    You may have your earnings sweep quarterly, semi-annually or annually.



Ameritas No-Load Variable Annuity

FEES
-------------------------------------------------------------------------------

         The following repeats and adds to information provided in the FEE TABLES section. Please review both prospectus sections for information on fees.

[]   NO SALES LOAD

[]   NO WITHDRAWAL CHARGE

[]   MORTALITY AND EXPENSE RISK CHARGE

        > We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy. This fee is equal to a current annual rate of 0.60% (guaranteed maximum rate of 0.95%) of the value of the net assets in the Separate Account. This fee is reflected in the Accumulation Unit values for each Subaccount.

         Our MORTALITY RISK arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Date. The mortality risk we assume is that annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy. Another mortality risk we assume is that at the Annuitant's death the death benefit we pay will greater than the Policy value.

         Our EXPENSE RISK is that our costs to administer your Policy will exceed the amount we collect through administrative charges.

         If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit.


[]   ADMINISTRATIVE FEES

         Administrative fees help us cover our cost to administer your Policy.

         ANNUAL POLICY FEE

         > Currently $25. We reserve the right to charge an annual Policy fee not to exceed $40.

         Any Policy Fee is deducted from your Policy value on the last Business Day of each Policy Year and upon a complete surrender. This fee is levied by canceling Accumulation Units and making a deduction from the Fixed Account. It is deducted from each Subaccount and the Fixed Account in the same proportion that the value in each Subaccount and the Fixed Account bears to the total Policy value.

[]   TRANSFER FEE

         > The first 15 transfers per Policy Year from Subaccounts or the Fixed Account are free. A transfer fee of $10 may be imposed for any transfer in excess of 15 per Policy Year. The transfer fee is deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Owner is invested.

[]   TAX CHARGES

         Some states and municipalities levy a tax on annuities, currently ranging from 0% to 3.5% of your premiums. These tax rates, and the timing of the tax, vary and may change. Presently, we deduct the charge for the tax in those states with a tax either (a) from premiums as they are received, or (b) upon applying proceeds to an annuity income option.

         No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other costs resulting from taxes that we determine are properly attributable to the Separate Account.

[]   FEES CHARGED BY THE PORTFOLIOS

         > Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are set forth in this prospectus' FEE TABLES section and described in more detail in each fund's prospectus. A portfolio's fees and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.



Ameritas No-Load Variable Annuity

POLICY DISTRIBUTIONS
-------------------------------------------------------------------------------

         There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Date. Tax penalties may apply to amounts taken out of your Policy before the Annuity Date. Your Policy also provides a death benefit that may be paid upon the Annuitant's death prior to the Annuity Date. All or part of a death benefit may be taxable.

[]   WITHDRAWALS

         You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Annuity Date. Following a full surrender of the Policy, or at any time the Policy value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

Withdrawals may be subject to:
     -  Income Tax
     -  Penalty Tax

         WITHDRAWAL RULES

o Withdrawals must be by Written Notice. A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment, which must be at least 30 days after we receive the form.
o    Minimum withdrawal is $250.
o We may treat any partial withdrawal that leaves a Policy value of less than $1,000 as a complete surrender of the Policy.
o Withdrawal results in cancellation of Accumulation Units from each applicable Subaccount and deduction of Policy value from any Fixed Account option. If you do not specify which investment option(s) from which to take the withdrawal, it will be taken from each investment option in the proportion that the Policy value in each investment option bears to the total Policy value.
o The total amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid, a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Separate Account.
o Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

o   SYSTEMATIC WITHDRAWAL PLAN

         The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Policy value from a specified investment option monthly, quarterly, semi-annually or annually. We can support and encourage your use of electronic fund transfer of systematic withdrawal plan payments to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the Annuitant. No systematic withdrawal may be established after the 28th of each month. Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax advisor before requesting this plan.

[]   DEATH BENEFITS

o   ANNUITANT'S DEATH BENEFIT

         We will pay the Annuitant's death benefit after we receive Due Proof of Death of the last Annuitant's death or as soon thereafter as we have sufficient information about the Annuitant's Beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at the Annuitant's death. If the Annuitant's Beneficiary does not make an annuity income option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the Annuitant's Beneficiary.


An Annuitant's death benefit is payable upon:
     -  Your Policy being in force;
     -  Receipt of Due Proof of Death of the Annuitant's Death;
     -  Election of an annuity income option; and
     -  Proof that the Annuitant died before any annuity payments begin.

"DUE PROOF OF DEATH" is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statment by the attending physician, or any other proof satisfactory to us.



Ameritas No-Load Variable Annuity

         We will deduct any applicable premium tax not previously deducted from the death benefit payable.

         Upon the last surviving Annuitant's death before the Annuity Date, the Policy will end, and we will pay a death benefit to the named Annuitant's Beneficiary. The death benefit equals the larger of:
     - your Policy value on the later of the date we receive Due Proof of Death or an annuity payout option election less any charge for applicable premium taxes; or
     -    the sum of net premiums,  less partial withdrawals.

         If you, a joint Owner, or the last surviving Annuitant dies on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

o   IRS REQUIRED DISTRIBUTION UPON DEATH OF OWNER

         Upon the Owner's death, the Owner's Beneficiary becomes the new Policy Owner and can determine how to distribute Policy value pursuant to IRS requirements. Until a distribution election is made, the Owner's Beneficiary controls Policy value (right to make transfers, etc.). Federal law requires that if your Policy is tax non-qualified and you, the Owner, die before the Annuity Date, then the entire value of your Policy must be distributed within 5 years of your death. The 5-year rule does not apply to that portion of the proceeds which
(a) is for the benefit of an individual Owner's Beneficiary; and (b) will be paid over the lifetime or the life expectancy of that Owner's Beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. The Statement of Additional Information has a more detailed description of these rules. Other required distribution rules apply to tax-qualified Policies and are described in this prospectus' APPENDIX C.

         If an Owner of the Policy is a corporation, trust or other non-individual, we treat the primary Annuitant as an Owner for purposes of the IRS required distribution. The "primary Annuitant" is that individual whose life affects the timing or the amount of any death benefit paid under the Policy. A change in the primary Annuitant will be treated as the death of an Owner.

[]   ANNUITY INCOME PHASE

         A primary function of an annuity contract, like this Policy, is to provide annuity payments to the Annuitant. The level of annuity payments is determined by your Policy value, the Annuitant's sex (except where prohibited by law) and age, and the annuity income option selected. All or part of your Policy Cash Surrender Value may be placed under one or more annuity income option.

Annuity payments:
- require investments to be allocated to our general account, so are not variable.
-    may be taxable and, if premature, subject to a tax penalty.

         Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Annuitant.

         Payments under the annuity income options are FIXED ANNUITY PAYMENTS based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. We have sole discretion whether or not to pay a higher interest rate for annuity income options 1, 2, or 3 (see below). Current immediate annuity rates for options 4 or 5 for the same class of annuities are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts are based on the 1983 Table "a" Individual Annuity Table projected 17 years, and an interest rate which is guaranteed to yield 3 1/2 % on an annual basis. Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the Annuity Date, and does not change.

o   WHEN ANNUITY INCOME PAYMENTS BEGIN

         You select the Annuity Date by completing an election form that you can request from us at any time. This date may not be any earlier than the fifth Policy anniversary. If you do not specify a date, the Annuity Date will be the later of the Policy Anniversary nearest the Annuitant's 85th birthday or the fifth Policy Anniversary. Tax-qualified Policies may require an earlier Annuity Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Date.



Ameritas No-Load Variable Annuity

o   SELECTING AN ANNUITY INCOME OPTION

         You choose the annuity income option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the date annuity payments are scheduled to begin. If no selection is made by then, we will apply the Policy Cash Surrender Value to make annuity payments under annuity income option 4 providing lifetime income payments.

The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment.

     If the Annuitant dies before the Annuity Date (and the Policy is in force), the Annuitant's Beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

o   ANNUITY INCOME OPTIONS

         Once fixed annuity payments under an annuity income option begin, they cannot be changed. (We may allow the Annuitant or Beneficiary to transfer amounts applied under options 1, 2 or 3 to option 4, 5 or 6 after the Annuity Date. However, we reserve the right to discontinue this practice.) When the Annuitant or Owner dies, we will pay any unpaid guaranteed payments to the payee's beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

         NOTE: UNLESS YOU ELECT AN ANNUITY INCOME OPTION WITH A GUARANTEED PERIOD OR OPTION 1, IT IS POSSIBLE THAT ONLY ONE ANNUITY PAYMENT WOULD BE MADE UNDER THE ANNUITY PAYOUT OPTION IF THE ANNUITANT DIES BEFORE THE DUE DATE OF THE SECOND ANNUITY PAYMENT, ONLY TWO ANNUITY PAYMENTS WOULD BE MADE IF THE ANNUITANT DIED BEFORE THE DUE DATE OF THE THIRD ANNUITY PAYMENT, ETC.

         Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

         We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20. If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20. In no event will we make payments under an annuity option less frequently than annually.

         The annuity income options are:


(1) INTEREST PAYMENT. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.


(2) DESIGNATED AMOUNT ANNUITY. Proceeds are paid in monthly installments of a specified amount over at least a 5-year period until proceeds, with interest, have been fully paid.

(3) DESIGNATED PERIOD ANNUITY. Proceeds are paid in monthly installments for the specified period chosen. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.


(4) LIFETIME INCOME ANNUITY. Proceeds are paid as monthly income during the Annuitant's life. Variations provide for guaranteed payments for a period of time.

(5) JOINT AND LAST SURVIVOR Lifetime Income Annuity. Proceeds are paid as monthly income during the joint Annuitants' lives and until the last of them dies.

(6) LUMP SUM.  Proceeds are paid in one sum.


Ameritas No-Load Variable Annuity

TAX MATTERS
-------------------------------------------------------------------------------

         The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Policy. This discussion of federal income tax consideration relating to the Policy is based upon our understanding of laws as they now exist and are currently interpreted by the Internal Revenue Service ("IRS").

         When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest money (generally on a pre-tax basis) in an annuity as part of a pension or retirement plan that is subject to requirements and may have additional benefits under the Internal Revenue Code beyond those generally applicable to annuities (e.g., "qualified plan" such as IRAs, TSAs, and the like), your contract is called a "Qualified Policy." Other annuities, in which already taxed money is invested (other than as part of a qualified plan which can accept after-tax deposits), are referred to as a "Nonqualified Policy." The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan.

[]   TAXATION OF NONQUALIFIED POLICIES

         If a non-natural person (e.g., a corporation or a trust) owns a Nonqualified Policy, the taxpayer generally must include in income any increase in the excess of the Policy value over the investment in the Policy (generally, the premiums paid for the Policy) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

THE FOLLOWING DISCUSSION GENERALLY APPLIES TO POLICIES OWNED BY NATURAL PERSONS.

o WITHDRAWALS. When a withdrawal from a Nonqualified Policy occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Policy value immediately before the distribution over the Owner's investment in the Policy (generally, the premiums paid for the Policy, reduced by any amount previously distributed from the Policy that was not subject to tax) at that time. In the case of a surrender under a Nonqualified Policy, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Policy.

o PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Nonqualified Policy, a federal tax penalty equal to 10% of the amount treated as income may be imposed. In general, however, there is no penalty on distributions:

- made on or after the taxpayer reaches age 59 1/2; - made on or after an Owner's death; - attributable to the taxpayer's becoming disabled; or

- made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

   Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

o ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Policy ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Policy has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

o TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from the Policy because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Policy, or (ii) if distributed under an annuity income option, they are taxed in the same way as annuity payments.


Ameritas No-Load Variable Annuity

o TRANSFERS, ASSIGNMENT OR EXCHANGES OF A POLICY. A transfer or assignment of ownership of the Policy, the designation of an Annuitant, the selection of certain dates for annuity payments to begin, or the exchange of the Policy may result in certain tax consequences to you that are not discussed here. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax advisor as to the tax consequences.

o WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

o WITHHOLDING FOR NONRESIDENT ALIEN OWNERS. Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

o MULTIPLE POLICIES. All Non-Qualified deferred annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount of gain includable in such Owner's income when a taxable distribution occurs.

o FURTHER INFORMATION. We believe that the Policy qualifies as an annuity contract for Federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Policy."

[]   TAXATION OF QUALIFIED POLICIES

         The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Policy may be subject to the terms of the retirement plan itself, regardless of the terms of the Policy. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Policy comply with the law. Also, you may wish to consult a tax and/or financial adviser regarding the use of the Policy within a qualified or other retirement plan, since the purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits, guaranteed fees and asset allocation models that many retirement plans do not provide.

o INDIVIDUAL RETIREMENT ACCOUNTS (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of $2,000 or 100% of adjusted gross income. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The Internal Revenue Service has not addressed in a ruling of general applicability whether a death benefit provision such as the optional guaranteed minimum death benefit provision(s) in the Policy comports with IRA qualification requirements.

o ROTH IRAS, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amount with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exception) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.



Ameritas No-Load Variable Annuity

o CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant, or both may result if the Policy is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Policy. The Policy includes guaranteed minimum death benefit options that in some cases may exceed the greater of the premiums or the Policy value. The standard death benefit or optional guaranteed minimum death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser.

o OTHER TAX ISSUES. Qualified Policies have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

   Distributions from Qualified Policies generally are subject to withholding for the Owner's Federal Income Tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

   "Eligible rollover distributions" from section 401(a) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

[]   POSSIBLE TAX LAW CHANGES

         Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

         We have the right to modify the Policy in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any Policy and do not intend the above discussion as tax advice.


Ameritas No-Load Variable Annuity

MISCELLANEOUS
-------------------------------------------------------------------------------

[]   ABOUT OUR COMPANY

RATINGS: A.M. BEST - A+ (SUPERIOR), 2nd highest rating of 15 categories.
           STANDARD & POOR'S - AA (VERY STRONG), 3rd highest rating of 21 categories for insurer financial strength.
          WEISS RESEARCH, INC. - A- (EXCELLENT), 3rd highest rating of 16 categories for fiscal strength.
          (THESE RATINGS DO NOT BEAR ON THE INVESTMENT PERFORMANCE OF ASSETS HELD IN THE SEPARATE ACCOUNT OR ON THE DEGREE OF RISK IN INVESTMENTS IN THE SEPARATE ACCOUNT.)

AWARD:     1999 BETTER BUSINESS BUREAU NATIONAL TORCH AWARD

          AMERITAS LIFE INSURANCE CORP. AND ITS AFFILIATED COMPANIES WERE AMONG ONLY 22 FINALISTS HONORED IN THIS AWARD FOR MARKETPLACE ETHICS. WE WERE SITED FOR "DEMONSTRATING THE HIGHEST LEVEL OF INTEGRITY IN [OUR] PRACTICE TOWARD CUSTOMERS, EMPLOYEES, SUPPLIERS, INDUSTRY PEERS, AND THE COMMUNITIES WHERE [WE] DO BUSINESS."

Ameritas Life Insurance Corp. issues the Policy described in this prospectus and is responsible for providing each Policy's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Nebraska - Nebraska's first insurance company - in business since 1887. We are an indirectly wholly owned subsidiary of Ameritas Acacia Mutual Holding Company ("Ameritas Acacia"). As of December 31, 2000, Ameritas Acacia and its subsidiaries had total assets of over $7.4 billion. Our address is 5900 "O" Street, Lincoln, Nebraska, 68510. (See page 2 of this prospectus, or the cover page or last page for information on how to contact us.)

         We are engaged in the business of issuing individual life insurance, annuities and group dental and vision insurance, retirement plans and 401(k) plans throughout the United States, except the State of New York. The Ameritas Acacia companies are a diversified family of financial services businesses offering the above listed products and services as well as mutual funds and other investments, financial planning, banking, and public financing.

[]   DISTRIBUTION OF THE POLICIES

     Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510, an indirect majority-owned subsidiary of ours, is the principal underwriter of the Policies. We and AmerUs Life Insurance Company entered into a joint venture to form AMAL Corporation, a holding company that owns the common stock of our distributor, Ameritas Investment Corp. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and will also be licensed as insurance agents to sell variable insurance products. AIC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. There is no premium load to cover sales and distribution expenses. All compensation or expense reimbursement received by AIC for serving as principal underwriter of the Policies will be paid by us from our other assets or surplus in our general account, which may include profits derived from amounts derived from mortality and expense risk charges and other charges made under the Policies. Policies can be purchased directly from us through our direct consumer services, with salaried employees who are registered representatives of AIC and who will not receive compensation related to the purchase.

The Policies are also sold by individuals who are registered representatives of AIC or other broker-dealers. In these situations, we may pay AIC at a rate of up to .05% of all premium received, and other broker-dealers at a rate of up to
 .50% of premium plus an asset based administrative compensation of .10% (annualized).



Ameritas No-Load Variable Annuity

[]   VOTING RIGHTS

         As required by law, we will vote the Subaccount shares in the underlying portfolios at regular and special shareholder meetings of the series funds pursuant to instructions received from persons having voting interests in the underlying portfolios. The underlying portfolios may not hold routine annual shareholder meetings.

         As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts you are invested in. You will receive proxy material, reports, and other materials relating to each underlying portfolio in which you have voting rights.

[]   DISTRIBUTION OF MATERIALS

         We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several owners with the same last name who share a common address or post office box.

[]   ADVERTISING

         From time to time, we may advertise several types of performance for the Subaccount variable investment options. We may also advertise ratings, rankings or other information related to us, the Subaccounts or the underlying portfolios. The following is a description of types of performance reporting:

         TOTAL RETURN is the overall change in the value of an investment in a Subaccount variable investment option over a given period of time.

         STANDARDIZED AVERAGE ANNUAL TOTAL RETURN is calculated in accordance with SEC guidelines. This shows the percentage return on $1,000 invested in the Subaccounts over the most recent 1, 5 and 10 year periods. If the variable investment option was not available for the full period, we give a history from the date money was first received in that option. This return reflects deduction of all recurring Policy charges during each period (i.e. mortality and expense risk charges, annual Policy fees, administrative expenses, and any applicable withdrawal charges) as well as charges for those optional features usually purchased with the Policy or marketed by us as integral features to purchase with the Policy. Standardized returns may reflect current waiver of any fees or current charges that are lower than our guaranteed maximum charges.

         NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN may be for periods other than those required or may otherwise differ from standardized average annual total return. For example, if a Subaccount's underlying portfolio has been in existence longer than the Subaccount, we may show non-standardized performance for periods that begin on the inception date of the underlying portfolio, rather than the inception date of the Subaccount. Otherwise, non-standardized average annual total return is calculated in a similar manner as that stated above, except we do not include the deduction of any applicable withdrawal charge
(e.g., we assume the Policy continues beyond the period shown), and some non-standardized returns may be based on Policy sizes where the Policy fee would be waived. Non-standardized returns may also assume none or only some of the optional features are elected.

[]   LEGAL PROCEEDINGS

         As of the date of this Prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

[]   WAIVER OF CERTAIN FEES

     When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (exluding fees charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee.
     Any fee waiver will not be discriminatory and will be done accoring to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any fees may be subject to state approval.



Ameritas No-Load Variable Annuity

APPENDIX A:  VARIABLE INVESTMENT OPTION PORTFOLIOS

         The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are NOT publicly traded mutual funds available for direct purchase by you. THERE IS NO ASSURANCE THE INVESTMENT OBJECTIVES WILL BE MET.

         This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio for more information about that portfolio.


----------------------------------------------------------------------------------------------------------------------
     Separate Account
          Portfolio                     Investment Strategy                     Investment Objective
-------------------------------------- -------------------------------------------------------------------------------
        AMERITAS PORTFOLIOS                 Offered through CALVERT VARIABLE SERIES, INC. AMERITAS PORTFOLIOS
            (SUBADVISOR)                                   Advised by AMERITAS INVESTMENT CORP

-------------------------------------- -------------------------------------------------------------------------------
AMERITAS GROWTH (FRED ALGER)           Common stocks of large U.S.
                                       companies with broad product lines,
                                       markets, financial resources and         Long-term capital growth.
                                       depth of management.
-------------------------------------- ---------------------------------------- --------------------------------------
AMERITAS MIDCAP GROWTH
Common stocks of midsize U.S.
         (FRED ALGER)                  companies with promising growth          Long-term capital growth.
                                       potential.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Common stocks of small, fast-growing
AMERITAS SMALL CAPITALIZATION          U.S. companies that offer innovative
         (FRED ALGER)                  products, services or technologies       Long-term capital growth.
                                       to a rapidly expanding marketplace.
-------------------------------------- -------------------------------------------------------------------------------
               BERGER                               Offered through BERGER INSTITUTIONAL PRODUCTS TRUST
                                                                   Advised by BERGER LLC
-------------------------------------- ---------------------------------------- --------------------------------------
IPT-GROWTH                             Common stocks of established companies   Long-term capital growth.
                                       with potential for growth.
-------------------------------------- ---------------------------------------- --------------------------------------
IPT-SMALL COMPANY GROWTH               Common stocks of small companies with    Capital growth.
                                       potential for rapid revenue and
                                       earnings growth.
-------------------------------------- -------------------------------------------------------------------------------
           CALVERT SOCIAL                Offered through CALVERT VARIABLE SERIES, INC. CALVERT SOCIAL PORTFOLIOS
                                                       Advised by CALVERT ASSET MANAGEMENT COMPANY
-------------------------------------- -------------------------------------------------------------------------------
CVS SOCIAL BALANCED                    Mostly large-cap growth oriented
                                       common stock of U.S. companies, with
                                       some bonds and money market              Income and capital growth through
                                       instruments.                             social criteria screened investments.
-------------------------------------- ---------------------------------------- --------------------------------------
CVS SOCIAL INTERNATIONAL EQUITY        Common stocks of mid to large cap        High total return through social
                                       companies.                               criteria screened investments.
-------------------------------------- ---------------------------------------- --------------------------------------
CVS SOCIAL MID CAP GROWTH              Common stocks of mid size companies.     Long-term capital growth through
                                                                                social criteria screened investments.
-------------------------------------- ---------------------------------------- --------------------------------------

CVS SOCIAL SMALL CAP GROWTH            Common stocks of small cap companies.    Long-term capital growth through
                                                                                social criteria screened investments.
-------------------------------------- -------------------------------------------------------------------------------
              DEUTSCHE                             Offered through DEUTSCHE ASSET MANAGEMENT VIT FUNDS
                                                             Advised by Deutsche Asset Management, Inc.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Stocks and other securities              Match, before expenses, performance
VIT EAFE(R)EQUITY INDEX                representative of the EAFE Index as a    of the Morgan Stanley Capital
                                       whole.                                   International EAFE Index.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Statistically selected sample of the     Match, before expenses, performance
VIT SMALL CAP INDEX                    securities found in the Russell 2000     of the Russell 2000 Small Stock
                                       Index.                                   Index.
-------------------------------------- -------------------------------------------------------------------------------
                                             Offered through VARIABLE INSURANCE PRODUCTS : INITIAL CLASS AND
              FIDELITY                                  VARIABLE INSURANCE PRODUCTS: SERVICE CLASS
                                                   Advised by FIDELITY MANAGEMENT AND RESEARCH COMPANY
-------------------------------------- -------------------------------------------------------------------------------
VIP CONTRAFUND: SERVICE CLASS          Common stocks of companies whose
                                       value is not fully recognized.           Long-term capital growth.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       High yielding fixed-income
VIP HIGH INCOME: SERVICE CLASS         securities, while also considering
                                       growth of capital.                       High level of current income.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       U.S. dollar-denominated
                                       investment-grade bonds, allocated
                                       across different market sectors and      High level of current income
VIP INVESTMENT GRADE BOND:             maturities, and managed to have          consistent with preservation of
  INITIAL CLASS                        similar overall interest rate risk to    capital.
                                       the Lehman Brothers Aggregate Bond
                                       Index.
-------------------------------------- ---------------------------------------- --------------------------------------
VIP MID CAP: SERVICE CLASS             Common stocks of companies, mostly       Long-term capital growth.
                                       with medium market capitalizations
                                       (similar to companies in the S&P
                                       MidCap 400).
-----------------------------------------------------------------------------------------------------------------------




Ameritas No-Load Variable Annuity         Variable Investment Option Portfolios
                                       -A:1-




-------------------------------------- -------------------------------------------------------------------------------
            INVESCO FUNDS                        Offered through INVESCO VARIABLE INVESTMENT FUNDS, INC.
                                                           Advised by INVESCO FUNDS GROUP, INC.
-------------------------------------- -------------------------------------------------------------------------------
VIF FINANCIAL SERVICES                 Common stocks of companies involved in   Long-term capital growth.
                                       the financial services sector.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Common stocks of companies that
                                       develop, produce or distribute
VIF HEALTH SCIENCES                    products or services related to health   Long-term capital growth.
                                       care.
-------------------------------------- ---------------------------------------- --------------------------------------
VIF TECHNOLOGY                         Common stocks of companies engaged in    Long-term capital growth.
                                       technology-related industries.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Common stocks of companies engaged in
                                       the design, development, manufacture,
                                       distribution, or sale of
VIF TELECOMMUNICATIONS                 communications services and equipment,   Long-term capital growth and current
                                       and companies involved in supplying      income.
                                       equipment or services to such
                                       companies.
-------------------------------------- ---------------------------------------- --------------------------------------
          NEUBERGER BERMAN                     Offered through NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST.
                                                       Advised by NEUBERGER BERMAN MANAGEMENT INC.
-------------------------------------- -------------------------------------------------------------------------------
AMT BALANCED                           Common stocks of mid-cap companies       Capital growth and current income
                                       and short-term fixed income              without undue risk to principal.
                                       securities.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Common stocks, often of companies
AMT GROWTH                             that may be temporarily out of favor     Long-term capital growth.
                                       in the market.
-------------------------------------- ---------------------------------------- --------------------------------------
AMT LIMITED MATURITY BOND              Fixed and variable rate debt             Current income; secondarily, total
                                       securities.                              return.
-------------------------------------- ---------------------------------------- --------------------------------------
                                                                                Highest available current income
AMT LIQUID ASSET                       High quality money market securities     consistent with safety and
                                                                                liquidity.
-------------------------------------- ---------------------------------------- --------------------------------------
AMT PARTNERS                           Common stocks of mid- to large-cap       Capital growth.
                                       companies.
-------------------------------------- -------------------------------------------------------------------------------
                RYDEX                                      Offered through RYDEX VARIABLE TRUST
                                                            Advised by PADCO ADVISORS II, INC.
-------------------------------------- ---------------------------------------- --------------------------------------
NOVA                                   Leveraged instruments including          150% of the daily performance of the S&P
                                       futures contracts and options, and       500 Index
                                       equity securities.
-------------------------------------- ---------------------------------------- --------------------------------------
OTC                                    Mostly securities of companies in the    Match the performance of the
                                       NASDAQ 100 Index.                        NASDAQ 100 Index.
-------------------------------------- ---------------------------------------- --------------------------------------
PRECIOUS METALS                        Equity securities of U.S. and            Capital growth.
                                       foreign precious metals companies.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Leveraged instruments including
                                       futures contracts and options,           Investment results that inversely
URSA                                   repurchase agreements and sell           correlate to the performance of
                                       securities short.  The portfolio does    the S&P 500 Index.
                                       not own any S&P 500 Index securities.
-------------------------------------- ---------------------------------------- --------------------------------------
U.S. GOVERNMENT BOND                   U.S. Government securities and           120% of the daily price movement of the
                                       leveraged instruments, such as           Long Treasury Bond.
                                       certain futures and options
                                       contracts.
-------------------------------------- -------------------------------------------------------------------------------
                                                Offered through STRONG VARIABLE INSURANCE FUNDS, INC., AND
               STRONG                                        STRONG OPPORTUNITY FUND II, INC.
                                                        Advised by STRONG CAPITAL MANAGEMENT, INC.
-------------------------------------- ---------------------------------------- --------------------------------------
INTERNATIONAL STOCK FUND II            Stocks from foreign countries.           Capital growth.
-------------------------------------- ---------------------------------------- --------------------------------------
MID CAP GROWTH FUND II                 Stocks of medium-capitalization          Capital growth.
                                       companies that have favorable
                                       prospects for growth of earnings and
                                       capital appreciation.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Stocks of medium-capitalization
OPPORTUNITY FUND II                    companies that are underpriced, yet      Capital growth.
                                       have attractive growth prospects.
-------------------------------------- -------------------------------------------------------------------------------
            THIRD AVENUE                            Offered through THIRD AVENUE VARIABLE SERIES TRUST
                                                              Advised by EQSF ADVISERS, INC.
-------------------------------------- ---------------------------------------- --------------------------------------
VIF DYNAMICS                           Common stocks of mid size companies.     Long-term capital growth.
-------------------------------------- ---------------------------------------- --------------------------------------


Ameritas No-Load Variable Annuity         Variable Investment Option Portfolios
                                       -A:2-


-------------------------------------- -------------------------------------------------------------------------------
VANGUARD (ADVISOR)                                   Offered through VANGUARD VARIABLE INSURANCE FUND
-------------------------------------- -------------------------------------------------------------------------------
VIF DIVERSIFIED  VALUE                  Common stocks of  undervalued  and out    Long-term  capital growth and
(BARROW,  HANLEY,  MEWHINNEY  &         of favor  large and  medium-size          moderate dividend income.
STRAUSS, INC.)                          companies.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Common stocks of well-established
VIF EQUITY INCOME                      companies that pay relatively high        High level of current income and
    (NEWELL ASSOCIATES)                levels of dividend income and have        potential for long-term growth of
                                       potential for capital appreciation.       capital and income.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Hold all stocks in the Standard and       Long-term growth of capital and income
VIF EQUITY  INDEX                      Poor's 500  Composite  Stock  Price       by attempting to match the performance
     (The Vanguard Group               Index in roughly the same  proportion to  of a broad-based market index of stocks
                                       their weighting in the Index.             of large U.S. companies.
-------------------------------------- ---------------------------------------- --------------------------------------
VIF GROWTH
    (LINCOLN CAPITAL MANAGEMENT        Stocks of large-cap high-quality         Long-term capital growth.
COMPANY)                               seasoned U.S. companies.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Sample of fixed-income and               High level of income by attempting
VIF HIGH-GRADE BOND                    mortgage-backed securities included in   to match the performance of a
    (THE VANGUARD GROUP)               the Lehman Brothers Aggregate Bond       broad-based market index of publicly
                                       Index.                                   traded, investment-grade bonds.
-------------------------------------- ---------------------------------------- --------------------------------------
VIF HIGH YIELD BOND
     (WELLINGTON  MANAGEMENT            Diversified group of high-yielding,     High level of income.
     COMPANY, LLP                       higher-risk corporate "junk" bonds.
-------------------------------------- ---------------------------------------- --------------------------------------
VIF INTERNATIONAL
    (SCHRODER INVESTMENT MANAGEMENT     Stocks of seasoned companies located     Long-term capital growth.
NORTH AMERICA INC.)                     outside of the U.S.
-------------------------------------- ---------------------------------------- --------------------------------------
                                                                                 Long-term growth of capital and
                                        Stocks of companies in the Standard      income by attempting to match the
VIF MID-CAP  INDEX                      and Poors  Mid-Cap  400 Index in         performance  of a broad-based  market
   (THE  VANGUARD  GROUP)               roughly the  same  proportion  to        index of stocks of medium U.S. companies.
                                        their weighting in the Index.
-------------------------------------- ---------------------------------------- --------------------------------------
VIF MONEY MARKET                       High quality, short-term money market    Current income consistent with
    (THE VANGUARD GROUP)               instruments.                             liquidity and stability.
-------------------------------------- ---------------------------------------- --------------------------------------
VIF REIT INDEX                         Stocks of real estate investment         High level of income and moderate
    (THE VANGUARD GROUP )              trusts.                                  long-term capital growth.
-------------------------------------- ---------------------------------------- --------------------------------------
VIF SMALL COMPANY GROWTH               Stocks of smaller companies with
    (GRANAHAN INVESTMENT MANAGEMENT,   favorable prospects for growth but
INC., GRANTHAM, MAYO, VAN OTTERLOO &   usually with little or no dividend       Long-term capital growth.
CO. LLC)                               income.
-------------------------------------- ---------------------------------------- --------------------------------------



Ameritas No-Load Variable Annuity         Variable Investment Option Portfolios
                                     -A:3-

APPENDIX B: ACCUMULATION UNIT VALUES
-------------------------------------------------------------------------------

    The following table shows Accumulation Unit values at the beginning and end of the periods indicated as well as the number of Accumulation Units outstanding for each Subaccount variable investment option portfolio as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements, which can be found in the Statement of Additional
Information. (See the cover and back page to learn how to get a copy of the Statement of Additional Information.)



SUBACCOUNT (date Subaccount was                     YEAR        VALUE ($)      VALUE ($)          NUMBER (#) OF
                added to the Policy)                          AT INCEPTION     END OF YEAR      ACCUMULATION UNITS
                                                                              (December 31)       AT END OF YEAR
                                                                                                    (December 31)

-------------------------------------------------- -------- ---------------- ----------------- -----------------------
AMERITAS PORTFOLIOS - SUBADVISOR
    Ameritas Growth - Alger (05/01/2000)            2000
    Ameritas MidCap Growth - Alger (05/01/2000)     2000
    Ameritas Small Capitalization - Alger           2000
     (05/01/2000)
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
BERGER
    IPT Growth (01/22/1997)                         1997           10.97              11.748                12,757
                                                    1998                              13.558                14,689
                                                    1999                              23.018                 5,265
                                                    2000
    IPT Small Company Growth (01/22/1997)           1997           10.38              11.979                 5,387
                                                    1998                              12.111                 7,506
                                                    1999                              20.070                20,004
                                                    2000
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
CALVERT SOCIAL
    CVS Social Balanced (05/01/2000)                2000
    CVS Social International Equity (05/01/2000)    2000
    CVS Social Mid Cap Growth (05/01/2000)          2000
    CVS Social Small Cap Growth (05/01/2000)        2000
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
DEUTSCHE
    VIT EAFE Equity Index (05/01/2000)              2000
    VIT Small Cap Index (05/01/2000)                2000
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
FIDELITY
    VIP Contrafund: Service Class (05/01/2000)      2000
    VIP High Income: Service Class (05/01/2000)     2000
    VIP Investment Grade Bond: Initial Class        2000
    (05/01/2000)
    VIP Mid Cap: Service Class (05/01/2000)         2000
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
INVESCO FUNDS
    VIF Financial Services (05/01/2001)             2001          N/A                N/A                       N/A
    VIF Health Sciences (05/01/2001)                2001          N/A                N/A                       N/A
    VIF Technology (05/01/2001)                     2001          N/A                N/A                       N/A
    VIF Telecommunications (05/01/2001)             2001          N/A                N/A                       N/A
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
NEUBERGER BERMAN
    AMT Balanced (01/22/1997)                       1997           16.57              18.892                11,464
                                                    1998                              21.036                15,849
                                                    1999                              27.889                 6,962
                                                    2000
    AMT Growth (01/22/1997)                         1997           27.51              30.355                 2,405
                                                    1998                              34.807                 4,829
                                                    1999                              51.574                 4,428
                                                    2000
    AMT Limited Maturity Bond (01/22/1997)          1997           14.08              14.899                33,642
                                                    1998                              15.437                76,589
                                                    1999                              15.549                22,169
                                                    2000


Ameritas No-Load Variable Annuity                      Accumulation Unit Values
                                     -B:1-


    AMT Liquid Asset (01/22/1997)                   1997            1.00               1.037               289,768
                                                    1998                               1.078               465,363
                                                    1999                               1.116             1,921,666
                                                    2000
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
    AMT Partners (01/22/1997)                       1997           17.31              20.480                28,567
                                                    1998                              21.182                52,142
                                                    1999                              22.574                40,952
                                                    2000
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
RYDEX
    Nova (05/01/1999)                               1999        ?????                 18.547                25,185
                                                    2000
    OTC (05/01/1999)                                1999        ?????                 39.299                49,403
                                                    2000
    Precious Metals (05/01/1999)                    1999        ?????                  5.425                 7,344
                                                    2000
    Ursa (05/01/1999)                               1999        ?????                  5.347                 1,087
                                                    2000
    U.S. Government Bond (05/01/1999)               1999        ?????              ?????                         0
                                                    2000
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
STRONG
    International Stock II (01/22/1997)             1997           11.52               9.646                 6,593
                                                    1998                               9.117                13,841
                                                    1999                              16.942                19,299
                                                    2000
    Mid Cap Growth II (01/22/1997)                  1997           10.69              12.888                 1,460
                                                    1998                              16.461                13,361
                                                    1999                              31.028                24,538
                                                    2000
    Opportunity II (01/22/1997)                     1997           19.62              23.979                 1,876
                                                    1998                              27.024                20,379
                                                    1999                              36.187                19,783
                                                    2000
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
THIRD AVENUE
    Third Avenue Value (05/01/2001                  2001          N/A                N/A                       N/A
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
VANGUARD
    VIF Diversified Value (05/01/2001)              2001          N/A              N/A                         N/A
    VIF Equity Income (05/01/2001)                  2001          N/A              N/A                         N/A
    VIF Equity Index (05/01/2001)                   2001          N/A              N/A                         N/A
    VIF Growth (05/01/2001)                         2001          N/A              N/A                         N/A
    VIF High-Grade Bond (05/01/2001)                2001          N/A              N/A                         N/A
    VIF High Yield Bond (05/01/2001)                2001          N/A              N/A                         N/A
    VIF International (05/01/2001)                  2001          N/A              N/A                         N/A
    VIF Mid-Cap Index (05/01/2001)                  2001          N/A              N/A                         N/A
    VIF Money Market (05/01/2001)                   2001          N/A              N/A                         N/A
    VIF REIT Index (05/01/2001)                     2001          N/A              N/A                         N/A
    VIF Small Company Growth (05/01/2001)           2001          N/A              N/A                         N/A
-------------------------------------------------- -------- ---------------- ----------------- -----------------------


Ameritas No-Load Variable Annuity                      Accumulation Unit Values
                                     -B:2-

APPENDIX C: TAX-QUALIFIED PLAN DISCLOSURES
-------------------------------------------------------------------------------
                                      INDEX

Disclosure Statement for IRA,
SEP IRA, SIMPLE IRA, & Roth IRA plan..................................Page C: 1

-------------------------------------------------------------------------------
DISCLOSURE STATEMENT                |                                     IRA
AMERITAS LIFE INSURANCE CORP.       |                                 SEP IRA
(WE, US, OUR, THE COMPANY)          |                              SIMPLE IRA
                                    |                                ROTH IRA
for annuity policies issued as a(n):
-------------------------------------------------------------------------------

    TABLE OF CONTENTS

PART I: PURPOSE; YOUR RIGHT TO CANCEL YOUR IRA
PART II. PROVISIONS OF THE IRA LAW
   A. Eligibility
   B. Nontransferability
   C. Nonforfeitability
   D. Premium
   E. Contribution Limits
   F. Distribution Rights
PART III: RESTRICTIONS AND TAX CONSIDERATIONS
   A. Timing of Contributions
   B. Timing of Roth IRA Conversions
   C. Deductible IRA Contributions
   D. Non-deductible Regular IRA Contributions
   E. Effects of Conversion of
        Regular IRA to Roth IRA
   F. Recharacterization of
        IRA/ Roth IRA Contributions
   G. Excess Contributions
   H. Loans and Prohibited Transactions
   I. Taxability of Regular IRA Distributions
   J. Taxability of Roth IRA Distributions
   K. Lump Sum Distribution
   L. Premature IRA Distribution
   M. Minimum Required Distributions
   N. Tax Filing - Regular IRAs
   O. Tax Filing - Roth IRA
PART IV: STATUS OF OUR IRA PLAN
PART V:  FINANCIAL DISCLOSURE


For purchasers of a Internal Revenue Code Section 408(b) Individual Retirement Annuity (IRA) Plan, 408(k) Simplified Employee Pension (SEP IRA) Plan, 408(p) Savings Incentive Match (SIMPLE IRA) Plan or a 408A Roth IRA, please review the following:

PART I.  PURPOSE; YOUR RIGHT TO CANCEL YOUR IRA

THE INFORMATION PROVIDED IN THIS DISCLOSURE STATEMENT IS PROVIDED PURSUANT TO INTERNAL REVENUE SERVICE (IRS) REQUIREMENTS. IT DOES NOT CONSTITUTE LEGAL OR TAX ADVICE. FOR THAT, CONTACT YOUR OWN LEGAL OR TAX ADVISOR. Numerical references refer to sections of the Internal Revenue Code (IRC).

If you have any questions about your Policy, please contact us at the address and telephone number shown below. For further information about IRAs, contact your personal tax advisor, any district office of the IRS, or consult IRS publication 590: Individual Retirement Arrangements. Pub. 590 can be obtained by calling 1-800-TAX-FORM (829-3676).

After you establish an IRA Plan with us, you may revoke your IRA within a limited time and receive a full refund of any initial premium paid. The period to revoke will not be less than seven days following the date your IRA plan policy is issued. To do so, send a signed and dated written notice and your Policy to us at:

                          Ameritas Life Insurance Corp.
                   Service Center, Attn: Annuity Service Team
                                 P.O. Box 81889
                                Lincoln, NE 68501
                            Telephone 1-800-255-9678

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After your Policy's free look period expires, you cannot forfeit your interest in your IRA or transfer ownership to another person.

PART II.  PROVISIONS OF THE IRA LAW

Your variable annuity Policy can be used for a Regular IRA, a Rollover IRA, a Spousal IRA Arrangement, a Simplified Employee Pension Plan (SEP IRA), or a salary reduction Simplified Employee Pension Plan (SARSEP), a SIMPLE IRA, or a Roth IRA. A separate policy must be purchased for each individual under each plan. State income tax treatment of IRAs varies; this disclosure only discusses the federal tax treatment of IRAs. While provisions of the IRA law are similar for all such plans, the major differences are set forth under the appropriate topics below.



AMERITAS LIFE INSURANCE CORP.                     TAX -QUALIFIED PLAN DISCLOSURE
                                     -C:1-



A.   ELIGIBILITY

REGULAR IRA PLAN: Any person under age 70 1/2 and earning income from personal services may establish an IRA Plan, although deductibility of the contributions is determined by adjusted gross income ("AGI") and whether the person (or person's spouse) is an "active participant" in an employer sponsored retirement plan.

ROLLOVER IRA: This is an IRA plan purchased with your distributions from another IRA (including a SEP IRA, SARSEP or SIMPLE IRA), a Section 401(a) Qualified Retirement Plan, or a Section 403(b) Tax Sheltered Annuity (TSA). Amounts transferred as Rollover Contributions are not taxable in the year of distribution (provided the rules for Rollover treatment are satisfied) and may or may not be subject to withholding. Rollover Contributions are not deductible.

SPOUSAL IRA ARRANGEMENT: A Spousal IRA, consisting of a separate contract for each spouse, may be set up provided a joint return is filed, the "nonworking spouse" has less taxable compensation, if any, for the tax year than the working spouse, and is under age 70 1/2 at the end of the tax year.

Divorced spouses can continue a Spousal IRA or start a Regular IRA based on the standard IRA eligibility rules. All taxable alimony received by the divorced spouse under a decree of divorce or separate maintenance is treated as compensation for purposes of the IRA deduction limit.

ROTH IRAS: A Roth IRA must be designated as such when it is established. Eligibility to contribute or convert to a Roth IRA is subject to income and other limits. Unlike Regular IRAs, if eligible, you may contribute to a Roth IRA even after age 70 1/2.

     1.A  REGULAR  ROTH  IRA  is  a  Roth  IRA  established  to  receive  annual contributions and/or qualified rollover contributions (including IRA conversion contributions) from other Roth IRAs or from other IRAs if permitted by the policy and endorsement. Unlike Regular IRAs, contributions to a Roth IRA are not deductible for tax purposes. However, any gain accumulated in a Roth IRA may be nontaxable, depending upon how and when withdrawals are made.

     2.A ROTH CONVERSION IRA is a Roth IRA established to receive only rollovers or conversions from non-Roth IRAs made in the same tax year and is limited to such contributions.

     3.SPOUSAL  ROTH IRA  ARRANGEMENT:  A  Spousal  Roth IRA may be set up for a
       "non-working" spouse who has less taxable compensation, if any, for the tax year than the "working" spouse, regardless of age, provided the spouses file a joint tax return and subject to the adjusted gross income ("AGI") limits described in PART II, MAXIMUM CONTRIBUTIONS--SPOUSAL ROTH IRA ARRANGEMENT. Divorced spouses can continue a Spousal Roth IRA or start a regular Roth IRA based on standard Roth IRA eligibility rules. Taxable alimony received by the divorced spouse under a decree of divorce or separate maintenance is treated as compensation for purposes of Roth IRA eligibility limits.

SIMPLIFIED EMPLOYEE PENSION PLAN (SEP IRA): An employee is eligible to participate in a SEP IRA Plan based on eligibility requirements set forth in IRS form 5305-SEP.

SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLAN (SARSEP): An employee may participate in a SARSEP plan based on eligibility requirements set forth in IRS form 5305A-SEP or the plan document provided by the employer. New SARSEP plans may not be established after December 31, 1996. SARSEPs established prior to January 1, 1997, may continue to receive contributions after 1996, and new employees hired after 1996 are also permitted to participate in such plans.

SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES OF SMALL EMPLOYERS (SIMPLE IRA): An employee may participate in a SIMPLE IRA Plan based on eligibility requirements set forth in IRS Form 5304-SIMPLE or other plan document provided by the employer. A SIMPLE IRA must be established as such, thus some policies may not be available for use with a SIMPLE IRA Plan.

B.   NONTRANSFERABILITY

You may not transfer, assign or sell your IRA Plan to anyone (except in the case of transfer incident to divorce).

C.   NONFORFEITABILITY

The value of your IRA Plan belongs to you at all times, without risk of forfeiture.

D.   PREMIUM

The annual premium (if applicable) of your IRA Plan or Roth IRA may not exceed the lesser of $2,000, or 100% of compensation for the year (or for Spousal IRAs, or Spousal Roth IRAs, the combined compensation of the spouses reduced by any Roth IRA or deductible IRA contribution made by the "working" spouse). Any premium in excess of or in addition to $2,000 will be permitted only as a "Rollover Contribution" (or "Conversion" contribution to a Roth IRA). Your contribution must be made in cash. For IRAs established under SEP Plans (SEP
IRAs), premiums are limited to the lesser of $30,000 or 15% of the first $150,000 of compensation (adjusted for cost of living increases). In addition, if the IRA is under a SARSEP Plan established prior to January 1, 1997, annual premiums made by salary reduction are limited to $7,000 (adjusted for cost of living increases). Premiums under a SIMPLE IRA are limited to permissible levels of annual employee elective contributions (up to $6,000 adjusted for cost of living increases) plus the applicable percentage of employer matching contributions (up to 3% of compensation but not in excess of $6,500, as adjusted) or of employer non-elective contributions (2% of compensation (subject to the cap under Code Section 401(a)(17) as indexed) for each eligible employee).

E.   CONTRIBUTION LIMITS

REGULAR IRA PLAN: In any year that your annuity is maintained under the rules for a Regular IRA Plan, your maximum contribution is limited to 100% of your compensation or $2,000, whichever is less. Further, this is the maximum amount you may contribute to ALL IRAs in a year (including Roth IRAs, but not Education IRAs or employer contributions or salary deferrals made to SEP or SIMPLE IRAs). The amount of permissible contributions to your Regular IRA may or may not be deductible. Whether IRA contributions other than Rollovers) are deductible depends on whether you (or your spouse, if married) are an active participant in an employer-sponsored retirement plan and whether your adjusted gross income is above the "phase-out level." You will only be deemed to be an active participant and your deductions for contributions subject to phase-out because of your spouse's participation in an employer- sponsored retirement plan, if your combined adjusted gross income exceeds $150,000. SEE PART III. C., DEDUCTIBLE IRA CONTRIBUTIONS.


AMERITAS LIFE INSURANCE CORP.                     TAX -QUALIFIED PLAN DISCLOSURE
                                     -C:2-



ROLLOVER IRA: A Plan to Plan Rollover is a method for accomplishing continued tax deferral on otherwise taxable distributions from certain plans. Rollover contributions are not subject to the contribution limits on Regular IRA contributions, but also are not tax deductible.

There are two ways to make a rollover to an IRA:

     1.PARTICIPANT ROLLOVERS are available to participants, surviving spouses or former spouses who receive eligible rollover distributions from 401(a) Qualified Retirement Plans, TSAs or IRAs (including SEPs, SARSEPs, and SIMPLE IRAs). Participant Rollovers are accomplished by contributing part or all of the eligible amounts (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. IRA to IRA Rollovers are limited to one per distributing plan per 12 month period, while direct IRA to IRA transfers (where you do not directly receive a distribution) are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred to an IRA (which isn't a SIMPLE IRA) during the 2 year period following the date you first participate in any SIMPLE Plan maintained by your employer.

     2.DIRECT ROLLOVERS are available to participants, surviving spouses and former spouses who receive eligible rollover distributions from 401(a) Qualified Retirement Plans or TSAs. Direct Rollovers are made by instructing the plan trustee, custodian or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

FOR RULES APPLICABLE TO ROLLOVERS OR TRANSFERS TO ROTH IRAS, SEE THE PARAGRAPHS ON ROTH AND ROTH CONVERSION IRAS, THAT FOLLOW.

Certain distributions are NOT considered to be eligible for Rollover and include: (1) distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more; (2) distributions attributable to after-tax employee contributions to a 401(a) Qualified Retirement Plan or TSA; (3) required minimum distributions made during or after the year you reach age 70 1/2 or, if later and applicable, the year in which you retire; and (4) amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed. Also, hardship distributions made from 401(k) or 403(b) plans are no longer considered eligible rollover distributions except as otherwise permitted by the Internal Revenue Service. The Internal Revenue Service announced transition relief from this rule for 1999.

At the time of a Rollover, you must irrevocably designate in writing that the transfer is to be treated as a Rollover Contribution. Eligible amounts which are not rolled over are normally taxed as ordinary income in the year of distribution. If a Rollover Contribution is made to an IRA from a Qualified Retirement Plan, you may later be able to roll the value of the IRA into a new employer's plan PROVIDED YOU MAKE NO CONTRIBUTIONS TO THE IRA OTHER THAN FROM THE FIRST EMPLOYER'S PLAN. THIS IS KNOWN AS "CONDUIT IRA," AND YOU SHOULD DESIGNATE YOUR ANNUITY AS SUCH WHEN YOU COMPLETE YOUR APPLICATION.

SPOUSAL IRA ARRANGEMENT: In any year that your annuity is maintained under the rules for a Spousal IRA, the maximum combined contribution to the Spousal IRA and the "working" spouse's IRA is the lesser of 100% of the combined compensation of both spouses which is includable in gross income (reduced by the amount of any contributions to a Roth IRA or the amount allowed as a deduction to the "working" spouse for contribution to his or her own IRA) or $4,000. No more than $2,000 may be contributed to either spouse's IRA. Whether the contribution is deductible or non-deductible depends on whether either spouse is an "active participant" in an employer-sponsored retirement plan for the year, and whether the adjusted gross income of the couple is above the applicable phase-out level. (SEE PART III. C., DEDUCTIBLE IRA CONTRIBUTIONS).

The contribution limit for divorced spouses is the lesser of $2,000 or the total of the taxpayer's taxable compensation and alimony received for the year. (Married individuals who live apart for the entire year and who file separate tax returns are treated as if they are single when determining the maximum deductible contribution limits).

ROTH IRA: The maximum total annual contribution an individual can make to all IRAs (including Roth IRAs, but not Education, SARSEP or SIMPLE IRAs) is the lesser of $2,000 or 100% of compensation. (This limit does not apply to rollover contributions, which includes amounts converted from a Regular IRA to a Roth
IRA). If an individual contributes to both a Regular IRA and Roth IRA for the same tax year, contributions are treated as first made to the Regular IRA. For Roth IRAs, this $2,000 limitation is phased out for adjusted gross incomes between $150,000 and $160,000 for joint filers; between $95,000 and $110,000 for single taxpayers; and between $0 and $10,000 for married individuals who file separate tax returns. Adjusted Gross Income ("AGI") for this purpose includes any deductible contribution to a Regular IRA, (i.e., the deduction is disregarded) but does not include any amount included in income as a result of a rollover or conversion from a non-Roth IRA to a Roth IRA.

Rollovers and transfers may also be made from one Roth IRA to another. Such rollovers or transfers are generally subject to the same timing and frequency rules as apply to Participant Rollovers and transfers from one Regular or Rollover IRA to another. (SEE PART II, CONTRIBUTION LIMITS: ROLLOVER IRA, ABOVE).

Also, rollovers or conversions may be made from non-Roth IRAs to a Roth IRA. These contributions can be commingled with regular Roth contributions if your policy permits. To be eligible to make such a conversion or rollover from a non-Roth IRA, the taxpayer's ("AGI") for the taxable year cannot exceed $100,000 (joint or individual) and he or she must NOT be married filing a separate tax return (unless the taxpayer lives apart from his of her spouse at all times during the year). A rollover from a non-Roth IRA to a Roth IRA does not count toward the limit of one rollover per IRA in any 12-month period under the normal IRA rollover rules. Also, eligible rollover distributions received by you or your spouse from a qualified plan other than an IRA, may not be directly rolled over to a Roth IRA. However, you may be able to roll such a distribution over to a non-Roth IRA, then convert that IRA to a Roth IRA. Also if you are eligible to make a conversion, you may transfer amounts from most non-Roth IRAs (other than Education IRAs). Conversion of an individual's SIMPLE IRA is only permitted after expiration of the 2-year period which begins on the date the individual first participated in any SIMPLE IRA Plan of the employer. Once an amount in a SIMPLE IRA or SEP has been converted to a Roth IRA, it is treated as a Roth IRA contribution for all purposes. Future contributions under the SEP or SIMPLE Plan may not be made to the Roth IRA. AGI for the purpose of determining eligibility to convert to a Roth IRA does not include any amount included in income as a result of a rollover or conversion from a non-Roth IRA to a Roth IRA, but does include the amount of any deductible contribution made to a Regular IRA for the tax year. In addition, for tax years



AMERITAS LIFE INSURANCE CORP.                     TAX -QUALIFIED PLAN DISCLOSURE
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beginning before January 1, 2005, required minimum distributions from an IRA are included in AGI for purposes of determining eligibility for conversion to a Roth IRA. However, for tax years beginning after December 31, 2004, required minimum distributions from an IRA will not be included in AGI (solely for purposes of determining the $100,000 AGI limit on conversions).

ROTH CONVERSION IRA: A Roth Conversion IRA is a Roth IRA that only accepts IRA conversion contributions made during the same tax year. You should not designate your policy as a Roth Conversion IRA if you wish to make both regular Roth and Conversion contributions to the policy.

SPOUSAL ROTH IRA ARRANGEMENT: If the "non-working" spouse's compensation is less than $2,000, the spouses file a joint tax return, and their combined AGI (unreduced by any deductible IRA contribution made for the year, but not including any amounts includable in income as a result of a conversion to a Roth
IRA) is $150,000 or below, a contribution of up to $2,000 may be made to a separate Spousal Roth IRA in the name of the "non-working" spouse. The $2,000 limit is phased out proportionately between $150,000 and $160,000 of AGI (modified as described above). Spouses are not required to make equal contributions to both Roth IRAs; however no more than $2,000 may be contributed to the "working" or "non-working" spouse's Roth IRA for any year, and the total amount contributed annually to all IRAs (including both Roth and Regular IRAs, but not Education, SARSEP, or SIMPLE IRAs) for both spouses cannot exceed $4,000. If the combined compensation of both spouses (reduced by any deductible IRA or non-deductible Roth contributions made for the "working" spouse) is less than $4,000, the total contribution for all IRAs is limited to the total amount of the spouses' combined compensation. These limits do not apply to rollover contributions.

For divorced spouses, the contribution limit to a Roth IRA is the lesser of $2,000 or the total of the taxpayer's compensation and alimony received for the year, subject to the applicable phase-out limits for eligibility to make contributions to a Roth IRA. (Married individuals who live apart for the entire year and who file separate tax returns are treated as if they are single when determining the maximum contribution they are eligible to make in a Roth IRA).

SEP IRA PLAN: In any year that your annuity is maintained under the rules for a SEP Plan, the employer's maximum contribution is the lesser of $30,000 or 15% of your first $150,000 of compensation (adjusted for cost-of-living increases) or as changed under Section 415 of the Code. You may also be able to make contributions to your SEP IRA the same as you do to a Regular IRA; however, you will be considered an "active participant" for purposes of determining your deduction limit. In addition to the above limits, if your annuity is maintained
under  the  rules  for  a  SARSEP,   the

maximum amount of employee pre-tax contributions which can be made is $7,000 (adjusted for cost of living increases). New SARSEP plans may not be established. Employees may, however, continue to make salary reductions to a SARSEP plan established prior to January 1, 1997. In addition, employees hired after December 31, 1996 may participate in SARSEP plans established by their employers prior to 1997.

SIMPLE IRA: Contributions to a SIMPLE IRA may not exceed the permissible amounts of employee elective contributions and required employer matching contributions or non-elective contributions. Annual employee elective contributions must be expressed as a percentage of compensation and may not exceed $6,000 (adjusted for cost of living increases). If an employer elects a matching contribution formula, it is generally required to match employee contributions dollar for dollar up to 3% of the employee's compensation for the year (but not in excess of $6,000 as adjusted for cost-of-living adjustments). An employer may elect a lower percentage match (but not below 1%) for a year, provided certain notice requirements are satisfied and the employer's election will not result in the matching percentage being lower than 3% in more than 2 of the 5 years in the 5-year period ending with that calendar year. Alternatively, an employer may elect to make non-elective contributions of 2% of compensation for all employees eligible to participate in the plan who have at least $5,000 in compensation for the year. The employer must notify employees of this election within specified time frames in advance of the plan year or election period. "Compensation" for purposes of the 2% non-elective contribution option may not exceed the limit on compensation under Code Section 401(a)(17) ($150,000, adjusted for cost of living increases).

F.   DISTRIBUTION REQUIREMENTS

     1.IRA (EXCEPT ROTH IRAS) DISTRIBUTION REQUIREMENTS

WHILE YOU ARE LIVING. Payments to you from your IRA Plan (other than a Roth IRA) must begin no later than the April 1 following the close of the calendar year in which you attain age 70 1/2, the Required Beginning Date (RBD). If you have not already withdrawn your entire balance by this date, you may elect to receive the entire value of your IRA Plan on or before the RBD in one lump sum; or arrange for an income to be paid over your lifetime, your expected lifetime, or over the lifetimes or expected lifetimes of you and your designated beneficiary.

Once you reach your RBD, you must withdraw at least a minimum amount each year or be subject to a 50% non-deductible excise tax on the difference between the minimum required distribution and the amount distributed. To determine the required minimum distribution for your first "required distribution year" (assuming an annuity payout has not been elected) divide your entire interest (subject to certain adjustments) in your IRA (generally as of December 31 of the calendar year immediately preceding your age 70 1/2 year) by your life expectancy or the joint life expectancies of you and your designated beneficiary. For subsequent required distribution calendar years, the applicable life expectancy(ies) will be applied to your IRA account balance as of December 31 of the calendar year immediately preceding the distribution calendar year (subject to adjustments). Your single or joint life expectancy is determined by using IRS life expectancy tables. See IRS Publications 575 and 590.

Your life expectancy (and that of your spousal beneficiary, if applicable) will be recalculated annually, unless you irrevocably elect otherwise by the time distributions are required to begin. With the recalculation method, if a person whose life expectancy is being recalculated dies, his or her life expectancy will be zero in all subsequent years. The life expectancy of a non-spouse beneficiary cannot be recalculated. Where life expectancy is not recalculated, it is reduced by one year for each year after your 70 1/2 year to determine the applicable remaining life expectancy. Also, if your benefit is payable in the form of a joint and survivor annuity, a larger minimum distribution amount may be required during your lifetime under IRS regulations, unless your spouse is the designated beneficiary. If your designated beneficiary is not your spouse, the designated beneficiary's age will be deemed to be no more than ten (10) years younger than you when determining life expectancy for required payouts. However, under current I.R.S. proposed regulations, this rule only applies while you are living and life expectancy of your beneficiary after your death can be determined without regard to this rule.

AFTER YOUR DEATH. If you die after the RBD, amounts undistributed at your death must be distributed at least as rapidly as under the method being used to determine distributions at the time of your death. If you die before the RBD, your entire interest must generally


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be  distributed  by the  end of the  calendar  year  which  contains  the  fifth anniversary of your death (the "five year payout rule"). However, if a beneficiary is designated, the beneficiary may elect to receive distributions over his or her life expectancy if the beneficiary so elects by December 31 of the year following the year of your death. If the beneficiary fails to make an election, the entire benefit will be paid to the beneficiary under the "five year payout rule". Also, if the designated beneficiary is your spouse, the life annuity distribution must begin by the later of December 31 of the calendar year following the calendar year of your death or December 31 of the year in which you would have attained age 70 1/2. If your designated beneficiary is not your spouse, life annuity distributions must begin by December 31 of the year following your death. A surviving spouse may in the alternative elect to treat the policy as his or her own IRA. This election may be expressly made or will be deemed made if the spouse makes a regular IRA contribution to the policy, makes a rollover to or from the IRA, or fails to elect minimum distributions as described above.

     2.ROTH IRA DISTRIBUTION REQUIREMENTS

WHILE YOU ARE LIVING.  None, even after you reach age 70 1/2.

AFTER YOUR DEATH. If you die after you have reached your Annuity Date, and have begun to receive distributions under an annuity option (not including an interest only option), the remaining Policy value will continue to be distributed to your designated beneficiary according to the terms of the elected options, (provided that method satisfies the requirements of Code Section 408(b)(3), as modified by Code Section 408A(c)(5)).

If you die before you have elected an annuity option or before distribution of your entire interest in the policy has been made or begun, your entire interest in your Roth IRA generally must be distributed by the end of the calendar year which contains the fifth anniversary of your death (the "five year payout rule"). However, if there is a designated beneficiary, he or she may elect to receive distributions over a period not longer than his or her life expectancy provided the election is made and distributions commence by December 31 of the calendar year following the calendar year of your death. If the beneficiary does not make this election, the entire benefit will be paid to him or her under the "five year payout rule". If your designated beneficiary is your surviving spouse, he or she may elect to delay distributions until the later of the end of the calendar year following the year in which you died or the end of the year in which you would have reach age 70 1/2. If your sole designated beneficiary is your surviving spouse, he or she may elect to treat the policy as his or her own Roth IRA by making an express election to do so, by making a regular Roth IRA contribution or rollover contribution (as applicable or as permissible) to the policy, or by failing to elect minimum distributions under the "five year payout rule" or the life annuity options discussed above.

Life expectancies will be determined by using IRS life expectancy tables. A surviving spouse's life expectancy will be recalculated annually, unless he or she irrevocably elects otherwise. Non-spousal beneficiary life expectancies will be determined using the beneficiary's attained age in the calendar year distributions are required to begin and reducing life expectancy by one for each year thereafter.

     3.TAKING REQUIRED MINIMUM DISTRIBUTIONS FROM ONE IRA:

AGGREGATING  MINIMUM  DISTRIBUTIONS:   If  you  are  required  to  take  minimum
distributions from more than one IRA (either as owner of one or more Regular IRAs and/or as a beneficiary of one or more decedent's Roth IRAs or Regular
IRAs), you may not have to take a minimum distribution from each IRA. (Regular and Roth IRAs are treated as different types of IRAs, so minimum distributions from a Roth IRA will not satisfy the minimum distributions required from a Regular IRA). Instead, you may be able to calculate the minimum distribution amount required for each IRA (considered to be of the same type) separately, add the relevant amounts and take the total required amount from one IRA or Roth IRA (as applicable). However, an individual required to receive minimum distributions as a beneficiary under a Roth IRA can only satisfy the minimum distributions for one Roth IRA by receiving distributions from another Roth IRA if the Roth IRAs were inherited from the same decedent. Because of these requirements, we cannot monitor the required distribution amounts from IRAs held with us. Please check with your tax advisor to verify that you are receiving the proper amount from all of your IRAs.

PART III. RESTRICTIONS & TAX CONSIDERATIONS

A.   TIMING OF CONTRIBUTIONS

Once you establish an IRA, (including a Roth or Spousal Roth IRA) contributions must be made by the due date, not including extensions, for filing your tax return. (Participant Rollovers must be made within 60 days of your receipt of the distribution.) A CONTRIBUTION MADE BETWEEN JANUARY 1 AND THE FILING DUE DATE FOR YOUR RETURN, MUST BE SUBMITTED WITH WRITTEN DIRECTION THAT IT IS BEING MADE FOR THE PRIOR TAX YEAR OR IT WILL BE TREATED AS MADE FOR THE CURRENT TAX YEAR. SEP IRA contributions must be made by the due date of the Employer's tax return (including extensions). SIMPLE IRA contributions, if permitted, must be made by the tax return due date for the employer (including extensions) for the year for which the contribution is made. Note, an employer is required to make SIMPLE plan contributions attributable to employee elective contributions as soon as it is administratively feasible to segregate these contributions from the employer's general assets, but in no event later than the 30th day of the month following the month in which the amounts would have otherwise been payable to the employee in cash.

B.  TIMING OF ROTH IRA CONVERSIONS

Conversions from a non-Roth IRA to a Roth IRA for a particular tax year, MUST BE INITIATED SO THAT THE DISTRIBUTION OR TRANSFER FROM THE NON-ROTH IRA IS MADE BY DECEMBER 31 OF THAT YEAR. YOU DO NOT HAVE UNTIL THE DUE DATE OF YOUR TAX RETURN FOR A YEAR TO CONVERT A REGULAR IRA TO A ROTH IRA FOR THAT TAX YEAR. For example, if you wish to convert a Regular IRA to a Roth IRA in 2001, the conversion and transfer must be made by December 31, 2001, even though your tax return for 2000 may not be due until April 15, 2002.



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C.   DEDUCTIBLE IRA CONTRIBUTIONS

The amount of permissible contributions to your Regular IRA may or may not be deductible. If you or your spouse are not active participants in an employer sponsored retirement plan, any permissible contribution you make to your IRA will be deductible. If you or your spouse are an active participant in an employer-sponsored retirement plan, the size of your deduction if any, will depend on your combined adjusted gross income (AGI).

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $150,000; if you are not an active participant but your spouse is, the maximum deductible contribution for you is phased out at AGIs between $150,000 and $160,000.

If you are an active participant in an employer sponsored requirement plan you may make deductible contributions if your AGI is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phaseout range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

If your AGI is not above the maximum applicable phase out level, a minimum contribution of $200 is permitted regardless of whether the phase out rules provide for a lesser amount.

Active participants with income above the phaseout range are not entitled to an IRA deduction. The phaseout limits are scheduled to increase as follows:

       MARRIED FILING JOINTLY       SINGLE/HEAD OF HOUSEHOLD

YEAR   AGI                          AGI

2001   $53,000 - $  63,000     $33,000 - $43,000
2002   $54,000 - $  64,000     $34,000 - $44,000
2003   $60,000 - $  70,000     $40,000 - $50,000
2004   $65,000 - $  75,000     $45,000 - $55,000
2005   $70,000 - $  80,000     $50,000 - $60,000
2006   $75,000 - $  85,000     $50,000 - $60,000
2007+  $80,000 - $ 100,000     $50,000 - $60,000

You can elect to treat deductible contributions as non-deductible. SEP IRA, SARSEP, SIMPLE IRA and Roth IRA contributions are not deductible by you.

Remember, except for rollovers, conversions or transfers, the maximum amount you may contribute to all IRAs (including Roth and Regular IRAs, but not Education
IRAs) for a calendar year is $2,000 or 100% of compensation, whichever is less.

D.   NON-DEDUCTIBLE REGULAR IRA CONTRIBUTIONS

You may make non-deductible contributions to your Regular IRA (not including SIMPLE IRAs) even if you are not eligible to make deductible contributions to a Regular IRA or non-deductible contributions to a Roth IRA for the year. The amount of non-deductible contributions you can make depends on the amount of deductible contributions you make. The sum of your non-deductible and deductible contributions for a year may not exceed the lesser of (1) $2,000 ($4,000 combined when a Spousal IRA is also involved), or (2) 100% of your compensation (or, if a Spousal IRA is involved, 100% of you and your spouse's combined compensation, reduced by the amount of any deductible IRA contribution and non-deductible Roth IRA contribution made by the "working" spouse). The sum of your annual non-deductible (including Roth IRA) and deductible contributions, other than when combined with a Spousal IRA or Spousal Roth IRA, may not exceed $2,000. IF YOU WISH TO MAKE A NON-DEDUCTIBLE CONTRIBUTION, YOU MUST REPORT THIS ON YOUR TAX RETURN BY FILING FORM 8606 (NON-DEDUCTIBLE IRA). REMEMBER, YOU ARE REQUIRED TO KEEP TRACK OF YOUR NON-DEDUCTIBLE CONTRIBUTIONS AS THE COMPANY DOES NOT KEEP A RECORD OF THESE FOR YOU. THIS INFORMATION WILL BE NECESSARY TO DOCUMENT THAT THE CONTRIBUTIONS WERE MADE ON A NON-DEDUCTIBLE BASIS AND THEREFORE, ARE NOT TAXABLE UPON DISTRIBUTION.

E.   EFFECTS OF CONVERSION OF REGULAR IRA TO ROTH IRA

If you convert all or part of a non-Roth IRA to a Roth IRA, the amount converted from the non-Roth IRA will be taxable as if it had been distributed to you in the year of distribution or transfer from the non-Roth IRA. If you made non-deductible contributions to any Regular IRA, part of the amount taken out of a Regular IRA for conversion will be taxable and part will be non-taxable. (Use IRS Form 8606 to determine how much of the withdrawal from your Regular IRA is taxable and how much is non-taxable). The taxable portion of the amount converted is includable in your income for the year of conversion.

Amounts properly converted from a non-Roth IRA to a Roth IRA are generally not subject to the 10% early withdrawal penalty. However, if you make a conversion to a Roth IRA, but keep part of the money for any reason, that amount will be taxable in the year distributed from the non-Roth IRA and the taxable portion may be subject to the 10% early withdrawal penalty.

You should consult with your tax advisor to ensure that you receive the tax benefits you desire before you contribute to a Roth IRA, convert to a Roth IRA or take distributions from a Roth IRA. IT WILL ALSO BE IMPORTANT FOR YOU TO KEEP TRACK OF AND REPORT ANY REGULAR OR CONVERSION CONTRIBUTIONS YOU MAKE TO YOUR ROTH IRAS AS REQUIRED BY THE IRS. CONVERSION CONTRIBUTIONS, RECHARACTERIZATIONS OF CONVERSIONS AND DISTRIBUTIONS FROM A ROTH IRA MUST BE REPORTED ON IRS FORM 8606.



AMERITAS LIFE INSURANCE CORP.                     TAX -QUALIFIED PLAN DISCLOSURE
                                     -C:6-

F.   RECHARACTERIZATION OF IRA AND ROTH IRA CONTRIBUTIONS

IRA owners are permitted to treat a contribution made to one type of IRA as made to a different type of IRA for a taxable year in a process known as "recharacterization". A recharacterization is accomplished by an individual who has made a contribution to an IRA of one type for a taxable year, electing to treat the contribution as having been made to a second IRA of a different type for the taxable year. To accomplish the recharacterization, a trustee-to-trustee transfer from the first IRA to the second IRA must be made on or before the due date (including extensions) for filing the individual's Federal income tax return for the taxable year for which the contribution was made to the first IRA. Any net income attributable to the recharacterized contribution must also be transferred to the second IRA. Once the transfer is made, the election is irrevocable. The effect of recharacterizing a contribution is that it is treated as having been originally contributed to the second IRA on the same date and (in the case of a regular contribution) for the same taxable year that the contribution was made to the first IRA. If you elect to recharacterize a contribution, you must report the recharacterization and treat the contribution as having been made to the second IRA, instead of the first, on your Federal income tax return.

RECONVERSION RULES. If you convert a non-Roth IRA to a Roth IRA and then recharacterize it back to a non-Roth IRA, you are not permitted by IRS rules to reconvert the amount from the non-Roth IRA back to a Roth IRA before the beginning of the taxable year following the taxable year in which the amount was converted to a Roth IRA or, if later, the end of the 30-day period beginning on the day on which you recharacterized the Roth IRA to a non-Roth IRA. This rule will apply even if you were not eligible to make the original conversion because of your AGI or tax filing status. If you attempt a reconversion prior to the time permitted, it will be treated as a "failed conversion". The remedy for a failed conversion is recharacterization to a non-Roth IRA. If the failed conversion is not corrected, it will be treated as a regular contribution to a Roth IRA and thus, may be an excess contribution subject to a 6% excise tax for each tax year it remains in the Roth IRA to the extent it exceeds the maximum regular Roth IRA contribution permitted for the tax year. (SEE PART III. G., EXCESS CONTRIBUTIONS, BELOW). Also, the failed conversion will be subject to the 10% premature distribution penalty tax, unless corrected or an exception to that tax applies. CONSULT WITH YOUR TAX ADVISOR BEFORE ATTEMPTING A "RECONVERSION".

G.   EXCESS CONTRIBUTIONS

There is a 6% IRS penalty tax on IRA contributions made in excess of permissible contribution limits. However, excess contributions made in one year may be applied against the contribution limits in a later year if the contributions in the later year are less than the limit. This penalty tax can be avoided if the excess amount, together with any earnings on it, is returned to you before the due date of your tax return for the year for which the excess amount was contributed. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution penalty tax (SEE PART III, PREMATURE IRA DISTRIBUTIONS). The 6% excess contribution penalty tax will apply to each year the excess amount remains in the IRA Plan, until it is removed either by having it returned to you or by making a reduced contribution in a subsequent year. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction). If a taxpayer transfers amounts contributed for a tax year to a Regular IRA (and any earnings allocated to such amounts) to a Roth IRA by the due date for filing the return for such tax year (including extensions), the amounts are not included in the taxpayer's gross income to the extent that no deduction was allowed for the contribution (SEE PART III.

F.   RECHARACTERIZATION OF IRA AND ROTH IRA CONTRIBUTIONS ABOVE).

EXCESS CONTRIBUTIONS TO A ROTH IRA: If you are ineligible and convert a Regular IRA to a Roth IRA, all or a part of the amount you convert may be an excess contribution. (Examples may include conversions made when your Roth AGI exceeds $100,000 or because you fail to timely make the rollover contribution from the Regular IRA to the Roth IRA). You may also have an excess contribution if your conversion is a "failed conversion" that is not timely corrected. You will have an excess contribution if the ineligible amounts you convert and the contributions you make to all your IRAs for the tax year exceed your IRA contribution limits for the year. To avoid the 6% excise tax on excess contributions, you must withdraw the excess contributions plus earnings before the due date of your tax return (plus extensions) or recharacterize the contribution, if permitted (SEE PART III. F. RECHARACTERIZATION OF IRA AND ROTH IRA CONTRIBUTIONS ABOVE).

H.   LOANS AND PROHIBITED TRANSACTIONS

You may not borrow from your IRA Plan (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA Plan, and its full value (or taxable portions of your Roth IRA or non-deductible Regular IRA) would be includable in your taxable income in the year of violation. This amount would also be subject to the 10% penalty tax on premature distributions. Your IRA Plan will similarly be disqualified if you or your beneficiary engage in any transaction prohibited by Section 4975 of the Internal Revenue Code. A pledge of your IRA as security for a loan will cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

I.   TAXATION OF REGULAR IRA DISTRIBUTIONS

Any cash distribution from your IRA Plan, other than a Roth IRA, is normally taxable as ordinary income. All IRAs of an individual are treated as one contract. All distributions during a taxable year are treated as one distribution; and the value of the contract, income on the contract, and investment in the contract is computed as of the close of the calendar year with or within which the taxable year ends. If an individual withdraws an amount from an IRA during a taxable year and the individual has previously made both deductible and non-deductible IRA contributions, the amount excludable from income for the taxable year is the portion of the amount withdrawn which bears the same ratio to the amount withdrawn for the taxable year as the individual's aggregate non-deductible IRA contributions bear to the balance of all IRAs of the individual.

J.   TAXABILITY OF ROTH IRA DISTRIBUTIONS

"Qualified distributions" from a Roth IRA are not included in the owner's gross income and are not subject to the additional ten percent (10%) early withdrawal penalty tax. To be a "qualified distribution," the distribution must satisfy a 5-year holding period and meet one of the following four requirements: (1) be made on or after the date on which the individual attains age 59 1/2; (2) be made to a beneficiary or the individual's estate on or after the individual's death; (3) be attributable to the individual being disabled; or (4) be a distribution to pay for a "qualified" first home purchase (up to a lifetime limit of $10,000). The 5-year holding period for escaping inclusion in income begins with the first day of the tax year in which


AMERITAS LIFE INSURANCE CORP.                     TAX -QUALIFIED PLAN DISCLOSURE
                                     -C:7-
any contribution (including a conversion from a Regular IRA) is made to a Roth IRA of the owner. If the Roth IRA owner dies, this 5-taxable-year period is not redetermined for the Roth IRA while it is held in the name of a beneficiary or a surviving spouse who treats the decedent's Roth IRA as his or her own. However, a surviving spouse who treats the Roth IRA as his or her own, must receive any distributions as coming from the surviving spouse's own Roth IRA, thus it cannot be treated as being received by a beneficiary on or after the owner's death for purposes of determining whether the distribution is a "qualified distribution".

If a distribution from a Roth IRA is not a "qualified distribution" and it includes amounts allocable to earnings, the earnings distributed are includable in taxable income and may be subject to the 10% premature distribution penalty if the owner is under age 59 1/2. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made. Only the portion of the conversion includable in income as a result of the conversion would be subject to the penalty tax under this rule. The 5-taxable-year period for this purpose is determined separately for each conversion contribution and may not be the same as the 5-taxable-year period used to determine whether a distribution from a Roth IRA is a "qualified distribution" or not. FOR THIS REASON IT IS IMPORTANT THAT YOU KEEP TRACK OF WHEN YOUR CONVERSION CONTRIBUTIONS ARE MADE TO YOUR ROTH IRA. (SEE
PART III. L., PREMATURE IRA DISTRIBUTIONS).

Unlike Regular IRAs, distributions from Roth IRAs come first from regular contributions, then converted amounts on a first-in first-out basis, and last from earnings. Any distributions made before 2001 which are attributable to 1998 conversion contributions for which the 4-year income-tax spread is being utilized, will result in an acceleration of taxable income in the year of distribution up to the amount of the distribution allocable to the 1998 conversion. This amount is in addition to the amount otherwise includable in gross income for that taxable year as a result of the conversion, but not in excess of the amount required to be included over the 4-year period. This tax treatment would likewise apply in the case of distributions made by a surviving spouse who elects to continue the 4-year spread on death of the original owner of the Roth IRA. Generally, all Roth IRAs (both regular Roth IRAs and Roth Conversion IRAs) must be treated as one for purposes of determining the taxation of distributions. However, if a Roth IRA is held by an individual as beneficiary of a deceased Roth IRA owner, the 5-taxable-year period used to determine whether distributions are qualified or not is determined independently of the 5-year-taxable period for the beneficiary's own Roth IRAs. However, if a surviving spouse elects to treat the Roth IRA as his or her own, the 5-year-taxable period for all of the surviving spouse's Roth IRAs is the earlier of the end of either the 5-taxable-year period for the decedent or that applicable to the surviving spouse's own Roth IRAs.

THE RULES FOR TAXING NON-QUALIFIED DISTRIBUTIONS AND PREMATURE DISTRIBUTIONS OF CONVERSION AMOUNTS FROM A ROTH IRA ARE COMPLEX. TO ENSURE THAT YOU RECEIVE THE TAX RESULT YOU DESIRE, YOU SHOULD CONSULT WITH YOUR TAX ADVISOR BEFORE TAKING A DISTRIBUTION FROM A ROTH IRA.

K.   LUMP SUM DISTRIBUTION

If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions to a Regular IRA or to a Roth IRA, or "qualified distributions" from a Roth
IRA), and is not eligible for the special 5 or 10 year averaging tax rules under Code Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans.

L.   PREMATURE IRA DISTRIBUTIONS

There is a 10% penalty tax on taxable amounts distributed from your IRA (including the taxable portion of any non-qualified distributions from a Roth IRA, or if you receive a distribution of conversion amounts within the five-year period beginning with the year of the conversion, any amounts distributed that were originally taxable as a result of the conversion) prior to the attainment of age 59 1/2, except for: (1) distributions made to a beneficiary on or after the owner's death; (2) distributions attributable to the owner's being disabled as defined in Code Section 72(m)(7); (3) distributions that are part of a series of substantially equal periodic payments (made at least annually) for the life of the annuitant or the joint lives of the annuitant and his or her beneficiary;
(4) distributions made for medical expenses which exceed 7.5% of the annuitant's adjusted gross income; (5) distributions made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (6) distributions made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) qualified first-time home buyer distributions made (up to a lifetime maximum of $10,000) used within 120 days of withdrawal to buy, build or rebuild a first home that is the principal residence of the individual, his or her spouse, or any child, grandchild, or ancestor of the individual or spouse, or (8) distributions to satisfy a levy issued by the IRS. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty. (BUT SEE ROTH IRA EXCEPTIONS BELOW).

Distributions from a SIMPLE Plan during the two-year period beginning on the date the employee first participated in the employer's SIMPLE Plan will be subject to a 25% (rather than 10%) premature distribution penalty tax.

Distributions from a Roth IRA made before the expiration of the applicable 5 year holding period (SEE TAXABILITY OF ROTH IRA DISTRIBUTIONS) are not treated as qualified distributions and are subject to the 10% penalty tax to the extent they are includable in taxable income. In addition, any conversion amounts distributed within the 5-year period beginning with the year in which the conversion occurred, are subject to the 10% penalty tax even if the distribution is not currently taxable as income, unless one of the above mentioned exceptions to the penalty tax applies. The penalty tax will only apply to the amount of the conversion that was includable in income as a result of the conversion (i.e., it will not apply to non-deductible contributions that were converted from the Regular IRA).


AMERITAS LIFE INSURANCE CORP.                     TAX -QUALIFIED PLAN DISCLOSURE
                                     -C:8-

M.   MINIMUM REQUIRED  DISTRIBUTIONS  (SEE PART II. F.1. AND F.2.,  NON-ROTH IRA
     MINIMUM  DISTRIBUTION   REQUIREMENTS  AND  ROTH  IRA  MINIMUM  DISTRIBUTION
     REQUIREMENTS.)

If a minimum distribution is not made from your IRA (including a Roth IRA) for a tax year in which it is required, the excess, in any taxable year, of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

N.   TAX FILING-REGULAR IRAS

You are not required to file a special IRA tax form for any taxable year (1) for which no penalty tax is imposed with respect to the IRA Plan, and (2) in which the only activities engaged in, with respect to the IRA Plan, are making deductible contributions and receiving permissible distributions. Information regarding such contributions or distributions will be included on your regular Form 1040. In some years, you may be required to file Form 5329 and/or Form 8606 in connection with your Regular IRA. Form 5329 is filed as an attachment to Form 1040 or 1040A for any tax year that special penalty taxes apply to your IRA. If you make non-deductible contributions to a regular IRA, you must designate those contributions as non-deductible on Form 8606 and attach it to your Form 1040 or 1040A. There is a $100 penalty each time you overstate the amount of your non-deductible contributions unless you can prove the overstatement was due to reasonable cause. Additional information is required on Form 8606 in years you receive a distribution from a Regular IRA. There is a $50 penalty for each failure to file a required Form 8606 unless you can prove the failure was due to reasonable cause. For further information, consult the instructions for Form 5329 (Additional Taxes Attributable to Qualified Retirement Plans (including
IRAs), Annuities, and Modified Endowment Contracts), Form 8606 and IRS Publication 590.

O.   TAX FILING-ROTH IRA

It is your responsibility to keep records of your regular and conversion contributions to a Roth IRA and to file any income tax forms the Internal Revenue Service may require of you as a Roth IRA owner. You will need this information to calculate your taxable income if any, when distributions from the Roth IRA begin. For example, conversion contributions must be reported to the Service on Form 8606. Form 5329 is required to be filed to the Service by you to report and remit any penalty or excise taxes. Consult the instructions to your tax return or your tax advisor for additional reporting requirements that may apply. Additional information is also available in IRS Publication 590.

PART IV. STATUS OF OUR IRA PLAN

We may, but are not obligated to, seek IRS approval of your IRA, SEP IRA, SIMPLE IRA or Roth IRA as to form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the IRA, SEP IRA, SIMPLE IRA or Roth IRA.

PART V. FINANCIAL DISCLOSURE

Contributions to your IRA will be invested in a variable annuity policy. The variable annuity policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity policy IRA cannot be guaranteed or projected. The income and expenses of your variable annuity policy will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and also be certain other costs. For an explanation of these fees and other costs, please refer to your prospectus.


AMERITAS LIFE INSURANCE CORP.                     TAX -QUALIFIED PLAN DISCLOSURE
                                     -C:8-

[]   IMSA

       We  are a  member  of the  Insurance  Marketplace  Standards  Association
("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct

                                    THANK YOU

for  reviewing  this  Prospectus.   You  should  also  review  the  series  fund
prospectuses  for  those  Subaccount   variable   investment  option  underlying
portfolios you wish to select.

                             IF YOU HAVE QUESTIONS,

FOR MARKETING ASSISTANCE OR OTHER PRODUCT QUESTIONS PRIOR TO ISSUE, CALL US AT:
                          Ameritas Life Insurance Corp.
                            Telephone: 1-800-255-9678

                   FOR ALL OTHER MATTERS, WRITE OR CALL US AT:
                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-255-9678
                               Fax: 1-402-467-7725
                             www.ameritasdirect.com

     REMEMBER, THE CORRECT FORM is important for us to accurately process your Policy elections and changes. Many can be found on the on-line services section of our Web Site. Or, call us at our toll-free number and we'll send you the form you need.

for individual life insurance and annuity products.

Our membership in IMSA applies to us only and not to our products or affiliates.

[]      STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

       A Statement of Additional Information and other information about us and the Policy with the same date as this prospectus contains more details concerning the disclosures in this prospectus.
       For a free copy, access it on the SEC's Web Site (WWW.SEC.GOV/EDAUX/PROSPECT.HTM, and type in "Ameritas Life"), or write or call us. Here is the Table of Contents for the Statement of Additional Information:


                                            BEGIN ON
                                              PAGE

------------------------------------------ -----------

General Information and History                1
Services
------------------------------------------ -----------

Purchase of Securities Being Offered           2
Underwriters
------------------------------------------ -----------
Calculation of Performance                     2
  Standardized Performance Reporting
  Non-Standardized Performance Reporting
  Our Performance Reports
  Yields
------------------------------------------ -----------
Additional Tax Information                     6
  General
  Withholding Tax on Distributions
  Diversification
  Owner Control
  Multiple Contracts
  Partial 1035 Exchanges
  Contracts Owned by other than Natural
      Persons
  Death Benefits

  Tax Treatment of Assignments
  Qualified Plans
  Tax Treatment of Withdrawals
  Types of Qualified Plans
------------------------------------------ -----------
Other Information                              12
Service Marks & Copyright
Financial Statements
------------------------------------------ -----------










 Ameritas Life Insurance Corp.



                      [AMERITAS LIFE INSURANCE COPR. LOGO]
                           AN AMERITAS ACACIA COMPANY

Ameritas No-Load Variable Annuity
                                   LAST PAGE

-------------------------------------------------------------------------------
Statement of Additional Information: May 1, 2001
to accompany Policy Prospectus dated:  May 1, 2001

AMERITAS NO LOAD                           [AMERITAS LIFE INSURANCE CORP. LOGO]
VARIABLE ANNUITY(sm)                                 AN AMERITAS ACACIA COMPANY

Flexible Premium Deferred Variable Annuity Policy
                             Ameritas Life Insurance Corp. Separate Account LLVA
--------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Policy prospectus and should be read in conjunction with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 81889, Lincoln, Nebraska 68501, by e-mailing us through our Web Site at WWW.AMERITASDIRECT.COM, or by calling us at 1-800-255-9678. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

     TABLE OF CONTENTS                       PAGE
General Information and History................1
Services

Purchase of Securities Being Offered...........2
Underwritters

Calculation of Performance.....................2
     Standardized Performance Reporting
     Non-Standardized Performance Reporting
     Other Performance Reporting
     Yields

Additional Tax Information.....................6
     General
     Withholding Tax on Distributions
     Diversification
     Owner Control
     Multiple Contracts
     Partial 1035 Exchanges
     Contracts Owned by other than Natural Persons
     Death Benefits
     Tax Treatment of Assignments
     Qualified Plans
     Tax Treatment of Withdrawals
     Types of Qualified Plans

Other Information...............................12
Service Marks & Copyright
Financial Statments

GENERAL INFORMATION AND HISTORY


Ameritas Life Insurance Corp. Separate Account LLVA is a separate investment account of Ameritas Life Insurance Corp. ("we, us, our, Ameritas"). We are a stock life insurance company organized under the insurance laws of the State of Nebraska in 1887. We are an indirect wholly owned subsidiary of Ameritas Acacia Mutual Holding Company, the ultimate parent company of Ameritas and Acacia Life Insurance Company, a District of Columbia domiciled company chartered by an Act of the United States Congress in 1869. We issue life and health insurance and annuities throughout the United States (except New York).


SERVICES

We are the custodian of the assets of the Separate Account. The custodian has custody of all funds of the Separate Account and collects proceeds of shares of the Subaccount underlying portfolios bought and sold by the Separate Account. We are also the custodian of Policy assets in the Fixed Account, which are held in our general account.


The financial statements of Ameritas as of December 31, 2000 and 1999, and for each of the three years in the period ended December 31, 2000, and the financial statements of the Subaccounts of Separate Account LLVA as of December 31, 2000, and for each of the two years in the period then ended, included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, 1248 "O" Street Suite 1040, Lincoln, Nebraska 68508, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


All matters of state and federal law pertaining to the Policies have been reviewed by our internal legal staff.


Ameritas No-Load Variable Annuity            Statement of Additional Information
                                      SAI:1

PURCHASE OF SECURITIES BEING OFFERED

The Policy will be sold by licensed insurance agents in states where the Policies may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

UNDERWRITERS


The Policy is offered continuously and is distributed by Ameritas Investment Corp ("AIC"), 5900 "0" Street, Lincoln, Nebraska 68510. AIC, an affiliate of ours, is a subsidiary of AMAL Corporation, a holding company that is a joint venture of Ameritas Life Insurance Corp. and AmerUs Life Insurance Company, both of which guarantrr the performance of AIC. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies.


                                        Year           1998      1999      2000
-------------------------------------------------------------------------------
Variable annuity commissions we gave to AIC that were
paid to other broker-dealers and representatives $7,569 $10,937 $3,899 (not kept by AIC)
-------------------------------------------------------------------------------
Variable annuity commission earned and kept by AIC   NONE        NONE      NONE
-------------------------------------------------------------------------------
Fees we paid to AIC for variable annuity Principal
Underwriter services.                                $2,560     $3,097   $2,966
-------------------------------------------------------------------------------
CALCULATION OF PERFORMANCE

When we advertise performance for a Subaccount (except any Money Market Subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission ("SEC").

We report average annual total return information via internet and periodic printed reports. Average annual total return quotations on our internet Web Site will be current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subacount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. An Owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

STANDARDIZED PERFORMANCE REPORTING

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the current mortality and expense fee and the current annual Policy Fee. No deduction is made for premium taxes which may be assessed by certain states.


Ameritas No-Load Variable Annuity            Statement of Additional Information
                                      SAI:2

NON-STANDARDIZED PERFORMANCE REPORTING

We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Policy is not surrendered; (2) the Subaccounts have existed for periods other than those required to be presented; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy. For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

OUR PERFORMANCE REPORTS

   The standardized average annual total returns for each investment portfolio for the periods indicated are as follows (more recent returns may be more or less than the stated returns due to market volatility):

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
FOR PERIOD ENDING ON 12/31/2000
(REFLECTS CURRENT POLICY CHARGES.)
BASED ON A $1,000 INVESTMENT. REFLECTS THESE EXPENSES DEDUCTED DAILY FROM POLICY SEPARATE ACCOUNT ASSETS TO EQUAL THE ANNUAL % SHOWN: MORTALITY AND EXPENSE RISK CHARGE OF 0.60%. ALSO REFLECTS THE CURRENT POLICY FEE OF $25.



     Subaccount (date underlying series fund              One Year              Five Year           Ten Year or, if
     portfolio was added to the Separate Account)                                                 less, since inception
                                                       Surrender Policy      Surrender Policy       Surrender Policy
-------------------------------------------------------------------------------------------------------------------
AMERITAS PORTFOLIOS - SUBADVISOR
    Ameritas Growth - Alger (05/01/2000)                    N/A                  N/A                 -32.24
    Ameritas MidCap Growth - Alger (05/01/2000)             N/A                  N/A                 -8.55
    Ameritas Small Capitalization - Alger                   N/A                  N/A                 -42.49
     (05/01/2000)
BERGER
    IPT Growth (01/22/1997)                                -19.6                 N/A                  8.85
    IPT Small Company Growth (01/22/1997)                  -8.72                 N/A                 18.58
CALVERT SOCIAL
    CVS Social Balanced (05/01/2000)                        N/A                  N/A                 -9.53
    CVS Social International Equity (05/01/2000)            N/A                  N/A                 -20.45
    CVS Social Mid Cap Growth (05/01/2000)                  N/A                  N/A                 -8.48
    CVS Social Small Cap Growth (05/01/2000)                N/A                  N/A                 -14.57
DEUTSCHE
    VIT EAFE(R)Equity Index ((05/01/2000)                   N/A                  N/A                 -13.18
    VIT Small Cap Index (05/01/2000)                        N/A                  N/A                 -21.17
FIDELITY
    VIP Contrafund: Service Class (05/01/2000)              N/A                  N/A                 -14.37
    VIP High Income: Service Class (05/01/2000)             N/A                  N/A                 14.87
    VIP Investment Grade Bond: Initial Class                N/A                  N/A                 -30.52
     (05/01/2000)
    VIP Mid Cap: Service Class (05/01/2000)                 N/A                  N/A                  9.93
INVESCO FUNDS
    VIF Financial Services (05/01/2001)                     N/A                  N/A                  N/A
    VIF Health Sciences (05/01/2001)                        N/A                  N/A                  N/A
    VIF Technology (05/01/2001)                             N/A                  N/A                  N/A
    VIF Telecommunications (05/01/2001)                     N/A                  N/A                  N/A
NEUBERGER BERMAN
    AMT Balanced (01/22/1997)                              -6.87                 N/A                 10.73
    AMT Growth (01/22/1997)                                -13.64                N/A                 14.46
    AMT Limited Maturity Bond (01/22/1997)                  3.31                 N/A                  1.73
    AMT Liquid Assets                                       2.36                 N/A                  1.72
    AMT Partners (01/22/1997)                              -1.82                 N/A                  6.19
RYDEX
    Nova (05/01/1999)                                      -26.9                 N/A                 -12.6
    OTC (05/01/1999)                                       -40.73                N/A                  0.81
    Precious Metals (05/01/1999)                           -23.14                N/A                 -24.17
    Ursa (05/01/1999)                                      13.04                 N/A                  2.05
    U.S. Government Bond (05/01/1999)                      17.83                 N/A                 -0.62


Ameritas No-Load Variable Annuity            Statement of Additional Information
                                      SAI:3



STRONG
    International Stock Fund II (01/22/1997)               -41.36                N/A                 -6.07
    Mid Cap Growth Fund II (01/22/1997)                    -16.47                N/A                 24.27
    Opportunity Fund II (01/22/1997)                        4.19                 N/A                 16.92
THIRD AVENUE
    Third Avenue Value (05/01/2001)                         N/A                  N/A                  N/A
VANGUARD
    VIF Diversified (05/01/2001)                            N/A                  N/A                  N/A
    VIF Equity Income (05/01/2001)                          N/A                  N/A                  N/A
    VIF Equity Index (05/01/2001)                           N/A                  N/A                  N/A
    VIF Growth (05/01/2001)                                 N/A                  N/A                  N/A
    VIF High-Grade Bond (05/01/2001)                        N/A                  N/A                  N/A
    VIF High Yield Bond (05/01/2001)                        N/A                  N/A                  N/A
    VIF International (05/01/2001)                          N/A                  N/A                  N/A
    VIF Money Market (05/01/2001)                           N/A                  N/A                  N/A
    VIF REIT Index (05/01/2001)                             N/A                  N/A                  N/A
    VIF Small Company Growth (05/01/2001)                   N/A                  N/A                  N/A
-------------------------------------------------------------------------------------------------------------------


The non-standardized average annual total returns that each Subaccount (except any Money Market Subaccount) would have achieved if it had been invested in the corresponding series fund portfolio for the periods indicated, calculated in a manner similar to standardized average annual total return (more recent returns may be more or less than the stated returns due to market volatility) are:

NON-STANDARDIZED "ADJUSTED HISTORICAL" AVERAGE ANNUAL TOTAL RETURN FOR PERIOD ENDING ON 12/31/2000

(REFLECTS BASE POLICY CHARGES THAT ARE APPLICABLE TO THE SEPARATE ACCOUNT ONLY; E.G., NO POLICY FEE. ALSO REFLECTS EXPERIENCE OF THE SUBACCOUNT UNDERLYING PORTFOLIO FOR PERIODS BEYOND THE SUBACCOUNT'S OWN INCEPTION DATE.) (COMPUTED ON THE SAME BASIS AS STANDARDIZED TOTAL RETURN EXCEPT NO POLICY FEE IS REFLECTED. REFLECTS THESE EXPENSES DEDUCTED DAILY FROM POLICY SEPARATE ACCOUNT ASSETS TO EQUAL THE ANNUAL % SHOWN: MORTALITY AND EXPENSE RISK CHARGE OF 0.60%.)

Subaccount (inception date of underlying                   One Year           Five Year          Ten Year or, if
series fund portfolio where Subaccount                                                        less, Since Inception
has less than 10 year's experience)                    Continue Policy     Continue Policy       Continue Policy
-------------------------------------------------------------------------------------------------------------------
AMERITAS PORTFOLIOS - SUBADVISOR
    Ameritas Growth - Alger (01/09/1989)                   -15.67               18.38                19.68
    Ameritas MidCap Growth - Alger (05/03/1993)            13.29                 19.1                21.94
    Ameritas Small Capitalization - Alger                  -26.98                6.56                13.11
     (09/21/1988)
BERGER
    IPT Growth (05/01/1996)                                -17.1                 N/A                 11.07
    IPT Small Company Growth (05/01/1996)                  -6.23                 N/A                  17.5
CALVERT SOCIAL
    CVS Social Balanced (09/02/1986)                       -3.38                10.61                10.48
    CVS Social International Equity (06/30/1992)           -16.48               10.43                 9.62
    CVS Social Mid Cap Growth (07/16/1991)                  3.42                13.25                12.07
    CVS Social Small Cap Growth (03/15/1995)                2.89                 6.36                 6.88
DEUTSCHE
    VIT EAFE(R)Equity Index (08/22/1997)                    -16.18                N/A                  5.08
    VIT Small Cap Index (08/25/1997)                       -2.75                 N/A                  3.24
FIDELITY
    VIP Contrafund: Service Class (01/03/1995)             -6.29                16.84                20.28
    VIP High Income: Service Class (09/19/1985)            -22.58                0.72                 9.16
    VIP Investment Grade Bond: Initial Class               10.22                 5.37                 6.96
    (12/5/1988)
    VIP Mid Cap: Service Class (12/28/1998)                34.73                 N/A                 42.14


Ameritas No-Load Variable Annuity            Statement of Additional Information
                                     SAI:4


INVESCO FUNDS
    VIF Financial Services (09/21/1999)                     N/A                  N/A                  N/A
    VIF Health Sciences (05/22/1997)                        N/A                  N/A                  N/A
    VIF Technology (05/21/1997)                             N/A                  N/A                  N/A
    VIF Telecommunications (09/21/1999)                     N/A                  N/A                  N/A
NEUBERGER BERMAN
    AMT Balanced (02/28/1989)                              -4.38                11.94                11.13
    AMT Growth (09/10/1984)                                -11.15               15.77                14.36
    AMT Limited Maturity Bond (09/10/1984)                  5.81                 3.93                 4.9
       AMT Liquid Assets                                    1.85                 3.98                 3.64
    AMT Partners (03/22/1994)                               0.67                13.02                13.98
RYDEX
    Nova (05/07/1997)                                      -24.4                 N/A                 12.73
    OTC (05/07/1997)                                       -38.23                N/A                  28.8
    Precious Metals (05/29/1997)                           -20.64                N/A                 -22.12
    Ursa (06/10/1997)                                      15.53                 N/A                 -10.9
    U.S. Government Bond (08/18/1997)                      20.32                 N/A                  4.07
STRONG
    International Stock Fund II (10/20/1995)               -38.86               -0.19                 0.27
    Mid Cap Growth Fund II (12/31/1996)                    -13.97                N/A                 27.25
    Opportunity Fund II (05/08/1992)                        6.68                18.42                18.34
THIRD AVENUE
    Third Avenue Value (09/21/1999)                         N/A                  N/A                  N/A
VANGUARD
    VIF Diversified (02/09/1999)                            N/A                  N/A                  N/A
    VIF Equity Income (06/07/1993)                          N/A                  N/A                  N/A
    VIF Equity Index (04/29/1991)                           N/A                  N/A                  N/A
    VIF Growth (06/07/1993)                                 N/A                  N/A                  N/A
    VIF High-Grade Bond (04/29/1991)                        N/A                  N/A                  N/A
    VIF High Yield Bond (06/03/1996)                        N/A                  N/A                  N/A
    VIF International (06/03/1994)                          N/A                  N/A                  N/A
    VIF Money Market (05/22/1991)                           N/A                  N/A                  N/A
    VIF REIT Index (02/09/1999)                             N/A                  N/A                  N/A
    VIF Small Company Growth (06/03/1996)                   N/A                  N/A                  N/A
-------------------------------------------------------------------------------------------------------------------


YIELDS

We may advertise the current annualized yield for a 30-day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30-day period. Because this yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period. THE YIELD IS COMPUTED BY DIVIDING THE NET INVESTMENT INCOME PER ACCUMULATION UNIT EARNED DURING THE PERIOD BY THE PRICE PER UNIT ON THE LAST DAY OF THE PERIOD, ACCORDING TO THE FOLLOWING
FORMULA:

                            YIELD=2[(A - B +1)6 - 1]
                                       cd

WHERE A=NET INVESTMENT INCOME EARNED DURING THE PERIOD BY THE PORTFOLIO COMPANY ATTRIBUTABLE TO SHARES OWNED BY THE SUBACCOUNT, B=EXPENSES ACCRUED FOR THE PERIOD (NET OF REIMBURSEMENTS), C=THE AVERAGE DAILY NUMBER OF ACCUMULATION UNITS OUTSTANDING DURING THE PERIOD, AND D=THE MAXIMUM OFFERING PRICE PER ACCUMULATION UNIT ON THE LAST DAY OF THE PERIOD. THE YIELD REFLECTS THE BASE POLICY MORTALITY AND EXPENSE RISK FEE AND ADMINISTRATIVE EXPENSE CHARGE. NET INVESTMENT INCOME WILL BE DETERMINED ACCORDING TO RULES ESTABLISHED BY THE SEC. THE YIELD ASSUMES AN AVERAGE POLICY SIZE OF $75,000.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of portfolio securities held by the series fund and the series fund's operating expenses.


Ameritas No-Load Variable Annuity            Statement of Additional Information
                                     SAI:5

Any current yield quotations of a money market Subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. A money market Subaccount's YIELD will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). A money market Subaccount's EFFECTIVE YIELD is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.

                       SUBACCOUNT YIELDS AS OF 12/31/2000

REFLECTING CURRENT CHARGES                         YIELD   EFFECTIVE YIELD
Neuberger Berman AMT Liquid Assets Subaccount        ?            ?
Vanguard Money Market Subaccount.....................?            ?

A money market Subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Policy owner's investment in a money market Subaccount nor that Subaccount's investment in the underlying money market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

                           ADDITIONAL TAX INFORMATION

NOTE: THIS INFORMATION SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISOR. WE DO NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY POLICY OR TRANSACTION INVOLVING THE POLICY. PURCHASERS BEAR THE COMPLETE RISK THAT THE POLICY MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND SPECIAL RULES NOT DESCRIBED IN THE POLICY PROSPECTUS MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in Policy value until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total withdrawal or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Policy. For a payment received as a partial withdrawal, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the Policy's cost basis is withdrawn. For Policies issued in connection with non-qualified plans, the cost basis is generally the premiums, while for contracts issued in connection with qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity income option is determined by multiplying the payment by the ratio that the cost basis of the Policy (adjusted for any period certain or refund feature) bears to the expected return under the Policy. Payments received after the investment in the Policy has been recovered (i.e. when the total of the excludable amounts equals the investment in the Policy) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Policy within the meaning of
Section 72 of the Code. Owners, Annuitants and Beneficiaries under a Policy should seek competent financial advice about the tax consequences of distributions.



Ameritas No-Load Variable Annuity            Statement of Additional Information
                                     SAI:6

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires us (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from Policies issued under certain types of qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax sheltered annuity qualified under Section 403(b) of the Code (other than (1) a series of substantially equal annuity payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "rollover" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Policy other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to thirty (30%) percent of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

DIVERSIFICATION

Section 817(h) of the Code provides that in order for a variable annuity policy based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such policy must be "adequately diversified." The Treasury regulations issued under Section 817(h) (Treas. Reg. 1.817-5) apply a diversification requirement to each of the Subaccounts of the Separate Account. The Separate Account, through the series funds and their portfolios, intends to comply with those diversification requirements. We and the series funds have entered into agreements regarding participation in the series funds that requires the series funds and their portfolios to comply with the Treasury regulations.

OWNER CONTROL

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Policy owner control of the investments of the Separate Account will cause the Policy owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment of the Policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the contract prior to receipt of payments under the Policy.


Ameritas No-Load Variable Annuity            Statement of Additional Information
                                     SAI:7

Due to the uncertainty in this area, we reserve the right to modify the Policy in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. OWNERS SHOULD CONSULT A TAX ADVISER PRIOR TO PURCHASING MORE THAN ONE ANNUITY CONTRACT IN ANY CALENDAR YEAR.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. The Internal Revenue Service has stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. DUE TO THE UNCERTAINTY IN THIS AREA, OWNERS SHOULD CONSULT THEIR OWN TAX ADVISERS PRIOR TO ENTERING INTO A PARTIAL EXCHANGE OF AN ANNUITY CONTRACT.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on policy premiums will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such policies generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to policies held by a trust or other entity as an agent for a natural person nor to policies held by certain qualified plans. PURCHASERS SHOULD CONSULT THEIR OWN TAX COUNSEL OR OTHER TAX ADVISER BEFORE PURCHASING A POLICY TO BE OWNED BY A NON-NATURAL PERSON.

DEATH BENEFITS

Any death benefits paid under the Policy are taxable to the beneficiary. The rules governing the taxation of payments from an annuity policy, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

TAX TREATMENT OF ASSIGNMENTS

AN ASSIGNMENT OR PLEDGE OF A POLICY MAY HAVE TAX CONSEQUENCES, AND MAY ALSO BE PROHIBITED BY ERISA IN SOME CIRCUMSTANCES. OWNERS SHOULD, THEREFORE, CONSULT COMPETENT LEGAL ADVISERS SHOULD THEY WISH TO ASSIGN OR PLEDGE THEIR POLICY.

QUALIFIED PLANS

The Policy offered by the Prospectus is designed to be suitable for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Policies issued to fund the plan.

                          TAX TREATMENT OF WITHDRAWALS

Non-Qualified Plans

Section 72 of the Code governs treatment of distributions from annuity policies. It provides that if the policy value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified


Ameritas No-Load Variable Annuity            Statement of Additional Information
                                     SAI:8
before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Qualified Plans

In the case of a withdrawal under a qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified Policy. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Policies issued and qualified under Code Sections 401 (Pension and Profit Sharing plans), 403(b) (tax-sheltered annuities) and 408 and 408A (IRAs). To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Policy; (8) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the policy owner or annuitant (as applicable) and his or her spouse and dependents if the policy owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the policy owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the owner or annuitant (as applicable) for the taxable year; and (10) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) which are qualified first home buyer distributions (as defined in Section 72(t)(8) of the Code). The exception stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, separates from services, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain contracts issued in connection with Section 403(b) qualified plans, all owners should seek competent tax


Ameritas No-Load Variable Annuity            Statement of Additional Information
                                     SAI:9
advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from contracts issued under certain types of plans may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Effective January 1, 1993, such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA, or an individual retirement account described in section 408(a) of the Code. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs, individual retirement accounts or certain other plans, subject to limitations set forth in the Code.

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distribution must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions must be over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

TYPES OF QUALIFIED PLANS

The Policy is designed to be suitable for use under various types of qualified plans. Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the policies issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Policy, unless we specifically consent to be bound. OWNERS, ANNUITANTS AND BENEFICIARIES ARE RESPONSIBLE FOR DETERMINING THAT CONTRIBUTIONS, DISTRIBUTIONS AND OTHER TRANSACTIONS WITH RESPECT TO THE POLICY COMPLY WITH APPLICABLE LAW.

A qualified Policy will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Policy has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. The following are general descriptions of the types of qualified plans with which annuity policies may be used. Refer to the Policy and Prospectus to determine those qualified plans with which this Policy may be used. Such descriptions are not exhaustive and are for general informational purposes only. THE TAX RULES REGARDING QUALIFIED PLANS ARE VERY COMPLEX AND WILL HAVE DIFFERING APPLICATIONS DEPENDING ON INDIVIDUAL FACTS AND CIRCUMSTANCES. EACH PURCHASER SHOULD OBTAIN COMPETENT TAX ADVICE PRIOR TO PURCHASING A POLICY ISSUED UNDER A QUALIFIED PLAN.

Policies issued pursuant to qualified plans include special provisions restricting Policy provisions that may otherwise be available as described herein. Generally, Policies issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from qualified policies. (See "Tax Treatment of Withdrawals - Qualified Contracts" above.)

Federal law requires that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Policies sold by the Company in connection with certain qualified plans will utilize tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.


Ameritas No-Load Variable Annuity            Statement of Additional Information
                                     SAI:10

INDIVIDUAL RETIREMENT ANNUITIES

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of Policies for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. PURCHASERS OF POLICIES TO BE QUALIFIED AS IRAS SHOULD OBTAIN COMPETENT TAX ADVICE AS TO THE TAX TREATMENT AND SUITABILITY OF SUCH AN INVESTMENT.

ROTH IRAS

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. There are no similar limitations on rollovers from a Roth IRA to another Roth IRA.

PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Policy to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

NON-QUALIFIED DEFERRED COMPENSATION PLANS -- SECTION 457

Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans under Section 457 of the Code. The amounts deferred under a plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of a plan of a governmental employer in existence on or after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts.


Ameritas No-Load Variable Annuity            Statement of Additional Information
                                     SAI:11

Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirement any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a plan of a governmental employer if the plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a plan are prohibited under section 457 of the Code unless made after the participating employee attains age 70 1/2, separates from service, dies, or suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other plans under section 457.

                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policy described in this Statement. Not all information set forth in the registration statement is addressed in the Policy prospectus or this Statement. Statements in the prospectus and this Statement are intended to be summaries. For a complete statement of the terms of the registration, refer to the documents we file with the SEC. They may be accessed on the SEC's Web Site at WWW.SEC.GOV/EDAUX/PROSPECT.HTM and type in "Ameritas Life" or you may review and copy it (for a fee) at the SEC's Public Reference Room in Washington D.C. (Call the SEC at 1-800-SEC-0330 for details and public hours.)

                            SERVICE MARKS & COPYRIGHT

"Ameritas," the bison symbol, and "Ameritas No-Load Variable Annuity" are registered service marks of Ameritas Life Insurance Corp. The Policy and Policy prospectus are copyrighted by Ameritas Life Insurance Corp.

                              FINANCIAL STATEMENTS

Our financial statements follow this page of this Statement. They only bear on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.


Ameritas No-Load Variable Annuity            Statement of Additional Information
                                     SAI:12

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2000

ASSETS

INVESTMENTS AT NET ASSET VALUE:
    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
    -------------------------------------------
       Balanced Portfolio (Balanced) -
       9,830.039 shares at $17.28 per share (cost $204,728)                               $      169,862
       Growth Portfolio (Growth) -
       8,920.103 shares at $30.65 per share (cost $256,998)                                      273,402
       Partners Portfolio (Partners) -
       37,963.038 shares at  $16.17 per share (cost $658,550)                                    613,863
       Limited Maturity Bond Portfolio (Limited Maturity Bond) -
       27,021.006 shares at  $13.19 per share (cost $411,696)                                    356,407
       Liquid Assets Portfolio (Liquid Assets) -
       3,396,001.630 shares at $1.00 per share (cost $3,396,001)                               3,396,001
    STRONG VARIABLE INSURANCE FUNDS, INC.:
       International Stock Fund II Portfolio (International Stock) -
       16,275.298 shares at $9.90 per share (cost $152,458)                                      161,125
       Growth Fund II Portfolio (Growth) -
       30,466.303 shares at $23.66 per share (cost $723,378)                                     720,833
    STRONG OPPORTUNITY FUND II, INC.:
    ---------------------------------
       Opportunity Fund II Portfolio (Opportunity) -
        37,131.188 shares at $23.94 per share (cost $799,010)                                    888,921
    BERGER INSTITUTIONAL PRODUCTS TRUST:
    ------------------------------------
       IPT Growth Fund Portfolio (Growth) -
       10,313.547 shares at $15.32 per share (cost $176,496)                                     158,005
       Small Company Growth  Portfolio  (Small Company Growth) -
       37,718.932 shares at $21.61 per share (cost $1,025,565)                                   815,106
    RYDEX VARIABLE TRUST:
       Nova Portfolio (Nova) -
       37,034.747 shares at  $13.89 per share (cost $647,102)                                    514,413
       OTC Portfolio (OTC)-
       31,151.016 shares at $22.83 per share (cost $883,818)                                     711,176
       Precious Metals Portfolio (Precious Metals) -
       53,348.695 shares at $4.31 per share (cost $221,655)                                      229,934
       Ursa Portfolio  (Ursa) -
       4,203.365 shares at $6.09 per share (cost -$21,017)                                        25,599
       US Government Bond Portfolio (US Government Bond) -
       20,239.837 shares at $11.80 per share (cost $232,695)                                     238,831


                                     F-I-2


                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2000

ASSETS, CONTINUED

    DEUTSCHE ASSET MANAGEMENT :
       Small Cap Index Portfolio (Small Cap Index) -
       293.049 shares at $11.10 per share (cost $2,996)                                     $      3,253
       EAFE Equity Index Portfolio (EAFE Equity Index) -
       8,746.642 shares at $11.14 per share (cost $111,812)                                       97,438
    CALVERT VARIABLE SERIES, INC.
    -----------------------------
       Social Balanced Portfolio (Balanced) -
       7,334.595 shares at $2.002 per share (cost $17,137)                                        14,684
       Social International Equity Portfolio (International Equity) -
       160.960 shares at $19.37 per share (cost $3,218)                                            3,117
       Social Mid Cap Growth Portfolio (Mid Cap) -
       0  shares at $31.03  per share (cost $0 )                                                   -----
    CALVERT VARIABLE SERIES, INC., AMERITAS PORTFOLIOS:
    ---------------------------------------------------
       Ameritas Growth Portfolio (Growth)-
       167.931 shares at $54.86 per share (cost $9,587)                                            9,212
       Ameritas Growth with Income Portfolio (Growth with Income)-
       591.250 shares at $21.08 per share (cost $12,063)                                          12,463
       Ameritas Index 500 Portfolio (Index 500) -
       2,389.485 shares at $148.66 per share (cost $402,085)                                     355,222
       Ameritas MidCap Growth Portfolio (MidCap) -
       2,767.334 shares at $34.56 per share (cost $107,186)                                       95,640
       Ameritas Small Capitalization Portfolio (Small Cap) -
       0 shares at $40.42 per share (cost $0)                                                      -----
    FIDELITY VARIABLE INSURANCE PRODUCTS:
       Contrafund Portfolio Service Class (Contrafund S-Class) -
       1,134.000 shares at $23.67 per share (cost $29,400)                                        26,842
       High Income Portfolio Service Class (High Income S-Class) -
       0 shares at $8.15 per share (cost $0)                                                       -----
       Investment Grade Bond Portfolio Initial Class (Investment Grade Bond I-Class) -
       1,300.369 shares at $12.59 per share (cost $14,879)                                        16,372
       Mid Cap Portfolio Service Class (Mid Cap S-Class) -
       10,023.402 shares at $20.22 per share (cost $204,219)                                     202,672

                                                                                           --------------
NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                            $   10,110,393
                                                                                           ==============



The accompanying notes are an integral part of these financial statements.


                                     F-I-3

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                             STATEMENT OF OPERATIONS
                 FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999



                                                                                   NEUBERGER BERMAN
                                                                               ADVISERS MANAGEMENT TRUST
                                                                            --------------------------------
                               2000                                     TOTAL        BALANCED         GROWTH
                               ----
                                                                      -----------  --------------  --------------
INVESTMENT INCOME:
  Dividend distributions received                                   $    173,187 $         2,526 $         -----
  Mortality and expense risk charge                                       74,333           1,225           2,598
                                                                      -----------  --------------  --------------
NET INVESTMENT INCOME(LOSS)                                               98,854           1,301         (2,598)
                                                                      -----------  --------------  --------------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
  Net realized gain distributions                                        451,956          20,004         25,444
  Net change in unrealized appreciation(depreciation)                 (2,199,240)       (30,056)        (60,375)
                                                                      -----------  --------------  --------------
NET GAIN(LOSS) ON INVESTMENTS                                         (1,747,284)       (10,052)        (34,931)
                                                                      -----------  --------------  --------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $ (1,648,430)$       (8,751) $      (37,529)
                                                                      ===========  ==============  ==============


                               1999
INVESTMENT INCOME:
  Dividend distributions received                                   $    120,208 $         5,296 $         -----
  Mortality and expense risk charge                                       36,383           1,758           1,223
                                                                      -----------  --------------  --------------
NET INVESTMENT INCOME(LOSS)                                               83,825           3,538          (1,223)
                                                                      -----------  --------------  --------------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
  Net realized gain distributions                                        109,590           7,846           8,335
  Net change in unrealized appreciation(depreciation)                  1,545,596          32,450          69,918
                                                                      -----------  --------------  --------------
NET GAIN(LOSS) ON INVESTMENTS                                          1,655,186          40,296          78,253
                                                                      -----------  --------------  --------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $  1,739,011 $        43,834 $        77,030
                                                                      ===========  ==============  ==============




The accompanying notes are an integral part of these financial statetments.


                                     F-I-4





                                                                                            STRONG
      NEUBERGER BERMAN                                      STRONG VARIABLE               OPPORTUNITY
  ADVISERS MANAGEMENT TRUST                              INSURANCE FUNDS, INC.           FUND II, INC.
-------------------------------------------------   --------------------------------   ------------------

                   LIMITED
                   MATURITY                          INTERNATIONAL
   PARTNERS          BOND         LIQUID ASSETS          STOCK            GROWTH          OPPORTUNITY
---------------  -------------   ----------------   -----------------   ------------   ------------------
         5,998 $       22,243 $          131,281 $             ----- $        ----- $              2,062
         5,536          2,608             17,622               2,519         10,154                6,942
---------------  -------------   ----------------   -----------------   ------------   ------------------
           462         19,635            113,659              (2,519)       (10,154)              (4,880)
---------------  -------------   ----------------   -----------------   ------------   ------------------


       127,560          -----              -----               -----         58,557              115,292
      (141,414)           980               ----            (113,177)      (390,760)             (89,578)
---------------  -------------   ----------------   -----------------   ------------   ------------------
       (13,854)           980              -----            (113,177)      (332,203)              25,714
---------------  -------------   ----------------   -----------------   ------------   ------------------
       (13,392) $      20,615    $       113,659    $       (115,696)   $  (342,357)   $          20,834
===============  =============   ================   =================   ============   ==================




$       13,593   $     66,658    $        33,383    $            497     $   ------    $          ------
         7,592          4,403              5,836                1412                               4,758
                                                                              3,708
---------------  -------------   ----------------   -----------------   ------------   ------------------
         6,001         62,255             27,547                (915)         3,708)              (4,758)
---------------  -------------   ----------------   -----------------   ------------   ------------------


        23,641          -----              -----               -----            590               66,251
        50,876        (55,575)              ----             147,900        356,797              133,584
---------------  -------------   ----------------   -----------------   ------------   ------------------
        74,517        (55,575)              ----             147,900        357,387              199,835
---------------  -------------   ----------------   -----------------   ------------   ------------------
$       80,518   $      6,680     $       27,547     $       146,985     $  353,679    $         195,077
===============  =============   ================   =================   ============   ==================



                                     F-I-5

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                             STATEMENT OF OPERATIONS
                 FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999




                                                                             BERGER INSTITUTIONAL PRODUCTS TRUST
                                                                        ---------------------------------------------
                                                                                                       SMALL
                                                                                                      COMPANY
                                2000                                           GROWTH                  GROWTH
                                                                        ----------------------  ---------------------
INVESTMENT INCOME:
  Dividend distributions received                                       $              -----    $             -----
  Mortality and expense risk charge                                                    3,251                  4,375
                                                                        ----------------------  ---------------------
NET INVESTMENT INCOME(LOSS)                                                           (3,251)                (4,375)
                                                                        ----------------------  ---------------------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
  Net realized gain distributions                                                      5,306                 12,770
  Net change in unrealized appreciation(depreciation)                               (140,218)              (288,977)
                                                                        ----------------------  ---------------------
NET GAIN(LOSS) ON INVESTMENTS                                                       (134,912)              (276,207)
                                                                        ----------------------  ---------------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $           (138,163)   $          (280,582)
                                                                        ======================  =====================


                                1999
INVESTMENT INCOME:
  Dividend distributions received                                       $                 63    $              ----
  Mortality and expense risk charge                                                    2,083                    621
                                                                        ----------------------  ---------------------
NET INVESTMENT INCOME(LOSS)                                                           (2,020)                  (621)
                                                                        ----------------------  ---------------------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
  Net realized gain distributions                                                       ----                  -----
  Net change in unrealized appreciation(depreciation)                                125,813                 65,784
                                                                        ----------------------  ---------------------
NET GAIN(LOSS) ON INVESTMENTS                                                        125,813                 65,784
                                                                        ----------------------  ---------------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $            123,793    $            65,163
                                                                        ======================  =====================

(1)   Commenced business 11/01/99                                       (5)   Commenced business 01/10/00
(2)   Commenced business 08/25/99                                       (6)   Commenced business 08/11/00
(3)   Commenced business 08/16/99                                       (7)   Commenced business 06/01/00
(4)   Commenced business 07/20/99


The accompanying notes are an integral part of these financial statements.



                                     F-I-6







                                RYDEX VARIABLE TRUST                                         DEUTSHE ASSET MANAGEMENT
--------------------------------------------------------------------------------------   ---------------------------------
                                                            US
                            PRECIOUS                    GOVERNMENT                         SMALL CAP        EAFE EQUITY
  NOVA (1)      OTC (2)     METALS       URSA (1)        BOND (4)         JUNO (5)         INDEX (6)         INDEX (7)
                               (3)
-------------  -----------  ----------  -----------   ---------------  ---------------   ---------------   ---------------

$      3,137   $    -----   $   -----   $      836    $        2,040   $        -----   $         -----    $        -----
       3,889        8,912         451          721               456               59                 2               432
-------------  -----------  ----------  -----------   ---------------  ---------------   ---------------   ---------------
        (752)      (8,912)       (451)         115             1,584              (59)               (2)             (432)
-------------  -----------  ----------  -----------   ---------------  ---------------   ---------------   ---------------


      24,144       53,755       -----        -----             -----            -----                17             1,625
    (185,045)    (725,452)     (9,303)      45,244            12,206           (4,428)              257           (14,375)
-------------  -----------  ----------  -----------   ---------------  ---------------   ---------------   ---------------
    (160,901)    (671,697)     (9,303)      45,244            12,206           (4,428)              274           (12,750)
-------------  -----------  ----------  -----------   ---------------  ---------------   ---------------   ---------------
$   (161,653)  $ (680,609)  $  (9,754)  $   45,359   $        13,790   $       (4,487)  $           272    $      (13,182)
=============  ===========  ==========  ===========   ===============  ===============   ===============   ===============




$      -----   $    -----   $       3   $    -----    $         715 $          ------ $           -----    $        -----
         619        2,138         107            8              117            ------             -----             -----
-------------  -----------  ----------  -----------   ---------------  ---------------   ---------------   ---------------
        (619)      (2,138)       (104)          (8)             598            ------             -----             -----
-------------  -----------  ----------  -----------   ---------------  ---------------   ---------------   ---------------


       -----        1,440       1,487        -----            -----             -----            ------             -----
      52,356      552,812      17,581        1,371           (6,071)            -----             -----              ----
-------------  -----------  ----------  -----------   ---------------  ---------------   ---------------   ---------------
      52,356      554,252      19,068        1,371           (6,071)            -----             -----              ----
-------------  -----------  ----------  -----------   ---------------  ---------------   ---------------   ---------------
      51,737 $    552,114 $    18,964   $    1,363    $      (5,473)   $        -----     $       -----     $        ----
=============  ===========  ==========  ===========   ===============  ===============   ===============   ===============




                                     F-I-7

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                             STATEMENT OF OPERATIONS
                 FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999




                                                                                  CALVERT VARIABLE SERIES, INC.
                                                                        --------------------------------------------------
                                                                                          INTERNATIONAL
                                2000                                     BALANCED (1)       EQUITY (2)       MID CAP (3)
                                ----
                                                                        ---------------   ---------------   --------------
INVESTMENT INCOME:
  Dividend distributions received                                       $          252    $        -----   $        -----
  Mortality and expense risk charge                                                 67                 2            -----
                                                                        ---------------   ---------------   --------------
NET INVESTMENT INCOME(LOSS)                                                        185                (2)            ----
                                                                        ---------------   ---------------   --------------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
  Net realized gain distributions                                                  446               266            -----
  Net change in unrealized appreciation(depreciation)                           (2,453)             (100)              49
                                                                        ---------------   ---------------   --------------
NET GAIN(LOSS) ON INVESTMENTS                                                   (2,007)              166               49
                                                                        ---------------   ---------------   --------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $       (1,822)   $          164    $          49
                                                                        ===============   ===============   ==============


                                1999
INVESTMENT INCOME:
  Dividend distributions received                                    $           ----- $           ----- $          -----
  Mortality and expense risk charge                                              -----             -----            -----
                                                                        ---------------   ---------------   --------------
NET INVESTMENT INCOME(LOSS)                                                      -----             -----            -----
                                                                        ---------------   ---------------   --------------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
  Net realized gain distributions                                                -----             -----            -----
  Net change in unrealized appreciation(depreciation)                            -----             -----            -----
                                                                        ---------------   ---------------   --------------
NET GAIN(LOSS) ON INVESTMENTS                                                    -----             -----            -----
                                                                        ---------------   ---------------   --------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $           ----- $           ----- $          -----
                                                                        ===============   ===============   ==============

(1)  Commenced business 06/20/00                                        (6)  Commenced business 06/02/00
(2)  Commenced business 07/31/00                                        (7)  Commenced business 12/11/00
(3)  Commenced business 08/28/00                                        (8)  Commenced business 05/30/00
(4)  Commenced business 05/23/00                                        (9)  Commenced business 07/27/00
(5)  Commenced business 12/21/00                                        (10)  Commenced business
                                                                        07/10/00

The accompanying notes are an integral part of these financial statements.



                                     F-I-8





         CALVERT VARIABLE SERIES, INC. AMERITAS PORTFOLIOS                      FIDELITY VARIABLE INSURANCE PRODUCTS
-------------------------------------------------------------------- -----------------------------------------------------------
                                                                                                      INVESTMENT
               GROWTH WITH     INDEX                      SMALL       CONTRAFUND     HIGH INCOME      GRADE BOND      MID CAP
    GROWTH (4)  INCOME (5)    500 (6)    MIDCAP (1)       CAP (7)    S-CLASS (8)     S-CLASS (9)     I-CLASS (1)      S-CLASS
                                                                                                                       (10)
    ----------- ------------ ----------- ------------  ------------- -------------  ---------------  -------------  ------------

    $       4   $       25   $   2,084   $    -----    $     -----   $     ----     $       -----    $     -----    $      699
           11            2       1,275          303              1           138                1             83           698
    ----------- ------------ ----------- ------------  ------------- -------------  ---------------  -------------  ------------
           (7)          23         809         (303)            (1)         (138)              (1)           (83)            1
    ----------- ------------ ----------- ------------  ------------- -------------  ---------------  -------------  ------------


        -----           18       4,295        2,457          -----         -----            -----           -----         -----
         (375)         400     (46,864)     (11,547)        (1,202)       (2,558)             (65)          1,492        (1,546)
    ----------- ------------ ----------- ------------  ------------- -------------  ---------------  -------------  ------------
         (375)         418     (42,569)      (9,090)        (1,202)       (2,558)             (65)          1,492        (1,546)
    ----------- ------------ ----------- ------------  ------------- -------------  ---------------  -------------  ------------
    $    (382)  $      441  $  (41,760)   $  (9,393)   $    (1,203)   $   (2,696)   $         (66)   $     $1,409   $    (1,545)
    =========== ============ =========== ============  ============= =============  ===============  =============  ============




    $    ----  $     -----   $   -----   $    -----   $      -----   $     -----   $        -----   $       -----   $     -----
    ----------- ------------ ----------- ------------  ------------- -------------  ---------------  -------------  ------------
         ----        -----       -----        -----          -----         -----            -----          ------         -----
         ----        -----       -----        -----          -----         -----            -----          ------         -----
    ----------- ------------ ----------- ------------  ------------- -------------  ---------------  -------------  ------------


         ----        -----       -----        -----          -----         -----            -----          ------         -----
         ----        -----       -----        -----          -----         -----            -----          ------         -----
    ----------- ------------ ----------- ------------  ------------- -------------  ---------------  -------------  ------------
         ----        -----       -----        -----          -----         -----            -----          ------         -----
    ----------- ------------ ----------- ------------  ------------- -------------  ---------------  -------------  ------------
    $    ----   $    -----   $   -----   $    -----   $      -----   $     -----   $        -----   $       -----   $     -----
    =========== ============ =========== ============  ============= =============  ===============  =============  ============





                                     F-I-9

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                                            STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2000, AND 1999


                                                                                             NEUBERGER BERMAN
                                                                                         ADVISERS MANAGEMENT TRUST
                                                                                 ------------------------------------------
                                    2000                                           TOTAL         BALANCED        GROWTH
                                    ----
                                                                                 -----------   -------------  ------------
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net Investment income(loss)                                                 $      98,854    $      1,301    $    (2,598)
  Net realized gain distributions                                                   451,956          20,004         25,444
  Net change in unrealized appreciation(depreciation)                            (2,199,240)        (30,056)       (60,375)
                                                                                 -----------   -------------   ------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   (1,648,430)         (8,751)       (37,529)
NET INCREASE(DECREASE)  FROM POLICYOWNER TRANSACTIONS                             3,139,496         (15,550)        84,247
                                                                                 -----------   -------------   ------------
TOTAL INCREASE(DECREASE) IN NET ASSETS                                            1,491,066         (24,301)        46,718
                                                                                 -----------   -------------   ------------
NET ASSETS AT JANUARY 1, 2000                                                     8,619,327         194,163        226,684
                                                                                 -----------   -------------   ------------
NET ASSETS AT DECEMBER 31, 2000                                               $  10,110,393    $    169,862    $   273,402
                                                                                 ============  ==============  ============

                                    1999
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net Investment income(loss)                                                 $      83,825    $      3,538   $     (1,223)
  Net realized gain distributions                                                   109,590           7,846          8,335
  Net change in unrealized appreciation(depreciation)                             1,545,596          32,450         69,918
                                                                                 -----------    -------------   ------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    1,739,011          43,834         77,030
NET INCREASE(DECREASE)  FROM POLICYOWNER TRANSACTIONS                             2,403,523        (183,059)       (18,448)
                                                                                 ------------  --------------   ------------
TOTAL INCREASE(DECREASE) IN NET ASSETS                                            4,142,534        (139,225)        58,582
                                                                                 -----------   --------------   ------------
NET ASSETS AT JANUARY 1, 1999                                                     4,476,793         333,388        168,102
                                                                                 -----------   --------------   ------------
NET ASSETS AT DECEMBER 31, 1999                                               $   8,619,327    $    194,163    $   226,684
                                                                                 ===========   ==============   ============
                                                                                 ===========   ==============   ============










The accompanying notes are an integral part of these financial statements.


                                     F-I-11







                                                                                                STRONG
                  NEUBERGER BERMAN                              STRONG VARIABLE              OPPORTUNITY
             ADVISERS MANAGEMENT TRUST                       INSURANCE FUNDS, INC.          FUND II, INC.
-----------------------------------------------------   ---------------------------------   ---------------
                       LIMITED
                      MATURITY                          INTERNATIONAL
    PARTNERS            BOND          LIQUID ASSETS         STOCK             GROWTH         OPPORTUNITY
-----------------  ----------------  ----------------   ---------------   ---------------   ---------------
$           462    $       19,635    $      113,659     $     (2,519)     $    (10,154)     $     (4,880)
        127,560             -----             -----            -----            58,557           115,292
       (141,414)              980             -----         (113,177)         (390,760)          (89,578)
-----------------  ----------------  ----------------   ---------------   ---------------   ---------------
        (13,392)           20,615           113,659         (115,696)         (342,357)           20,834
       (297,497)          (10,458)        1,133,900          (47,452)          301,462           151,960
-----------------  ----------------  ----------------   ---------------   ---------------   ---------------
       (310,889)           10,157         1,247,559         (163,148)          (40,895)          172,794
-----------------  ----------------  ----------------   ---------------   ---------------   ---------------
        924,752           346,250         2,148,442          324,273           761,728           716,127
-----------------  ----------------  ----------------   ---------------   ---------------   ---------------
$       613,863    $      356,407    $    3,396,001     $    161,125      $    720,833      $    888,921
=================  ================  ================   ===============   ===============   ===============



$         6,001    $       62,255    $       27,547     $       (915)    $      (3,708)     $     (4,758)
         23,641             -----             -----             ----               590            66,251
         50,876           (55,575)             ----          147,900           356,797           133,584
-----------------  ----------------  ----------------   ---------------   ---------------   ---------------
         80,518             6,680            27,547          146,985           353,679           195,077
       (260,255)         (842,763)        1,619,293           51,106           188,118           (29,658)
-----------------  ----------------  ----------------   ---------------   ---------------   ---------------
       (179,737)         (836,083)        1,646,840          198,091           541,797           165,419
-----------------  ----------------  ----------------   ---------------   ---------------   ---------------
      1,104,489         1,182,333           501,602          126,182           219,931           550,708
-----------------  ----------------  ----------------   ---------------   ---------------   ---------------
$       924,752    $      346,250     $   2,148,442     $    324,273      $    761,728       $   716,127
=================  ================  ================   ===============   ===============   ===============






                                     F-I-12

                                        AMERITAS LIFE INSURANCE CORP.
                                            SEPARATE ACCOUNT LLVA
                                      STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEARS ENDED DECEMBER 31, 2000, AND 1999



                                                                          BERGER INSTITUTIONAL PRODUCTS TRUST
                                                                        ---------------------------------------

                                                                                                  SMALL
                                                                                                 COMPANY
                                2000                                        GROWTH               GROWTH
                                                                        ----------------   --------------------
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net Investment income(loss)                                           $       (3,251)    $           (4,375)
  Net realized gain distributions                                                5,306                 12,770
  Net change in unrealized appreciation(depreciation)                         (140,218)              (288,977)
                                                                        ----------------   --------------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                (138,163)              (280,582)
NET INCREASE(DECREASE)  FROM POLICYOWNER TRANSACTIONS                         (105,310)               974,499
                                                                        ----------------   --------------------
TOTAL INCREASE(DECREASE) IN NET ASSETS                                        (243,473)               693,917
                                                                        ----------------   --------------------
NET ASSETS AT JANUARY 1, 2000                                                  401,478                121,189
                                                                        ----------------   --------------------
NET ASSETS AT DECEMBER 31, 2000                                         $      158,005     $          815,106
                                                                        ================   ====================

                                1999
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net Investment income(loss)                                          $        (2,020)   $              (621)
  Net realized gain distributions                                                 ----                  -----
  Net change in unrealized appreciation(depreciation)                          125,813                 65,784
                                                                        ----------------   --------------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 123,793                 65,163
NET INCREASE(DECREASE)  FROM POLICYOWNER TRANSACTIONS                           78,530                (34,877)
                                                                        ----------------   --------------------
TOTAL INCREASE(DECREASE) IN NET ASSETS                                         202,323                 30,286
NET ASSETS AT JANUARY 1, 1999                                                  199,155                 90,903
                                                                        ----------------   --------------------
NET ASSETS AT DECEMBER 31, 1999                                         $      401,478    $           121,189
                                                                        ================   ====================



(1)   Commenced business 11/01/99                                       (5)   Commenced business 01/10/00
(2)   Commenced business 08/25/99                                       (6)   Commenced business 08/11/00
(3)   Commenced business 08/16/99                                       (7)   Commenced business 06/01/00
(4)   Commenced business 07/20/99


The accompanying notes are an integral part of these financial statements.



                                     F-I-13





                                   RYDEX VARIABLE TRUST                                         DEUTSHE ASSET MANAGEMENT
--------------------------------------------------------------------------------------------  ------------------------------
                                                                     US
                                   PRECIOUS                      GOVERNMENT                    SMALL CAP      EAFE EQUITY
   NOVA (1)         OTC (2)       METALS (3)     URSA (1)         BOND (4)        JUNO (5)     INDEX (6)       INDEX (7)
---------------  --------------  -------------  ------------   ----------------  -----------  -------------  ---------------
$        (752)   $     (8,912)   $      (451)   $      115     $        1,584    $    (59)    $       (2)    $       (432)
       24,144          53,755          -----         -----              -----       -----             17            1,625
     (185,045)       (725,452)        (9,303)       45,244             12,206      (4,428)           257          (14,375)
---------------  --------------  -------------  ------------   ----------------  -----------  -------------  ---------------
     (161,653)       (680,609)        (9,754)       45,359             13,790      (4,487)           272          (13,182)
      208,968        (549,708)       199,849       (25,571)           225,041       4,487          2,981          110,620
---------------  --------------  -------------  ------------   ----------------  -----------  -------------  ---------------
       47,315      (1,230,317)       190,095        19,788            238,831       -----          3,253           97,438
      467,098       1,941,493         39,839         5,811              -----       -----          -----            -----
---------------  --------------  -------------  ------------   ----------------  -----------  -------------  ---------------
 $    514,413    $    711,176    $   229,934    $   25,599     $      238,831    $  -----     $    3,253     $     97,438
===============  ==============  =============  ============   ================  ===========  =============  ===============



$        (619)   $     (2,138)   $      (104)   $       (8)    $          598    $  -----     $    -----     $      -----
        -----           1,440          1,487         -----              -----       -----          -----            -----
       52,356         552,812         17,581         1,371             (6,071)      -----          -----            -----
---------------  --------------  -------------  ------------   ----------------  -----------  -------------  ---------------
       51,737         552,114         18,964         1,363             (5,473)       ----          -----            -----
      415,361       1,389,379         20,875         4,448              5,473       -----          -----            -----
---------------  --------------  -------------  ------------   ----------------  -----------  -------------  ---------------
      467,098       1,941,493         39,839         5,811              -----       -----          -----            -----
        -----           -----          -----         -----              -----       -----          -----            -----
---------------  --------------  -------------  ------------   ----------------  -----------  -------------  ---------------
$     467,098    $  1,941,493    $    39,839    $    5,811     $        -----    $  -----     $    -----     $      -----
===============  ==============  =============  ============   ================  ===========  =============  ===============




                                     F-I-14

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2000, AND 1999



                                                                               CALVERT VARIABLE SERIES, INC.
                                                                       ----------------------------------------------
                                                                                       INTERNATIONAL
                                2000                                   BALANCED (1)     EQUITY (2)      MID CAP (3)
                                ----
                                                                       -------------  ----------------  -------------
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net Investment income(loss)                                          $        185   $            (2)  $      -----
  Net realized gain distributions                                               446               266          -----
  Net change in unrealized appreciation(depreciation)                        (2,453)             (100)            49
                                                                       -------------  ----------------  -------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               (1,822)              164             49
NET INCREASE(DECREASE)  FROM POLICYOWNER TRANSACTIONS                        16,506             2,953            (49)
                                                                       -------------  ----------------  -------------
TOTAL INCREASE(DECREASE) IN NET ASSETS                                       14,684             3,117          -----
                                                                       -------------  ----------------  -------------
NET ASSETS AT JANUARY 1, 2000                                                 -----             -----          -----
                                                                       -------------  ----------------  -------------
NET ASSETS AT DECEMBER 31, 2000                                        $     14,684   $         3,117 $        -----
                                                                       =============  ================  =============
                                                                       =============  ================  =============


                                1999
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net Investment income(loss)                                          $      -----   $         -----   $      -----
  Net realized gain distributions                                             -----             -----          -----
                                                                       -------------  ----------------  -------------
  Net change in unrealized appreciation(depreciation)                         -----             -----          -----
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                -----             -----          -----
                                                                       -------------  ----------------  -------------
NET INCREASE(DECREASE)  FROM POLICYOWNER TRANSACTIONS                         -----             -----          -----
                                                                       -------------  ----------------  -------------
TOTAL INCREASE(DECREASE) IN NET ASSETS                                        -----             -----          -----
                                                                       -------------  ----------------  -------------
NET ASSETS AT JANUARY 1, 1999                                          $      -----   $         -----   $      -----
NET ASSETS AT DECEMBER 31, 1999                                               -----             -----          -----
                                                                       =============  ================  =============



(1)  Commenced business 06/20/00                     (6)  Commenced business 06/02/00
(2)  Commenced business 07/31/00                     (7)  Commenced business 12/11/00
(3)  Commenced business 08/28/00                     (8)  Commenced business 05/30/00
(4)  Commenced business 05/23/00                     (9)  Commenced business 07/27/00
(5)  Commenced business 12/21/00                     (10) Commenced business 07/10/00

The accompanying notes are an integral part of these financial statements.



                                     F-I-15





        CALVERT VARIABLE SERIES, INC. AMERITAS PORTFOLIOS                     FIDELITY VARIABLE INSURANCE PRODUCTS
------------------------------------------------------------------- ---------------------------------------------------------
                                                                                                  INVESTMENT
                GROWTH WITH      INDEX                    SMALL     CONTRAFUND    HIGH INCOME     GRADE BOND       MID CAP
   GROWTH (4)    INCOME (5)     500 (6)    MIDCAP (1)     CAP (7)   S-CLASS (8)   S-CLASS (9)     I-CLASS (1)      S-CLASS (10)
   -----------  -------------  ----------  -----------  ----------- ------------  -------------  --------------  ------------
   $      (7)    $       23   $     809    $    (303)   $      (1)  $     (138)   $        (1)   $        (83)   $        1
       -----             18       4,295        2,457        -----        -----          -----           -----         -----
        (375)           400     (46,864)     (11,547)      (1,202)      (2,558)           (65)          1,492        (1,546)
   -----------  -------------  ----------  -----------  ----------- ------------  -------------  --------------  ------------
        (382)           441     (41,760)      (9,393)      (1,203)      (2,696)           (66)          1,409        (1,545)
       9,594         12,022     396,982      105,033        1,203       29,538             66          14,963       204,217
   -----------  -------------  ----------  -----------  ----------- ------------  -------------  --------------  ------------
       9,212         12,463     355,222       95,640        -----       26,842          -----          16,372       202,672
       -----          -----       -----        -----        -----        -----          -----           -----         -----
   -----------  -------------  ----------  -----------  ----------- ------------  -------------  --------------  ------------
   $   9,212    $    12,463   $ 355,222    $  95,640    $   -----   $   26,842    $     -----    $     16,372    $  202,672
   ===========  =============  ==========  ===========  =========== ============  =============  ==============  ============



   $   -----    $     -----   $   -----   $    -----   $    -----    $    ----    $     -----    $      -----    $    -----
       -----          -----       -----        -----        -----        -----          -----           -----         -----
       -----          -----       -----        -----        -----        -----          -----           -----         -----
   -----------  -------------  ----------  -----------  -----------  -----------  -------------  --------------  ---------------
       -----          -----       -----        -----        -----        -----          -----           -----         -----
       -----          -----       -----        -----        -----        -----          -----           -----         -----
   -----------  -------------  ----------  -----------  -----------  -----------  -------------  --------------  ---------------
       -----          -----       -----        -----        -----        -----          -----           -----         -----
   -----------  -------------  ----------  -----------  -----------  -----------  -------------  --------------  ---------------
       -----          -----       -----        -----        -----        -----          -----           -----         -----
   -----------  -------------  ----------  -----------  -----------  -----------  -------------  --------------  ---------------
   $   -----    $     -----   $   -----    $   -----    $   -----    $   -----    $     -----    $      -----    $    -----
   ===========  =============  ==========  ===========  ===========  ===========  =============  ==============  ===============




                                     F-I-16

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                          NOTES TO FINANCIAL STATEMENT



1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Ameritas Life Insurance Corp. Separate Account LLVA (the Account) was established under Nebraska Law on October 26,1995. The assets of the Account are held by Ameritas Life Insurance Corp. (ALIC) and are segregated from all of ALIC's other assets.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. At December 31, 2000 there are twenty-nine subaccounts within the Account. Five of the subaccounts invest only in a corresponding Portfolio of Neuberger Berman Advisers Management Trust which is a diversified open-end management investment company managed by Neuberger Berman Management Incorporated. Two of the subaccounts invest only in a corresponding Portfolio of Strong Variable Insurance Funds, Inc. and one subaccount invests only in a corresponding Portfolio of Strong Opportunity Fund II, Inc. Both funds are diversified open-end management investment companies and are managed by Strong Capital Management, Inc. Two of the subaccounts invest only in a corresponding Portfolio of Berger Institutional Products Trust which is a diversified open-end management investment company managed by Berger Associates. Five of the subaccounts invest only is a corresponding Portfolio of Rydex Variable Trust which is a diversified open-end management investment company managed by PADCO Advisors II, Inc. Two subaccounts invest only in a corresponding Portfolio of Deutshe Asset Management which is a diversified open-end management investment company managed by Bankers Trust Company. Three subaccounts invest only in a corresponding Portfolio of Calvert Variable Series, Inc. which is a diversified open-end management investment company managed by Calvert Asset Management Company, Inc. (see Note 3). Five subaccounts invest only in a corresponding Portfolio of Calvert Variable Series, Inc. Ameritas Portfolios which is a diversified open-end management investment company managed by Ameritas Investment Corp. (see Note 3). Four subaccounts invest only in a corresponding Portfolio of Fidelity Variable Insurance Products which is a diversified open-end management investment company managed by Fidelity Management and Research Company. Each Portfolio pays the manager a monthly fee for managing its investments and business affairs.

On March 29, 2000 Rydex Variable Trust closed the Juno fund. This portfolio is no longer available as an option.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS
The assets of the Account are carried at the net asset value of the underlying Portfolios. The value of the policyowners' units corresponds to the Account's investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

FEDERAL AND STATE TAXES
The operations of the Account are included in the federal income tax return of ALIC, which is taxed as a life insurance company under the Internal Revenue Code. ALIC has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Currently, ALIC does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

2.   POLICYOWNER CHARGES
ALIC charges the account for mortality and expense risks assumed. A daily charge is made on the average daily value of the net assets representing equity of policyowners held in each subaccount per each product's current policy provisions. Additional charges are made at intervals and in amounts per each product's current policy provisions. These charges are prorated against the balance in each investment option of the policyowner, including the Fixed Account option which is not reflected in this separate account.

3.  RELATED PARTIES
During October 1999, Ameritas Variable Life Insurance Company, a subsidiary of ALIC, established a variable insurance trust (VIT) which contains the Ameritas Portfolios. The Ameritas Portfolios are managed by Ameritas Investment Corp., a subsidiary of ALIC. During the year ended December 31, 2000, the Account incurred advisory fees of approximately $1,212, payable to Ameritas Investment Corp. Other affiliates of ALIC also provided sub-advisory and administrative services to the Ameritas Portfolios during 2000 of approximately $138.

Calvert Asset Management Company, Inc., an affiliate of ALIC, serves as an investment advisor to the Calvert Variable Series, Inc. Social Balanced, Social International Equity, and Social Mid Cap Growth Portfolios.




                                     F-I-17

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                          NOTES TO FINANCIAL STATEMENTS






4.  SHARES OWNED
The Account invests in shares of mutual funds. Share activity and total shares owned are as follows:


                                                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
                                     --------------------------------------------------------------------------
                                                                                  LIMITED
                                                                                 MATURITY
                                      BALANCED       GROWTH       PARTNERS         BOND         LIQUID ASSETS
                                     ------------  -----------  -------------  --------------  ----------------

Shares owned at January 1, 2000        9,294.566    6,082.216     47,085.126      26,151.811     2,148,442.540
Shares acquired                        8,065.205    6,141.626     24,407.070      16,251.416    33,683,956.500
Shares disposed of                     7,529.732    3,303.739     33,529.158      15,382.221    32,436,397.410
                                     ------------  -----------  -------------  --------------  ----------------
Shares owned at December 31, 2000      9,830.039    8,920.103     37,963.038      27,021.006     3,396,001.630
                                     ============  ===========  =============  ==============  ================



Shares owned at January 1, 1999       20,403.196    6,394.129     58,345.968      85,552.309       501,601.800
Shares acquired                       11,092.570    7,414.546     18,749.760      37,315.834     8,918,932.430
Shares disposed of                    22,201.200    7,726.459     30,010.602      96,716.332     7,272,091.690
                                     ------------  -----------  -------------  --------------  ----------------
Shares owned at December 31, 1999      9,294.566    6,082.216     47,085.126      26,151.811     2,148,442.540
                                     ============  ===========  =============  ==============  ================



(1)   Commenced business 11/01/99
(2)   Commenced business 08/25/99




                                     F-I-18







                                    STRONG
       STRONG VARIABLE            OPPORTUNITY       BERGER INSTITUTIONAL
    INSURANCE FUNDS, INC.        FUND II, INC.         PRODUCTS TRUST                RYDEX VARIABLE TRUST
-------------------------------  --------------  ----------------------------  -------------------------------
INTERNATIONAL                                                      SMALL
    STOCK           GROWTH        OPPORTUNITY       GROWTH        COMPANY         NOVA (1)         OTC (2)
---------------  --------------  --------------  -------------  -------------  ---------------  --------------
    19,808.985      25,081.593      27,553.944     20,888.554      5,154.773       25,153.351      50,402.216
   504,797.243      96,831.837      26,611.793     53,433.337     70,457.703      576,272.214      87,955.716
   508,330.930      91,447.127      17,034.549     64,008.344     37,893.544      564,390.818     107,206.916
---------------  --------------  --------------  -------------  -------------  ---------------  --------------
    16,275.298      30,466.303      37,131.188     10,313.547     37,718.932       37,034.747      31,151.016
===============  ==============  ==============  =============  =============  ===============  ==============



    14,371.502      13,728.553      25,354.875     15,450.336      7,402.572             ----            ----
    27,156.996      20,587.953      18,843.245     27,535.173      4,621.412      159,527.784      67,757.247
    21,719.513       9,234.913      16,644.176     22,096.955      6,869.211      134,374.433      17,355.031
---------------  --------------  --------------  -------------  -------------  ---------------  --------------
    19,808.985      25,081.593      27,553.944     20,888.554      5,154.773       25,153.351      50,402.216
===============  ==============  ==============  =============  =============  ===============  ==============




                                     F-I-19

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                          NOTES TO FINANCIAL STATEMENTS






4.  SHARES OWNED (CONTINUED)
The Account invests in shares of mutual funds. Share activity and total shares owned are as follows:


                                                                    RYDEX VARIABLE TRUST
                                         ----------------------------------------------------------------------------
                                                                                        US
                                             PRECIOUS                               GOVERNMENT
                                            METALS (1)            URSA (2)           BOND (3)           JUNO (4)
                                         ------------------  ------------------- ------------------  ----------------

Shares owned at January 1, 2000                  7,336.787            1,086.098               ----              ----
Shares acquired                                 71,322.095          866,289.850         57,928.929        15,127.724
Shares disposed of                              25,310.187          863,172.583         37,689.092        15,127.724
                                         ------------------  ------------------- ------------------  ----------------
Shares owned at December 31, 2000               53,348.695            4,203.365         20,239.837              ----
                                         ==================  =================== ==================  ================



Shares owned at January 1, 1999                       ----                 ----               ----              ----
Shares acquired                                 34,040.249           40,249.504         12,021.304              ----
Shares disposed of                              26,703.462           39,163.406         12,021.304              ----
                                         ------------------  ------------------- ------------------  ----------------
Shares owned at December 31, 1999                7,336.787            1,086.098               ----              ----
                                         ==================  =================== ==================  ================



(1)   Commenced business 08/16/99        (5)   Commenced business 08/11/00
(2)   Commenced business 11/01/99        (6)   Commenced business 06/01/00
(3)   Commenced business 07/20/99        (7)  Commenced business 06/20/00
(4)   Commenced business 01/10/00        (8)  Commenced business 07/31/00
                         (9) Commenced business 08/28/00




                                     F-I-20






        DEUTSHE ASSET MANAGEMENT                         CALVERT VARIABLE SERIES,INC.
-----------------------------------------  ----------------------------------------------------------
    SMALL CAP            EAFE EQUITY                             INTERNATIONAL
    INDEX (5)             INDEX (6)          BALANCED (7)         EQUITY (8)           MID CAP (9)
-------------------   -------------------  -----------------   ------------------    ----------------
              ----                  ----               ----                 ----                ----
         2,685.065            29,170.240         61,404.928            2,012.752              90.461
         2,392.016            20,423.598         54,070.333            1,851.792              90.461
-------------------   -------------------  -----------------   ------------------    ----------------
           293.049             8,746.642          7,334.595              160.960                ----
===================   ===================  =================   ==================    ================



              ----                  ----               ----                 ----                ----
              ----                  ----               ----                 ----                ----
              ----                  ----               ----                 ----                ----
-------------------   -------------------  -----------------   ------------------    ----------------
              ----                  ----               ----                 ----                ----
===================   ===================  =================   ==================    ================








                                     F-I-21

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                          NOTES TO FINANCIAL STATEMENTS






4.  SHARES OWNED (CONTINUED)
          The Account invests in shares of mutual funds. Share activity and total shares owned are as follows:


                                                 CALVERT VARIABLE SERIES, INC. AMERITAS PORTFOLIOS
                                     ---------------------------------------------------------------------------


                                                     GROWTH WITH      INDEX
                                      GROWTH (1)      INCOME (2)     500 (3)        MIDCAP (4)   SMALL CAP (5)
                                     -------------   ------------- -------------   ------------- ---------------
Shares owned at January 1, 2000              ----            ----          ----            ----            ----
Shares acquired                           666.875         591.346     3,605.284       4,907.405         190.830
Shares disposed of                        498.944           0.096     1,215.799       2,140.071         190.830
                                     -------------   ------------- -------------   ------------- ---------------
Shares owned at December 31,              167.931         591.250     2,389.485       2,767.334            ----
2000
                                     =============   ============= =============   ============= ===============



Shares owned at January 1, 1999              ----            ----          ----            ----            ----
Shares acquired                              ----            ----          ----            ----            ----
Shares disposed of                           ----            ----          ----            ----            ----
                                     -------------   ------------- -------------   ------------- ---------------
Shares owned at December 31,                 ----            ----          ----            ----            ----
1999
                                     =============   ============= =============   ============= ===============

(1)  Commenced business 05/23/00     (5)  Commenced business 12/11/00
(2)  Commenced business 12/21/00     (6)  Commenced business 05/30/00
(3)  Commenced business 06/02/00     (7)  Commenced business 07/27/00
(4)  Commenced business 06/20/00     (8)  Commenced business 07/10/00





                                     F-I-22







                 FIDELITY VARIABLE INSURANCE PRODUCTS
    --------------------------------------------------------------

                                     INVESTMENT
     CONTRAFUND     HIGH INCOME      GRADE BOND        MID CAP
    S-CLASS (6)     S-CLASS (7)      I-CLASS (4)     S-CLASS (8)
    -------------   -------------   --------------   -------------
            ----            ----             ----            ----
       2,339.030       1,932.512       14,330.333      33,239.146
       1,205.030       1,932.512       13,029.964      23,215.744
    -------------   -------------   --------------    -------------
       1,134.000            ----        1,300.369      10,023.402
    =============   =============   ==============    ==============



            ----            ----             ----            ----
            ----            ----             ----            ----
            ----            ----             ----            ----
    -------------   -------------   --------------     -------------
            ----            ----             ----            ----
    =============   =============   ==============     =============



                                     F-I-23

                          AMERITAS LIFE INSURANCE CORP.
                           CONSOLIDATED BALANCE SHEETS
                        (IN THOUSANDS, EXCEPT SHARE DATA)





                                                                                               DECEMBER 31
                                                                                               DECEMBER 31,
                                                                                   ------------------------------------
                                                                                        2000                 1999
                                                                                   ---------------     ----------------
                                      ASSETS
Investments:

 Fixed maturity securities held to maturity (fair value $569,082 - 2000,
       $582,445  - 1999)                                                           $       562,978     $        590,661
 Fixed maturity securities available for sale (amortized cost $445,509 - 2000,
       $373,762 - 1999)                                                                    443,211              364,388
 Redeemable preferred stock - affiliate                                                     25,000               25,000
 Equity securities (cost $81,308 - 2000, $70,421 - 1999)                                   151,428              159,819
 Mortgage loans on real estate                                                             258,585              245,058
 Loans on insurance policies                                                                47,069               37,645

 Real estate, less accumulated depreciation ($14,562 - 2000, $13,083 - 1999)                26,257               25,319
 Other investments                                                                          53,281               47,416
 Short-term investments                                                                        292                  295
                                 Total investments                                       1,568,101            1,495,601
                                                                                   ---------------     ----------------
Cash and cash equivalents                                                                   67,036               47,538
Accrued investment income                                                                   20,589               19,025
Deferred policy acquisition costs                                                          212,608              207,117
Property and equipment, less accumulated depreciation ($33,539 - 2000,
        $31,001 - 1999)                                                                     23,658               23,829
Reinsurance receivable - affiliate                                                          10,795               35,921

Current income taxes                                                                         3,402                    -

Other assets                                                                                23,348               22,339
Closed block assets                                                                        302,991              308,490
Separate accounts                                                                        2,684,880            2,728,169
                                       TOTAL                                       $     4,917,408     $      4,888,029
                                                                                   ===============     ================




     The accompanying notes to the consolidated financial statements are an integral part of these statements.

                                     F-II-2

                                           AMERITAS LIFE INSURANCE CORP.
                                            CONSOLIDATED BALANCE SHEETS
                                         (IN THOUSANDS, EXCEPT SHARE DATA)




                                                                                            DECEMBER 31

                                                                               --------------------------------------
                                                                                     2000                  1999
                                                                               -----------------     ----------------
                    LIABILITIES AND STOCKHOLDER'S EQUITY
Policy and contract reserves                                                   $         101,436     $        106,097
Policy and contract claims                                                                33,714               30,091
Accumulated contract values                                                              959,148              965,246
Unearned policy charges                                                                   10,589               11,343
Unearned reinsurance ceded allowance                                                       1,720                1,768

Income taxes:
     Current                                                                                   -                7,660
     Deferred                                                                             48,889               52,690
Note payable - affiliate                                                                   5,100                    -
Other liabilities                                                                         69,328               45,757
Closed block liabilities                                                                 327,564              334,769
Separate accounts                                                                      2,684,880            2,728,169
                              Total Liabilities                                        4,242,368            4,283,590
                                                                               -----------------     ----------------

COMMITMENTS AND CONTINGENCIES

Minority interest in subsidiary                                                           32,950               29,519

Common stock, par value $0.10 per share, 25,000,000 shares
     authorized, issued and outstanding                                                    2,500                2,500
Additional paid-in capital                                                                 5,000                5,000
Retained earnings                                                                        589,966              512,575
Accumulated other comprehensive income                                                    44,624               54,845
                                 Total Stockholder's Equity                              642,090              574,920


                                                                               -----------------     ----------------
                                                          Total                $       4,917,408     $      4,888,029
                                                                               =================     ================






The accompanying notes to the consolidated financial statements are an integral part of these statements.

                                     F-II-3

                                           AMERITAS LIFE INSURANCE CORP.
                                       CONSOLIDATED STATEMENTS OF OPERATIONS
                                                  (IN THOUSANDS)
                                                  -------------





                                                                                   YEARS ENDED DECEMBER 31
                                                                    ------------------------------------------------------
                                                                         2000               1999                1998
                                                                    ---------------     -------------     ----------------
INCOME:
Insurance Revenues:
  Premiums
    Life Insurance                                                  $        12,807     $      15,181     $         21,159
    Accident and health insurance                                           282,056           270,263              256,742
 Contract charges                                                            89,210            77,877               68,145
 Reinsurance, net                                                            (1,744)             (572)              19,930
 Reinsurance, ceded allowance                                                 5,166             3,986                3,667
Investment revenues:
  Investment income, net                                                    128,387           120,265              130,102
  Realized gains, net                                                        14,597            10,913               14,288
Broker/Dealer revenues                                                       30,097            17,996               12,978
Other                                                                        13,391            12,955               10,033
Gain/(loss) in closed block                                                   3,053             2,751                 (105)
                                                                    ---------------     -------------     ----------------
                                                                            577,020           531,615              536,939
                                                                    ---------------     -------------     ----------------

BENEFITS AND EXPENSES:

Policy benefits:
  Death benefits                                                             13,417            14,642               19,879
  Surrender benefits                                                            133               137                6,730
  Accident and health benefits                                              197,941           190,452              200,405
  Interest credited                                                          55,568            62,939               68,698
 Change in policy and contract reserves                                      (4,364)            6,290               (2,570)
  Other                                                                      13,361            12,815               21,920
Sales and operating expenses                                                146,457           137,830              126,199
Amortization of deferred policy acquisition costs                            34,312            17,329               18,584
                                                                    ---------------     -------------     -----------------
                                                                            456,825           442,434              459,845
                                                                    ---------------     -------------     ----------------
Income before income taxes and minority interest in
      earnings of subsidiary                                                120,195            89,181               77,094
Income taxes - current                                                       38,283            32,130               27,229
Income taxes - deferred                                                       1,349               923                  157
                                                                    ---------------     -------------     -----------------
  Total income taxes                                                         39,632            33,053               27,386
                                                                    ---------------     -------------     ----------------

Income before minority interest in earnings of subsidiary                    80,563            56,128               49,708

Minority interest in earnings of subsidiary                                  (3,172)           (2,618)              (2,940)
                                                                    ---------------     -------------     ----------------

NET INCOME                                                          $        77,391     $      53,510     $         46,768
                                                                    ===============     =============     ================


THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

                                     F-II-4

                          AMERITAS LIFE INSURANCE CORP.
                 CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
                                 (IN THOUSANDS)




                                                                                 YEARS ENDED DECEMBER 31
                                                                       --------------------------------------------
                                                                            2000           1999           1998
                                                                       --------------  ------------  --------------

Net Income                                                             $       77,391  $     53,510  $       46,768
Other comprehensive income (loss), net of tax:
  Unrealized gains on securities:
    Unrealized holding gain arising during period (net of
    deferred tax expense of $326 - 2000, $2,664 - 1999, and
    $6,913 - 1998)                                                                102         6,155          12,646
  Reclassification adjustment for gains included in
    net income (net of deferred tax expense of $5,418 - 2000,
    $1,659 - 1999, and $1,635 - 1998)                                         (10,064)       (3,082)         (3,036)
  Minority interest                                                              (259)          621             (99)
                                                                      ---------------  ------------  --------------
 Other comprehensive income (loss)                                            (10,221)        3,694           9,511
                                                                       --------------  ------------  --------------

Comprehensive income                                                   $       67,170  $     57,204  $       56,279
                                                                       ==============  ============  ==============







The accompanying notes to the consolidated financial statements are an integral part of these statements.

                                     F-II-5

                          AMERITAS LIFE INSURANCE CORP.
                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                                 (IN THOUSANDS)





                                                                                                   Accumulated
                                                               Additional                             Other                Total
                                       Common Stock             Paid - In        Retained        Comprehensive        Stockholder's
                                   Shares        Amount          Capital         Earnings           Income                Equity
                                 ----------    -----------    -------------    ------------    -------------------    -------------
BALANCE, January 1, 1998                  -    $         -    $           -    $    419,797    $            41,640    $    461,437

Issuance of common stock             25,000          2,500            5,000         (7,500)                      -               -

Net unrealized investment                 -              -                -               -                  9,610           9,610
gains, net

Minority interest in net
unrealized
    investment activity, net              -              -                -               -                    (99)            (99)

Net income                                -              -                -          46,768                      -          46,768

BALANCE, December 31,                25,000          2,500            5,000         459,065                 51,151         517,716
1998
                                 ----------    -----------    -------------    ------------    -------------------    -------------

Net unrealized investment                 -              -                -               -                  3,073           3,073
gains, net

Minority interest in net
unrealized
    investment activity, net              -              -                -               -                    621             621

Net income                                -              -                -          53,510                      -          53,510

BALANCE, December 31,                25,000          2,500            5,000         512,575                 54,845         574,920
1999
                                 ----------    -----------    -------------    ------------    -------------------    -------------

Net unrealized investment                 -              -                -               -                 (9,962)         (9,962)
losses, net

Minority interest in net
unrealized
    investment activity, net              -              -                -               -                   (259)           (259)

Net income                                -              -                -          77,391                      -          77,391

BALANCE, December 31, 2000           25,000    $     2,500    $       5,000    $    589,966    $            44,624    $    642,090

                                 ==========    ===========    =============    ============    ===================    =============









     The accompanying notes to the consolidated financial statements are an integral part of these statements.

                                     F-II-6

                          AMERITAS LIFE INSURANCE CORP.
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                                 (IN THOUSANDS)




                                                                                      YEARS ENDED DECEMBER 31
                                                                         -------------------------------------------------
                                                                              2000             1999              1998
                                                                         --------------    -------------     -------------
OPERATING ACTIVITIES
  Net Income                                                             $       77,391    $      53,510     $      46,768
  Adjustments to reconcile net income to net cash
     from operating activities:
          Depreciation and amortization                                           6,120            5,899             5,717
          Amortization of deferred policy acquisition costs                      35,201           18,544            19,090
          Policy acquisition costs deferred                                     (42,262)         (45,600)          (40,349)
          Interest credited to contract values                                   58,299           65,577            69,487
          Amortization of discounts or premiums                                    (772)          (3,615)           (4,611)
          Net realized gains on investment transactions                         (14,663)         (11,554)          (14,288)
         Deferred income taxes                                                    1,349              923               157
         Minority interest in earnings of subsidiary                              3,172            2,618             2,940
         Change in assets and liabilities:
            Accrued investment income                                            (1,719)           1,057              (455)
            Reinsurance receivable - affiliate                                   25,126                -                 -
            Other assets                                                         (1,719)          (2,869)           (6,544)
            Policy and contract reserves                                         (7,516)           3,187            (2,798)
            Policy and contract claims                                            3,574              441             3,992
            Unearned policy charges                                                (754)            (817)           (1,017)
            Unearned reinsurance ceded allowance                                    (48)             288              (283)
            Current income taxes                                                (11,071)             950             5,422
            Dividends payable to policyowners                                       (79)             (96)              479
            Other liabilities                                                    19,978            2,080             6,039
            Cash from closed block                                                1,637           (4,343)           (2,526)
                                                                          -------------    -------------     --------------
Net cash from operating activities                                              151,244           86,180            87,220
                                                                         --------------    -------------     -------------

INVESTING ACTIVITIES
Purchase of investments:
     Fixed maturity securities held to maturity                                 (32,416)         (57,469)          (62,244)
     Fixed maturity securities available for sale                              (125,055)         (92,268)         (137,319)
     Equity securities                                                          (48,761)         (34,982)          (21,944)
     Redeemable preferred stock - affiliate                                           -          (25,000)                -
     Mortgage loans on real estate                                              (52,467)         (80,702)          (68,518)
     Real estate                                                                 (2,814)          (1,218)             (998)
     Short-term investments                                                        (386)            (390)           (1,632)
     Other investments                                                          (14,223)         (30,695)          (16,343)
Proceeds from sale of investments:
     Fixed maturity securities available for sale                                 5,583            7,762            22,282
     Equity securities                                                           56,050           30,527            24,681
     Real estate                                                                    151           13,831            14,117
     Other investments                                                              789            1,162             4,166


     The accompanying notes to the consolidated financial statements are an integral part of these statements.

                                     F-II-7

                          AMERITAS LIFE INSURANCE CORP.
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                                 (IN THOUSANDS)




                                                                                      YEARS ENDED DECEMBER 31
                                                                         -------------------------------------------------
                                                                              2000             1999              1998
                                                                         --------------    -------------     -------------
INVESTING ACTIVITIES (CONTINUED):
---------------------------------
Proceeds from maturities or repayment of investments:
     Fixed maturity securities held to maturity                          $       62,933    $      61,486     $      84,662
     Fixed maturity securities available for sale                                42,254          127,068            60,503
     Mortgage loans on real estate                                               37,925           53,826            37,810
     Short-term investments                                                         400            1,445               958
     Other investments                                                            6,842           18,487             5,325
Purchase of property and equipment                                               (4,220)          (6,753)           (4,002)
Proceeds from sale of property and equipment                                        220               27                43
Net change in loans on insurance policies                                        (7,138)          (6,859)           (3,377)
Closed block investing activities                                                  (621)          (2,765)              178
                                                                         --------------    -------------     -------------
Net cash from investing activities                                              (74,954)         (23,480)          (61,652)
                                                                         --------------    -------------     -------------

FINANCING ACTIVITIES:
Note payable - affiliate                                                          5,100                -                 -
Net change in accumulated contract values                                       (64,927)         (96,953)          (30,380)
Closed block financing activities                                                 3,035            2,772               692
                                                                         --------------    -------------     --------------
Net cash from financing activities                                              (56,792)         (94,181)          (29,688)
                                                                         --------------    -------------     -------------

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                                 19,498          (31,481)           (4,120)

CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD                                 47,538           79,019            83,139
                                                                         --------------    -------------     -------------
CASH AND CASH EQUIVALENTS AT END OF PERIOD                               $       67,036    $      47,538     $      79,019
                                                                         ==============    =============     =============


SUPPLEMENTAL CASH FLOW INFORMATION:

     Cash paid for income taxes                                          $       49,168    $      30,992     $      21,936

NON-CASH ACTIVITIES:
      Issuance of common stock                                           $                 $                 $       7,500
      Assets transferred to closed block                                              -                -           307,754
      Liabilities transferred to closed block                                         -                -           332,223
      Assets transferred on block co-insurance                                        -           57,648                 -
      Accumulated contract values ceded in block co-insurance                         -           59,561                 -
      Release of deferred policy acquisition costs on block co-insurance              -            1,815                 -





     The accompanying notes to the consolidated financial statements are an integral part of these statements.


                                     F-II-8

                          AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)




1.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND NATURE OF OPERATIONS
Ameritas Life Insurance Corp. (Ameritas or the Company) is a wholly owned subsidiary of Ameritas Holding Company (AHC) which is a wholly owned subsidiary of Ameritas Acacia Mutual Holding Company (AAMHC).

In 1998, the Board of Directors of Ameritas Mutual Insurance Holding Company (AMIHC) and Acacia Mutual Holding Corporation (AMHC) approved and adopted a plan of merger under which the two would merge to form AAMHC. In addition, their two wholly owned subsidiaries, AHC and Acacia Financial Group, Ltd. (AFG), would merge to form Ameritas Holding Company. Public informational hearings on the proposed merger were held on November 20, 1998 with the Nebraska Insurance Director and on December 17, 1998 with the D.C. Insurance Commissioner. Following the commissioners' approval a special meeting with the eligible members of AMHC was held on December 22, 1998 and the members of AMIHC on December 29, 1998. With the members approval, the merger became effective January 1, 1999. The business combination was accounted for as a pooling of interests.

On September 13, 1997, the Board of Directors of Ameritas adopted the Plan which authorized the reorganization (Reorganization) of Ameritas into a mutual insurance holding company structure. The Nebraska Department of Insurance held a public hearing on the Reorganization on October 14, 1997 and approved the Plan on October 24, 1997. The policyowners of Ameritas approved the Plan on December 8, 1997 and the Reorganization became effective on January 1, 1998 (effective date).

Pursuant to the Reorganization, Ameritas (i) formed AMIHC as a mutual insurance holding company under the insurance laws of the State of Nebraska, (ii) formed AHC as an intermediate stock holding company under the general laws of the State of Nebraska, and (iii) amended and restated its Charter and Articles of Incorporation to authorize the issuance of capital stock and the continuance of its existence as a stock life insurance company under the same name. As of the effective date of the Reorganization, the membership interests and the contractual rights of the policyowners of Ameritas were separated - the membership interests automatically became, by operation of law, membership interests in AMIHC and the contractual rights remained in Ameritas. Each person who becomes the owner of a designated policy issued by Ameritas after the effective date of the Reorganization will become a member of AMIHC (now AAMHC), and have a membership interest in AAMHC so long as such policy remains in force. The membership interests in AAMHC follow, and are not severable, from the policy from which the membership interest in AAMHC is derived.

On the effective date, Ameritas issued 25 million of its authorized shares of capital stock to AMIHC. AMIHC then contributed all of these to AHC in exchange for 20 million shares of its common stock. As a result, AHC directly owns Ameritas, and AMIHC (now AAMHC), indirectly owns Ameritas, through AHC. The reorganization was accounted for at historical cost in a manner similar to a pooling of interests.

Ameritas' insurance operations consist of life and health insurance and annuity and pension contracts. Ameritas and its subsidiaries operate in all 50 states and the District of Columbia. Wholly owned insurance subsidiaries include First Ameritas Life Insurance Corp. Of New York and Pathmark Assurance Company. Ameritas is also a 66% owner of AMAL Corporation, which owns 100% of Ameritas Variable Life Insurance Company (AVLIC) and Ameritas Investment Corp., a broker/dealer. In addition to the subsidiaries noted above, Ameritas conducts other diversified financial-service-related operations through the following wholly owned subsidiaries: Veritas Corp., a marketing organization for low-load insurance products; Ameritas Investment Advisors, Inc., an advisor providing investment management services; and Ameritas Managed Dental Plan, Inc., a prepaid dental organization.



                                     F-II-9

                          AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)

 .




1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
-------------------------------------------------------------------------------

CLOSED BLOCK
Effective October 1, 1998 (the Effective Date) Ameritas formed a closed block (the Closed Block) of policies, under an arrangement approved by the Insurance Department of the State of Nebraska, to provide for dividends on policies that were in force on the Effective Date and which were within the classes of individual policies for which Ameritas had a dividend scale in effect at the Effective Date. The Closed Block was designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies including maintaining dividend scales in effect at the Effective Date, if the experience underlying such scales continues. The assets, including revenue thereon, will accrue solely to the benefit of the owners of policies included in the block until the block is no longer in effect.

The financial results of the Closed Block, while prepared on the basis of generally accepted accounting principles, reflect the provisions of the approved arrangement and not the actual results of operations and financial position. The arrangement provides for the level of expenses charged to the Closed Block, actual expenses related to the Closed Block operations are charged outside of the Closed Block; therefore the contribution or loss from the Closed Block does not represent the actual operations of the Closed Block.

Summarized financial information of the Closed Block as of December 31, 2000 and 1999, and for the years ended December 31, 2000 and 1999 and for the period from October 1, 1998 to December 31, 1998, is as follows:


                                                                                                     DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------
                                                                                               2000             1999
--------------------------------------------------------------------------------------------------------------------------
   Assets:
      Fixed maturity securities held to maturity (fair value $139,970-2000;               $       138,401  $       139,517
      $136,940-1999)
      Fixed maturity securities available for sale (amortized cost $59,481-                        57,443           56,443
      2000; $58,087-1999)
      Mortgage loans on real estate                                                                44,316           42,949
      Loans on insurance policies                                                                  40,943           43,229
      Cash and cash equivalents                                                                     1,941            5,992
      Accrued investment income                                                                     5,714            5,559
      Deferred policy acquisition costs                                                            10,262           11,149
      Other assets                                                                                  3,971            3,652
--------------------------------------------------------------------------------------------------------------------------
           Total Closed Block Assets                                                      $       302,991  $       308,490
--------------------------------------------------------------------------------------------------------------------------

   Liabilities:
      Policy and contract reserves                                                        $       255,605  $       258,460
      Policy and contract claims                                                                    1,759            1,809
      Accumulated contract values                                                                  58,347           58,878
      Dividends payable                                                                            10,438           10,517
      Other liabilities                                                                             1,415            5,105
--------------------------------------------------------------------------------------------------------------------------
           Total Closed Block Liabilities                                                 $       327,564  $       334,769
--------------------------------------------------------------------------------------------------------------------------




                                    F-II-10

                          AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)




1.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
    (CONTINUED)
------------------------------------------------------------------------------
                                                                                             Years/Period Ended December 31
                                                                                          ---------------  ---------------
                                                                              2000             1999             1998
--------------------------------------------------------------------------------------------------------------------------
   Income, Benefits and Expenses:
      Premiums                                                           $        16,302  $        16,827  $         4,354
      Investment income, net                                                      20,285           20,844            5,054
      Policy benefits                                                            (19,513)         (20,261)          (5,123)
      Sales and operating expenses                                                (2,696)          (2,835)            (812)
      Amortization of deferred policy acquisition costs                             (889)          (1,215)            (506)
      Dividends appropriated for policyowners                                    (10,436)         (10,609)          (3,072)
---------------------------------------------------------------------------------------------------------------------------
           Gain/(Loss) in Closed Block                                   $         3,053    $       2,751   $         (105)
---------------------------------------------------------------------------------------------------------------------------


PRINCIPLES OF CONSOLIDATION
The consolidated  financial  statements include the accounts of Ameritas and its
majority-owned   subsidiaries  (the  Company).   These  consolidated   financial
statements exclude the effects of all material intercompany transactions.

USE OF ESTIMATES
The preparation of consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates susceptible to significant change include deferred policy acquisition costs, reserves and income taxes.

RECLASSIFICATIONS
Certain items on the prior year financial statements have been reclassified to conform to current year presentation.

The principal accounting and reporting practices followed are:

INVESTMENTS
The Company classifies its securities into categories based upon the Company's intent relative to the eventual disposition of the securities. The first category, fixed maturity securities held to maturity, includes fixed maturity securities which the Company has the positive intent and ability to hold to maturity. These securities are carried at amortized cost. The second category, fixed maturity securities available for sale, may be sold to address the liquidity and other needs of the Company. Securities classified as available for sale are carried at fair value on the balance sheet with unrealized gains and losses excluded from operations and reported as a separate component of stockholder's equity included in accumulated other comprehensive income, net of related deferred policy acquisition costs and income tax effects. The third category, trading securities, is for debt and equity securities acquired for the purpose of selling them in the near term. The Company has not classified any of its securities as trading securities.


                                    F-II-11

                          AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)
                                   (continued)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
     ---------------------------------------------------------------------------

INVESTMENTS (CONTINUED)
Equity securities (common stock and nonredeemable preferred stock) are valued at fair value, and are classified as available for sale.

Mortgage loans on real estate are carried at amortized cost less an allowance for estimated uncollectible amounts. SFAS No. 114, "Accounting by Creditors for Impairment of a Loan," which was amended by SFAS No. 118, "Accounting by Creditors for Impairment of a Loan - Income Recognition and Disclosures," requires that an impaired loan be measured at the present value of expected future cash flows, or alternatively, the observable market price or the fair value of the collateral. Total impaired loans as of December 31, 2000 and 1999, and the associated interest income were not material.

Loans on insurance policies are recorded at the unpaid principal balance.

Investment real estate owned directly by the Company is carried at cost less accumulated depreciation and allowances for estimated losses. Real estate acquired through foreclosure is carried at the lower of cost or fair value minus estimated costs to sell.

Other investments primarily include investments in venture capital partnerships and real estate joint ventures accounted for using the cost or equity method, depending upon percentage ownership, and securities owned by the broker dealer subsidiary valued at fair value. Changes in the fair value of the securities owned by the broker dealer are included in investment income.

Short-term investments are carried at amortized cost, which approximates fair value.

Realized investment gains and losses on sales of securities are determined on the specific identification method. Write-offs of investments that decline in value below cost on other than a temporary basis and the change in the allowances for mortgage loans and wholly owned real estate are included with realized gains in the consolidated statements of operations.

The Company records write-offs or allowances for its investments based upon an evaluation of specific problem investments. The Company reviews, on a continual basis, all invested assets to identify investments where the Company may have credit concerns. Investments with credit concerns include those the Company has identified as experiencing a deterioration in financial condition.

CASH  EQUIVALENTS
The Company considers all highly liquid debt securities purchased with a remaining maturity of less than three months to be cash equivalents.

As of December 31, 2000 and 1999, the Company had investments classified as cash equivalents of $4,536 and $5,511 respectively, in various mutual funds to which an affiliate of the Company is the advisor. These investments are recorded at fair value based on net asset values.



                                    F-II-12

                         AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)
                                   (continued)


1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
    ----------------------------------------------------------------------------

PROPERTY AND EQUIPMENT
Property and equipment are carried at cost less accumulated depreciation. The Company provides for depreciation of property and equipment using straight-line and accelerated methods over the estimated useful lives of the assets.

SEPARATE ACCOUNTS
The Company operates separate accounts on which the earnings or losses accrue exclusively to contract holders. The assets (principally investments) and liabilities of each account are clearly identifiable and distinguishable from other assets and liabilities of the Company. The separate accounts are an investment alternative for pension, variable life, and variable annuity products which the Company markets. Amounts are reported at fair value.

PREMIUM REVENUE AND BENEFITS TO POLICYOWNERS
RECOGNITION OF PARTICIPATING AND TERM LIFE, ACCIDENT AND HEALTH AND ANNUITY PREMIUM REVENUE AND BENEFITS TO POLICYOWNERS
Participating life insurance products include those products with fixed and guaranteed premiums and benefits on which dividends are paid by the Company. Premiums on participating and term life products and certain annuities with life contingencies (immediate annuities) are recognized as premium revenue when due. Accident and health insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the premium-paying period of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

RECOGNITION OF UNIVERSAL LIFE-TYPE CONTRACTS REVENUE AND BENEFITS TO
POLICYOWNERS
Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyowner, premiums paid by the policyowner or interest accrued to policyowners' balances. Amounts received as payments for such contracts are reflected as deposits in accumulated contract values and are not reported as premium revenues.

Revenues for universal life-type policies consist of charges assessed against policy account values for deferred policy loading, mortality risk expense, and the cost of insurance and policy administration. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

RECOGNITION OF INVESTMENT CONTRACT REVENUE AND BENEFITS TO POLICYOWNERS Contracts that do not subject the Company to risks arising from policyowner mortality or morbidity are referred to as investment contracts. Deposit administration plans and certain deferred annuities are considered investment contracts. Amounts received as payments for such contracts are reflected as deposits in accumulated contract values and are not reported as premium revenues.


                                    F-II-13

                          AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)
                                   (continued)


1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
     ---------------------------------------------------------------------------
PREMIUM REVENUE AND BENEFITS TO POLICYOWNERS (CONTINUED)
RECOGNITION OF INVESTMENT CONTRACT REVENUE AND BENEFITS TO POLICYOWNERS (continued)
Revenues for investment products consist of investment income and policy administration charges. Contract benefits that are charged to expense include benefit claims incurred in the period in excess of related contract balances, and interest credited to contract balances.

RECOGNITION OF BROKER/DEALER REVENUES
Revenues generated in the broker dealer subsidiary consist of commissions from security transactions, underwriting fees and advisory fees. Securities transactions with and for customers are made on a fully disclosed basis with a clearing broker or dealer or investment company which carries the accounts of such customers. Purchases and sales of securities and related commission revenue and expenses are recorded on a trade date basis. Underwriting income arises from security offerings in which the Company acts as an underwriter or agent. Underwriting fees are recorded at the time the underwriting is completed and the income is reasonably determinable. Advisory fees are received monthly and recorded as earned.

DEFERRED POLICY ACQUISITION COSTS
Those costs of acquiring new business, which vary with and are directly related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future premiums. Such costs include commissions, certain costs of policy issuance and underwriting, and certain agency expenses.

Costs deferred related to term life insurance are amortized over the premium-paying period of the related policies, in proportion to the ratio of annual premium revenues to total anticipated premium revenues. Such anticipated premium revenues are estimated using the same assumptions used for computing liabilities for future policy benefits.

Costs deferred related to participating life, universal life-type policies and investment-type contracts are amortized generally over the lives of the policies, in relation to the present value of estimated gross profits from mortality, investment and expense margins. The estimated gross profits are reviewed and adjusted periodically based on actual experience and changes in assumptions.

A roll-forward of the amounts reflected in the consolidated balance sheets as deferred policy acquisition costs is as follows:


                                                                               YEARS ENDED DECEMBER 31
                                                              ----------------------------------------------------------
                                                                     2000               1999               1998
------------------------------------------------------------------------------------------------------------------------
Beginning balance                                             $          207,117 $          171,201 $           164,564
Acquisition costs deferred                                                42,260             45,694              40,324
Amortization of deferred policy acquisition costs                        (34,312)           (17,329)            (18,584)
Amount transferred to closed block                                            --                 --             (12,845)
Adjustment for unrealized investment (gain)/loss                          (2,457)             7,551              (2,258)
------------------------------------------------------------------------------------------------------------------------
Ending balance                                                $          212,608 $          207,117 $           171,201
-----------------------------------------------------------------------------------------------------------------------







                                    F-II-14

                          AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)
                                   (continued)



1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
     --------------------------------------------------------------------------

DEFERRED POLICY ACQUISITION COSTS (CONTINUED)
To the extent that unrealized gains or losses on available for sale securities would result in an adjustment of deferred policy acquisition costs had those gains or losses actually been realized, the related unamortized deferred policy acquisition costs are recorded as an adjustment of the unrealized investment gains or losses included in stockholder's equity.

FUTURE POLICY AND CONTRACT BENEFITS
Liabilities for future policy and contract benefits for participating and term life contracts and additional coverages offered under policy riders are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and dividends. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued. These liabilities are shown as policy and contract reserves.

Liabilities for future policy and contract benefits on universal life-type and investment-type contracts are based on the policy account balance, and are shown as accumulated contract values.

The liabilities for future policy and contract benefits for group long-term disability reserves are based upon interest rate assumptions and morbidity and termination rates from published tables, modified for Company experience.

DIVIDENDS TO POLICYOWNERS
A portion of the Company's business has been issued on a participating basis. The amount of policyowners' dividends to be paid is determined annually by the Board of Directors.

INCOME TAXES
All companies included in these consolidated financial statements, with the exception of AMAL and its subsidiaries, file a consolidated life/non-life tax return. An agreement among the members of the consolidated group, generally, provides for distribution of consolidated tax results as if filed on a separate return basis. The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the cumulative differences in assets and liabilities determined on a tax return and financial statement basis at the current enacted tax rates.

Federal  income tax returns have been examined by the Internal  Revenue  Service
(IRS) through 1995. Management has appealed certain adjustments and settled other adjustments proposed by the IRS for tax years 1988 and 1990 through 1995, and believes adequate provisions have been made for any additional taxes which may become due with respect to the adjustments proposed by the IRS. The IRS has begun their examination of the federal income tax returns for the years 1996 through 1998.

NEW ACCOUNTING PRONOUNCEMENTS
In December 2000, the American Institute of Certified Public Accountants issued Statement of Position 00-3 entitled "Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts" (SOP 00-3). The statement requires closed block assets, liabilities, revenues, and expenses to be displayed together with all other assets, liabilities, revenues, and expenses of the insurance enterprise based on the nature of the particular item. In addition, cumulative actual closed block earnings in excess of cumulative expected cash flows to be generated from the assets and liabilities included in the closed block will be required to be recorded as an additional liability to closed block policyowners.


                                    F-II-15

                          AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)
                                   (continued)


1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
    \---------------------------------------------------------------------------

NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)
This statement is required to be implemented by the Company by December 31, 2001 and will be applied retroactively through restatement and reclassification, as appropriate, of previously issued financial statements. The Company has not yet determined the financial statement impact of adopting this statement.

2.  INVESTMENTS

Investment income summarized by type of investment was as follows:


                                                                                           YEARS ENDED DECEMBER 31
                                                                            ----------------------------------------------------
                                                                                   2000              1999             1998
--------------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities held to maturity                                   $      43,375        $  45,001        $  53,680
Fixed maturity securities available for sale                                        29,972           32,213           33,846

Redeemable preferred stock - affiliate                                               1,555                -                -
Equity securities                                                                    2,263            1,764            1,783
Mortgage loans on real estate                                                       18,957           19,085           20,312
Real estate                                                                          9,377            9,883           11,871
Loans on insurance policies                                                          2,789            2,254            3,849
Other investments                                                                   25,825           15,943            9,639
Short-term investments and cash and cash equivalents                                 4,739            5,493            8,665
----------------------------------------------------------------------------------------------------------------------------
   Gross investment income                                                         138,852          131,636          143,645
Investment expenses                                                                 10,465           11,371           13,543
----------------------------------------------------------------------------------------------------------------------------
   Net investment income                                                     $     128,387        $ 120,265        $ 130,102
----------------------------------------------------------------------------------------------------------------------------

Net pretax realized investment gains (losses) were as follows:


                                                                                           YEARS ENDED DECEMBER 31
                                                                             ---------------------------------------------------
                                                                                   2000              1999             1998
--------------------------------------------------------------------------------------------------------------------------------
Net gains (losses) on disposals, including calls, of investments
   Fixed maturity securities held to maturity                                $            (533) $          (817)$          2,235
   Fixed maturity securities available for sale                                         (2,696)          (1,816)           1,906
   Equity securities                                                                    18,174            6,556            2,764
   Mortgage loans on real estate                                                           328              282            1,583
   Real estate                                                                               -            6,548            5,877
   Other                                                                                  (590)              83               (2)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                        14,683           10,836           14,363
---------------------------------------------------------------------------------------------------------------------------------
Provisions for losses on investments
   Mortgage loans on real estate                                                           (45)             (43)            (100)
   Real estate                                                                             (25)             120               25
   Other investments                                                                       (16)               -                -
---------------------------------------------------------------------------------------------------------------------------------
Net pretax realized investment gains                                         $          14,597  $        10,913 $         14,288
---------------------------------------------------------------------------------------------------------------------------------


                                    F-II-16

                          AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)
                                   (continued)



2.  INVESTMENTS (CONTINUED)

Proceeds from sales of securities and gross gains and losses realized on those sales were as follows:


                                                                                        YEAR ENDED DECEMBER 31, 2000
                                                                           -----------------------------------------------------
                                                                                  PROCEEDS           GAINS           LOSSES
--------------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities available for sale                                 $            5,583   $           - $            703
Equity securities                                                                        56,050          21,073            2,899
--------------------------------------------------------------------------------------------------------------------------------
                                                                             $           61,633  $       21,073 $          3,602
--------------------------------------------------------------------------------------------------------------------------------


                                                                                        YEAR ENDED DECEMBER 31, 1999
                                                                            ----------------------------------------------------
                                                                                 PROCEEDS            GAINS           LOSSES
--------------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities available for sale                                 $           7,762  $             6 $             80
Equity securities                                                                       30,527            8,330            1,774
--------------------------------------------------------------------------------------------------------------------------------
                                                                             $          38,289  $         8,336 $          1,854
--------------------------------------------------------------------------------------------------------------------------------


                                                                                        YEAR ENDED DECEMBER 31, 1998
                                                                           -----------------------------------------------------
                                                                                 PROCEEDS            GAINS           LOSSES
--------------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities available for sale                                 $          22,282  $           242 $            301
Equity securities                                                                       24,681            3,874            1,110
--------------------------------------------------------------------------------------------------------------------------------
                                                                             $          46,963  $         4,116 $          1,411
--------------------------------------------------------------------------------------------------------------------------------



                                    F-II-17

                          AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)
                                   (continued)


2.  INVESTMENTS (CONTINUED)

The amortized cost and fair value of investments in securities by type of investment were as follows:



                                                                                      DECEMBER 31, 2000
                                                            ---------------------------------------------------------------------
                                                                 AMORTIZED                GROSS UNREALIZED         FAIR
                                                                    COST              GAINS          LOSSES       VALUE
---------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities held to maturity
   U.S. Corporate                                            $          356,357  $     8,442      $  6,692  $     358,107
   Mortgage-backed                                                       85,756        2,593            --         88,349
   Asset-backed                                                           5,498           99           147          5,450
   U.S. Treasury securities and obligations of
      U.S. government agencies                                           41,528        3,451            --         44,979

   Foreign                                                               73,839        1,019         2,661         72,197
-------------------------------------------------------------------------------------------------------------------------
      Total fixed maturity securities held to maturity                  562,978       15,604         9,500        569,082
-------------------------------------------------------------------------------------------------------------------------
Redeemable preferred stock - affiliate                                   25,000          --             --         25,000
-------------------------------------------------------------------------------------------------------------------------
      Total held to maturity securities                      $          587,978  $    15,604      $  9,500  $     594,082
-------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities available for sale
   U.S. Corporate                                            $          332,692  $     5,615      $ 11,306  $     327,001
   Mortgage-backed                                                       63,686          533           303         63,916
   Asset-backed                                                          13,999          137            80         14,056
   U.S. Treasury securities and obligations of
      U.S. government agencies                                           19,452        2,821            --         22,273
   Foreign                                                               15,680          359            74         15,965
-------------------------------------------------------------------------------------------------------------------------
      Total fixed maturity securities available for sale                445,509        9,465        11,763        443,211
-------------------------------------------------------------------------------------------------------------------------
   Equity securities                                                     81,308       79,176         9,056        151,428
   Short-term investments                                                   292           --            --            292
-------------------------------------------------------------------------------------------------------------------------
      Total available for sale securities                    $          527,109  $    88,641      $ 20,819  $     594,931
-------------------------------------------------------------------------------------------------------------------------









                                    F-II-18

                          AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)
                                   (continued)



2.  INVESTMENTS (CONTINUED)


                                                                                      DECEMBER 31, 1999
                                                            ---------------------------------------------------------------------
                                                                 AMORTIZED             GROSS UNREALIZED             FAIR
                                                                 COST             GAINS          LOSSES            VALUE
----------------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities held to maturity
   U.S. Corporate                                            $          369,467 $          4,280 $      11,368  $         362,379
   Mortgage-backed                                                       96,708            1,474           898             97,284
   Asset-backed                                                           5,498               --           306              5,192
   U.S. Treasury securities and obligations of
      U.S. government agencies                                           48,547            1,989           116             50,420
   Foreign                                                               70,441               43         3,314             67,170
      Total fixed maturity securities held to maturity                  590,661            7,786        16,002            582,445
---------------------------------------------------------------------------------------------------------------------------------
Redeemable preferred stock - affiliate                                   25,000               --            --             25,000
---------------------------------------------------------------------------------------------------------------------------------
      Total held to maturity securities                      $          615,661 $          7,786 $      16,002  $         607,445
---------------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities available for sale
   U.S. Corporate                                            $          255,640 $          1,370 $      10,122  $         246,888
   Mortgage-backed                                                       70,844              108         1,750             69,202
   Asset-backed                                                          11,999               --           303             11,696
   U.S. Treasury securities and obligations of
      U.S. government agencies                                           23,083            1,830           157             24,756
   Foreign                                                               12,196               87           437             11,846
---------------------------------------------------------------------------------------------------------------------------------
      Total fixed maturity securities available for sale                373,762            3,395        12,769            364,388
---------------------------------------------------------------------------------------------------------------------------------
   Equity securities                                                     70,421           91,549         2,151            159,819
   Short-term investments                                                   295               --            --                295
---------------------------------------------------------------------------------------------------------------------------------
      Total available for sale securities                    $          444,478 $         94,944 $      14,920  $         524,502
---------------------------------------------------------------------------------------------------------------------------------


The amortized cost and fair value of fixed maturity securities by contractual maturity at December 31, 2000 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.



                                                              AVAILABLE FOR SALE                    HELD TO MATURITY
                                                       -----------------------------------------------------------------------
                                                          AMORTIZED           FAIR            AMORTIZED            FAIR
                                                            COST             VALUE              COST               VALUE
------------------------------------------------------------------------------------------------------------------------------
Due in one year or less                                $        38,404  $         38,463  $          17,165  $          17,253
Due after one year through five years                          158,261           153,540            185,918            185,499
Due after five years through ten years                         123,357           123,883            170,084            170,622
Due after ten years                                             47,802            49,353             98,557            101,909
Mortgage-backed and asset-backed securities                     77,685            77,972             91,254             93,799
------------------------------------------------------------------------------------------------------------------------------
   Total                                                $      445,509   $       443,211   $        562,978   $        569,082
------------------------------------------------------------------------------------------------------------------------------




                                    F-II-19

                          AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)
                                   (continued)


3.  INCOME TAXES

The items that give rise to deferred tax assets and liabilities relate to the following:

                                                                                               DECEMBER 31
                                                                                   -----------------------------------
                                                                                          2000              1999
----------------------------------------------------------------------------------------------------------------------
Net unrealized investment gains                                                    $           28,379 $         33,060
Equity in subsidiaries                                                                         15,745           13,414
Deferred policy acquisition costs                                                              63,945           63,753
Prepaid expenses                                                                                4,229            4,048
Other                                                                                           3,361            3,033
----------------------------------------------------------------------------------------------------------------------
Gross deferred tax liability                                                                  115,659          117,308
----------------------------------------------------------------------------------------------------------------------
Future policy and contract benefits                                                            49,232           46,650
Deferred future revenues                                                                        5,430            5,697
Policyowner dividends                                                                           3,653            3,681
Pension and postretirement benefits                                                             3,715            3,494
----------------------------------------------------------------------------------------------------------------------
Other                                                                                           4,740            5,096
----------------------------------------------------------------------------------------------------------------------
Gross deferred tax asset                                                                       66,770           64,618
----------------------------------------------------------------------------------------------------------------------
   Net deferred tax liability                                                      $           48,889 $         52,690
----------------------------------------------------------------------------------------------------------------------


The difference between the U.S. federal income tax rate and the consolidated tax provision rate is summarized as follows:


                                           YEARS ENDED DECEMBER 31
                                   -----------------------------------------
                                        2000             1999           1998
----------------------------------------------------------------------------
Federal statutory tax rate              35.0%           35.0%          35.0 %
Equity in subsidiaries                   1.8             2.0            2.6
Dividend received deduction             (3.4)           --             --
Other                                   (0.4)            0.1           (2.1)
   Effective tax rate                   33.0 %          37.1 %         35.5 %

AVLIC has $1,241 of capital loss carryforwards available, as of December 31, 2000, that may be applied against AVLIC's future capital gains. $1,103 and $138 of AVLIC's capital loss carryforwards expire in 2004 and 2005, respectively. The Company provided for a valuation allowance of $714 and $515 against the deferred tax asset related to the net capital loss carryforwards in 2000 and 1999, respectively, and for an AVLIC capital asset written down in 2000.

4.  RELATED PARTY TRANSACTIONS
In addition to Ameritas, AHC is also a 100% owner of Acacia Life Insurance Company (Acacia), an insurance company domiciled in Washington, D.C., which in turn is a 100% owner of Acacia National Life Insurance Company, an insurance company domiciled in Virginia, and Acacia Financial Corporation, which is a holding company of several financial service companies. Principle subsidiaries include: Calvert Group Ltd. (Calvert), a provider of investment advisory, management, and administrative services to The Calvert Group of mutual funds; Acacia Federal Savings Bank (AFSB), a federally chartered savings bank; and The Advisors Group, Inc., a broker/dealer.



                                    F-II-20

                          AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)
                                   (continued)


4.  RELATED PARTY TRANSACTIONS (CONTINUED)

Ameritas and its affiliates provide technical, financial, legal, marketing and investment advisory support to the Acacia companies under administrative service agreements which were effective July 1, 1999. The cost of these services for the years ended December 31, 2000 and 1999 was $8,628 and $4,372, respectively.

On December 20, 1999, Ameritas purchased $25,000 of redeemable preferred stock from Acacia Life Insurance Company. The stock, which pays dividends in an amount per annum equal to 8% and is non- voting, provides for redemption in equal installments beginning in 2005 with final redemption on or by January 1, 2015.

Effective June 30, 1999, Ameritas' 66% indirectly owned subsidiary, AVLIC, agreed to 100% co-insure its equity indexed annuity business to its 34% owner in a non-cash transaction. Through assumption reinsurance the co-insured block was reduced approximately 83% and 40% at December 31, 2000 and 1999, respectively. The receivable of $9,870 and $35,921 as of December 31, 2000 and 1999, respectively, from this affiliate supports the remaining co-insurance obligation. As a condition to assumption reinsurance, certain states have required AVLIC remain contingently liable in the event the assuming reinsurer is unable to fulfill its obligations. As of December 31, 2000, AVLIC was contingently liable for $11,610 of additional reserves.

During 1999, AVLIC formed a variable insurance trust (VIT). A 66% indirectly owned subsidiary of the Company, Ameritas Investment Corp., serves as the investment advisor and another affiliate provides administrative services to the VIT. At December 31, 2000 and 1999 separate account assets under the VIT totaled $1,021,933 and $1,066,249, respectively. Affiliates of the Company provide investment advisory and administrative services to the VIT. Ameritas Investment Corp. serves as the investment advisor and received fees of $5,356 and $702 for the years ended December 31, 2000 and 1999, respectively.

During 2000, AMAL Corporation entered into an unsecured loan agreement to borrow up to $20,000 from its parents. The note, which is due September 1, 2001, may be renewed for a maximum of five years, and carries an interest rate of LIBOR plus 0.625% (7.31% at December 31, 2000). The note payable of $5,100 at December 31, 2000 represents the amount due to AMAL Corporation's 34% owner as the portion due to Ameritas has been eliminated in consolidation.

On December 29, 2000, the Company purchased $15,000 of unaffiliated short term bonds with a maturity date of October 31, 2001, from an affiliate, which are included in fixed maturity securities available for sale. Included in other liabilities is a payable for $15,000 relating to this transaction, which was settled on January 2, 2001. The bonds were purchased at par but had a fair value of $14,400. Another affiliate has guaranteed Ameritas up to 4% of par plus the accrued interest should Ameritas receive less than par upon maturity.

5.  EMPLOYEE AND AGENT BENEFIT PLANS
The Company's employees and agents participate in defined contribution plans that cover substantially all full-time employees and agents. The Company also sponsors a non-contributory defined benefit plan (pension plan). In past years, substantially all full-time employees were covered by the pension plan. During 2000, the pension plan was closed to new participants, and all existing participants were given two options for future participation.


                                    F-II-21

                          AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)
                                   (continued)




5.  EMPLOYEE AND AGENT BENEFIT PLANS (CONTINUED)

The first option was to continue participation in the pension plan and defined contribution plans. Pension plan benefits are based on years of credited service and the employee's compensation during the last five years of employment. The Company's funding policy is to make contributions each year at least equal to the minimum funding requirements for tax-qualified retirement plans. Pension costs include current service costs, which are accrued and funded on a current year basis, and past service costs, which are amortized over the average remaining service life of all employees on the adoption date. The assets of the plan are not segregated.

The second option for pension plan participants was to elect to end participation in the pension plan, fully vest in their accumulated pension benefits, and receive a basic contribution by the Company to their defined contribution plan accounts on a quarterly basis, pending IRS approval.

On December 31, 2000, the Company's pension plan merged with Acacia's non-contributory defined benefit plan and is now sponsored by AAMHC. While the pension plans were merged, each company will continue to have different benefit formulas.

Contributions to the Company's employee and agent defined contribution plans were $1,609 in 2000, $959 in 1999, and $852 in 1998. A portion of the assets are invested in funds which are advised by an affiliate of Acacia. The Company also provides certain health care benefits to retired employees. For associates eligible to retire at or before January 1, 2000, these benefits are a specified percentage of premium until age 65 and a flat dollar amount thereafter. For associates eligible for retirement after January 1, 2000, benefits will be provided until the associate becomes eligible for Medicare. Employees become eligible for these plan benefits upon the attainment of age 55, 15 years of service and participation in the Company's medical plan for the immediately preceding five years.

The following tables provide a reconciliation of the changes in the plans' benefit obligations and fair value of assets for the years ended December 31, 2000 and 1999, and a statement of the funded status as of December 31 for both years:



                                    F-II-22

                          AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)
                                   (continued)



5.  EMPLOYEE AND AGENT BENEFIT PLANS (CONTINUED)



                                                                PENSION BENEFITS                     OTHER BENEFITS
                                                        ---------------------------------     -----------------------------
                                                              2000             1999               2000           1999
-----------------------------------------------------------------------------------------      ----------------------------
Reconciliation of benefit obligation
  Benefit obligation at beginning of year               $         29,298  $        30,746     $       3,803  $       4,024
  Service cost                                                     2,468            2,420                73            172
  Interest cost                                                    2,242            2,083               234            257
  Actuarial (gain)/loss                                           (1,119)          (3,314)              160           (418)
  Benefits paid                                                   (4,603)          (2,637)           (1,076)          (232)
---------------------------------------------------------------------------------------------------------------------------
  Benefit obligation at end of year                     $         28,286  $        29,298     $       3,194  $       3,803
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Reconciliation of fair value of plan assets
  Fair value of plan assets at beginning of year        $         31,123  $        28,268     $       1,722  $       1,887
  Actual return on plan assets                                     1,533            3,214               115            126
  Employer contributions                                           1,886            2,278               175             --
  Benefits paid                                                   (4,770)          (2,637)             (374)          (291)
---------------------------------------------------------------------------------------------------------------------------
  Fair value of plan assets at end of year              $         29,772  $        31,123     $       1,638  $       1,722
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Funded Status
  Funded status at end of year                          $          1,486  $         1,825     $     (1,556)  $     (2,081)
  Unrecognized transition obligation                                 463                -                 -              -
  Unrecognized net actuarial gain                                 (1,054)          (1,168)           (2,099)        (2,373)
  Unrecognized prior service cost                                      -            1,049              (816)           (13)
---------------------------------------------------------------------------------------------------------------------------
  Prepaid/(accrual) benefit cost                        $            895  $         1,706     $      (4,471) $      (4,467)
---------------------------------------------------------------------------------------------------------------------------


Due to participant elections to end their participation in the pension plan in 2000, both the pension plan's benefit obligation and fair value of plan assets were decreased by $3,195 and $3,362 respectively. These reductions are included in the benefits paid amounts above.

Periodic pension expense for the Company included the following components:

                                                                                   YEARS ENDED DECEMBER 31
                                                                      --------------------------------------------------
                                                                           2000             1999             1998
------------------------------------------------------------------------------------------------------------------------
Service cost                                                          $         1,660  $         2,420  $         1,970
Interest cost                                                                   2,242            2,083            1,777
 Expected return on plan assets                                                 (2,555)          (3,214)          (2,517)
Amortization of transition obligation                                              83               94               94
Amortization of net (gain) loss                                                     -              939              526
------------------------------------------------------------------------------------------------------------------------
Net periodic benefit cost                                             $         1,430  $         2,322  $         1,850
------------------------------------------------------------------------------------------------------------------------

Due to participant elections to end participation in the pension plan in 2000, the Ameritas net periodic benefit cost was reduced by $808 in 2000. This reduction is included in the 2000 service cost amount above.


                                     F-II-23

                          AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)
                                   (continued)



5.  EMPLOYEE AND AGENT BENEFIT PLANS (CONTINUED)

Periodic post-retirement medical expense for the Company included the following components:

                                                                                   YEARS ENDED DECEMBER 31
                                                                      -------------------------------------------------
                                                                           2000             1999             1998
------------------------------------------------------------------------------------------------------------------------
Service cost                                                          $            73  $           172  $           141
Interest cost                                                                     234              257              251
Expected return on plan assets                                                   (119)            (132)            (124)
Amortization of prior service cost                                                (56)              (2)              (2)
Amortization of net gain                                                         (111)            (114)            (130)
------------------------------------------------------------------------------------------------------------------------
Net periodic benefit cost                                             $            21  $           181  $           136
------------------------------------------------------------------------------------------------------------------------


The assumptions used in the measurement of the Company's benefit obligation are shown in the following table:

                                                                     PENSION BENEFITS                  OTHER BENEFITS
                                                              ------------------------------------------------------------------
                                                                 2000            1999               2000            1999
---------------------------------------------------------------------------------------------     ------------------------------
Weighted-average assumptions for the year ended  December 31
  Discount rate                                                     8.00  %        7.50  %             8.00    %      7.50     %
  Expected return on plan assets                                    8.00           8.00                7.50           7.50
  Rate of compensation increase                                     4.50           4.50                   -              -
--------------------------------------------------------------------------------------------------------------------------------

The assumed health care trend line rate used in measuring the accumulated post-retirement benefit obligation, for pre-65 employees, was 5.5% in 2000 and 1999.

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A 1% change in health care trend rates would have the following effects:

----------------------------------------------------------------------------------------------------------------------
                                                                                    1% INCREASE        1% DECREASE
----------------------------------------------------------------------------------------------------------------------
Effect on total of service and interest cost components of net periodic
postretirement health care benefit cost                                          $          12      $        (12)

Effect on the health care component of the accumulated post-
retirement benefit obligation                                                    $          66      $        (64)
----------------------------------------------------------------------------------------------------------------------


6.  INSURANCE REGULATORY MATTERS

STATUTORY SURPLUS AND NET INCOME
Combined net income of Ameritas and its insurance subsidiaries, as determined in accordance with statutory accounting practices, was $84,700, $51,200, and $41,000 for 2000, 1999 and 1998, respectively and combined statutory surplus was $487,900, $413,200, and $357,700 at December 31, 2000, 1999 and 1998,
respectively. Insurance companies are required to maintain a certain level of surplus to be in compliance with state laws and regulations. Surplus is monitored by state regulators to ensure compliance with risk based capital requirements.



                                    F-II-24

                          AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)
                                   (continued)



6.  INSURANCE REGULATORY MATTERS (CONTINUED)

STATUTORY SURPLUS AND NET INCOME (CONTINUED)
Under statutes of the Insurance Departments of the States of Nebraska and New York, the amount of dividends payable to stockholders are limited.

In March 1998, the National Association of Insurance Commissioners adopted the Codification of Statutory Accounting Principles (Codification). The
Codification, which is intended to standardize regulatory accounting and reporting to state insurance departments, is effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The states of domicile will require adoption of Codification for the preparation of statutory financial statements effective January 1, 2001. The Company estimates that the adoption of Codification will increase the Company's insurance subsidiaries combined statutory net worth as of January 1, 2001 by approximately $36,000 to $45,000.

7.  REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large risks.

The effect of reinsurance on premiums earned is as follows:


                               YEARS ENDED DECEMBER 31
               --------------------------------------------------------
                       2000              1999              1998
------------------------------------------------------------------------
Assumed          $      16,214     $      13,529       $       32,191
Ceded                  (17,958)          (14,101)             (12,261)
------------------------------------------------------------------------
                 $      (1,744)    $        (572)      $       19,930
-------------------------------------------------------------------------
The Company remains contingently liable in the event that a reinsurer is unable to meet the obligations ceded under the reinsurance agreement.



                                    F-II-25

                          AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)
                                    (continued)


8.  RESERVE FOR UNPAID CLAIMS

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:


                                                                                  YEARS ENDED DECEMBER 31
                                                                 -------------------------------------------------------
                                                                          2000              1999             1998
------------------------------------------------------------------------------------------------------------------------
Balance at January 1                                                $         27,044  $         27,658  $        22,433
Reinsurance reserves (net)                                                    (2,208)           (2,561)          (1,748)
------------------------------------------------------------------------------------------------------------------------
                                                                              24,836            25,097           20,685
------------------------------------------------------------------------------------------------------------------------
Incurred related to:
   Current year                                                              201,847           196,147          186,940
   Prior year                                                                 (9,607)           (8,206)          (6,678)
------------------------------------------------------------------------------------------------------------------------
      Total incurred                                                         192,240           187,941          180,262
------------------------------------------------------------------------------------------------------------------------
Paid related to:
   Current year                                                              174,471           171,312          161,843
   Prior year                                                                 15,229            16,890           14,007
------------------------------------------------------------------------------------------------------------------------
      Total paid                                                             189,700           188,202          175,850
------------------------------------------------------------------------------------------------------------------------
                                                                              27,376            24,836           25,097
Reinsurance reserves (net)                                                     1,638             2,208            2,561
------------------------------------------------------------------------------------------------------------------------
Balance at December 31                                              $         29,014  $         27,044  $        27,658
------------------------------------------------------------------------------------------------------------------------


The liability for unpaid accident and health claims and claim adjustment expenses is included in policy and contract claims on the consolidated balance sheets.

9.  COMMITMENTS AND CONTINGENCIES

INVESTMENTS
Securities commitments of $34,082 and $24,802, and mortgage loan and real estate commitments of $42,683 and $9,897 were outstanding for investments to be purchased in subsequent years as of December 31, 2000 and 1999, respectively. These commitments have been made in the normal course of business and are not reflected in the accompanying financial statements. The Company's exposure to credit loss is represented by the contractual notional amount of these instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

LINE OF CREDIT
The Company has a $15,000 unsecured line of credit available at December 31, 2000. No balance was outstanding at any time during 2000 or 1999.

STATE LIFE AND HEALTH GUARANTY FUNDS
As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. The Company has estimated its costs related to past insolvencies and has provided a reserve included in other liabilities of $1,112 and $3,000 as of December 31, 2000 and 1999, respectively.


                                    F-II-26

                          AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)
                                   (continued)



9.  COMMITMENTS AND CONTINGENCIES (CONTINUED)


LITIGATION
From time to time, the Company and its subsidiaries are subject to litigation in the normal course of business. Management does not believe that the Company is party to any such pending litigation which would have a material adverse effect on its financial statements or future operations.

10.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following disclosures are made regarding fair value information about certain financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized on immediate settlement of the instrument. All nonfinancial instruments are excluded from disclosure requirements.

Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value estimates presented herein are based on pertinent information available to management as of December 31, 2000 and 1999. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date; therefore, current estimates of fair value may differ significantly from the amounts presented herein.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for each class of financial instrument for which it is practicable to estimate a value:

         FIXED MATURITY SECURITIES -- For publicly traded securities, fair value is determined using an independent pricing source. For securities without a readily ascertainable fair value, the value has been determined using an interest rate spread matrix based upon quality, weighted average maturity and Treasury yields.

         EQUITY SECURITIES -- For publicly traded securities, fair value is determined using prices from an independent pricing source.

         LOANS ON INSURANCE POLICIES -- Fair value for loans on insurance policies is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans. Loans on insurance policies with similar characteristics are aggregated for purposes of the calculations.

         MORTGAGE LOANS ON REAL ESTATE -- Mortgage loans in good standing are valued on the basis of discounted cash flow. The interest rate that is assumed is based upon the weighted average term of the mortgage and appropriate spread over Treasuries.


                                    F-II-27

                          AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)
                                   (continued)




10.  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

         OTHER INVESTMENTS -- Fair value for venture capital partnerships is estimated based on values as last reported by the partnership and discounted for their lack of marketability. Real estate partnerships are carried on the equity method and are excluded from the fair value disclosure.

         SHORT-TERM INVESTMENTS -- The carrying amount approximates fair value because of the short maturity of these instruments.

         CASH AND CASH EQUIVALENTS, REDEEMABLE PREFERRED STOCK - AFFILIATE, AND REINSURANCE RECEIVABLE - AFFILIATE -- The carrying amounts equal fair value.

         ACCRUED INVESTMENT INCOME -- Fair value equals book value.

         ACCUMULATED CONTRACT VALUES -- Funds on deposit with a fixed maturity are valued at discounted present value using market interest rates. Funds on deposit which do not have fixed maturities are carried at the amount payable on demand at the reporting date, which approximates fair value.

         NOTE PAYABLE - AFFILIATE - As the note payable-affiliate is a variable rate note that reprices frequently, fair value is based on carrying value.

         COMMITMENTS  -- The estimated  fair value of  commitments  approximates
         carrying   value   because  the  fees   currently   charged  for  these
         arrangements and the underlying interest rates approximate market.



                                    F-II-28

                          AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)
                                   (continued)




10.  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)


Estimated fair values are as follows:

                                                                                          DECEMBER 31
                                                            ---------------------------------------------------------------------
                                                                          2000                                   1999
                                                            ---------------------------------       -----------------------------
                                                                CARRYING           FAIR               CARRYING           FAIR
                                                                 AMOUNT            VALUE               AMOUNT           VALUE
Financial assets:
   Fixed maturity securities
      Held to maturity                                      $      562,978      $  569,082          $   590,661    $     582,445
      Available for sale                                           443,211         443,211              364,388          364,388
   Redeemable preferred stock - affiliate                           25,000          25,000               25,000           25,000
   Equity securities                                               151,428         151,428              159,819          159,819
   Loans on insurance policies                                      47,069          41,472               37,645           36,304
   Mortgage loans on real estate                                   258,585         271,694              245,058          241,952
   Other investments                                                37,686          48,351               32,419           35,398
   Short-term investments                                              292             292                  295              295
   Cash and cash equivalents                                        67,036          67,036               47,538           47,538
   Accrued investment income                                        20,589          20,589               19,025           19,025
   Reinsurance receivable - affiliate                               10,795          10,795               35,921           35,921
Financial liabilities:
   Accumulated contract values excluding amounts
      held under insurance contracts                               674,733         671,430              672,020          669,289
   Note payable - affiliate                                          5,100           5,100                    -                -



11.  SUBSEQUENT EVENT

Effective January 1, 2001, the Company adopted the provisions of Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" (SFAS No. 133). The statement requires that all derivatives (including certain derivatives embedded in contracts) be recorded on the balance sheet and measured at fair value. Changes in fair values of those derivatives will be reported in earnings or other comprehensive income depending on the use of the derivative and whether it qualifies for hedge accounting.

The Company has evaluated its derivatives arrangements and does not believe the adoption of SFAS No. 133 has a material impact on its financial position or results of operations.



                                    F-II-29

                          AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)
                                   (continued)



11.  SUBSEQUENT EVENT (CONTINUED)


However, as permitted by SFAS No. 133 on January 1, 2001, the Company transferred a portion of its fixed maturity securities from the held to maturity portfolio to the available for sale portfolio as follows:


-------------------------------------------------------------------------------
Available for sale (at fair value)                               $     96,363
Carrying amount (amortized cost)                                      102,008
-------------------------------------------------------------------------------

 ------------------------------------------------------------------------------
Unrealized loss                                                  $     (5,645)
Adjustment to unamortized deferred policy acquisition costs               997
Deferred income tax                                                     1,627
-------------------------------------------------------------------------------
Impact of transfer on other comprehensive income                 $     (3,021)
-------------------------------------------------------------------------------



                                    F-II-30

                                     PART C

                                OTHER INFORMATION

ITEM 24.        FINANCIAL STATEMENTS AND EXHIBITS

     A)   FINANCIAL STATEMENTS:

     The financial statements of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA and Ameritas Life Insurance Corp. are filed in Part B.

     Subaccounts of Ameritas Life Insurance Corp.  Separate Account LLVA:
          Report of Deloitte & Touche LLP, independent auditors.
          Statement of Net Assets as of December 31, 2000.
          Statements of Operations for the years ended December 31, 2000 and 1999.
          Statements of Changes in Net Assets for the years ended December 31, 2000 and 1999.
          Notes to Financial Statements for the years ended December 31, 2000 and 1999.

     Ameritas Life Insurance Corp.:
         Report of Deloitte & Touche  LLP,  independent  auditors.
         Consolidated Balance Sheets as of December 31, 2000 and 1999. Consolidated Statements of Operations for the years ended December 31, 2000, 1999, and 1998.
         Consolidated Statements of Comprehensive Income for the years ended December 31, 2000, 1999, and 1998.
         Consolidated Statements of Stockholder's Equity for the years ended December 31, 2000, 1999, and 1998.
         Consolidated Statements of Cash Flows for the years ended December 31, 2000, 1999, and 1998.
         Notes to Financial Statements for the years ended December 31, 2000, 1999, and 1998.

All schedules of Ameritas Life Insurance Corp. for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable or have been disclosed in the Notes to the Financial Statements and therefore have been omitted.

There are no financial statements included in Part A.

     B)      EXHIBITS


     Exhibit

     NUMBER              DESCRIPTION OF EXHIBIT

     (1)                 Resolution of Board of Directors of Ameritas Life Insurance Corp.
                         Establishing Ameritas Life Insurance Corp. Separate Account LLVA. 1
     (2)                 Not applicable.
     (3) (a)             Principal Underwriting Agreement. 2
     (3) (b)             Form of Selling Agreement. 2
     (4)                 Form of Variable Annuity Contract. 4
     (5)                 Form of Application for Variable Annuity Contract. 3
     (6) (a)             Certificate of Incorporation of Ameritas Life Insurance Corp. 1
     (6) (b)             Bylaws of Ameritas Life Insurance Corp. 5
     (7)                 Not Applicable.
     (8) (a)             Participation Agreement. 1
     (8) (b)             Participation Agreement. 1
     (8) (c)             Participation Agreement. 2
     (8) (d)             Participation Agreement. 2
     (8) (e)             Form of Participation Agreement - Rydex Variable Trust. 6
     (8) (f)             Form of Participation Agreement - Calvert Variable Series, Inc.  7
     (8) (g)             Form of Participation Agreement - Variable Insurance Products Fund. 7
     (8) (h)             Form of Participation Agreement - Variable Insurance Products Fund II. 7
     (8) (i)             Form of Participation Agreement - INVESCO Variable Investment Funds, Inc. 7
     (8) (j)             Form of Participation Agreement - Third Avenue Variable Series Trust 7
     (9)                 Opinion and consent of Donald R. Stading.
     (10) (a)            Consent of Deloitte & Touche LLP.
     (11)                No financial statements are omitted from Item 23.
     (12)                Not applicable.
     (13)                Schedule of Computation of Performance Quotations


FOOTNOTES:

1. Incorporated by reference to the initial registration statement for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-5529), filed on June 7, 1996.
2. Incorporated by reference to the Pre-Effective Amendment No. 1 for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-5529), filed on October 3, 1996.
3. Incorporated by reference to pre-effective amendment No. 2 for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-5529), filed on November 20, 1996.
4. Incorporated by reference to the Post-Effective Amendment No. 3 for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-5529), filed on February 27, 1998.
5. Incorporated by reference to Post-Effective Amendment No. 4 for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-5529), filed on February 26, 1999.
6. Incorporated by reference to Post-Effective Amendment No. 6 for Ameritas Life Insurance Corp. Separate Account LLVL (File No. 33-86500), filed on April 20, 1999.
7. Incorporated by reference to Post-Effective Amendment No. 1 for Ameritas Life Insurance Corp. Separate Account LLVL (File No. 333-76359), filed February 29, 2000.

ITEM 25         DIRECTORS AND OFFICERS OF THE DEPOSITOR

     Name and Principal

BUSINESS ADDRESS                       POSITION AND OFFICES WITH DEPOSITOR
----------------                       -----------------------------------
Lawrence J. Arth*              Director, Chairman of the Board & Chief Executive
                               Officer
Kenneth C. Louis*              Director, President & Chief Operating Officer
Donald R. Stading*             Senior Vice President, Secretary, and Corporate
                               General Counsel
James P. Abel**                Director
Duane W. Acklie*               Director
Haluk Ariturk*                 Executive Vice President - Ameritas Acacia Shared
                               Services Center
Robert C. Barth*               Vice President and Controller
Jan M. Connolly*               Senior Vice President - Operations, Planning
                               & Quality
William W. Cook, Jr.**         Director
Raymond M. Gilbertson*         Vice President - Corporate Compliance
William R. Giovanni*           Senior Vice President, President & Chief
                               Executive Officer - AIC
William W. Lester*             Senior Vice President - Investments & Treasurer
JoAnn M. Martin                Senior Vice President & Chief Financial Officer
Barry C. Ritter*               Senior Vice President - Information Services
Paul C. Schorr, III**          Director
William C. Smith**             Director
Richard W. Vautravers*         Senior Vice President & Corporate Actuary

* Principal business address: Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

**Principal business address: James P. Abel, NEBCO, Inc., P.O. Box80268, Lincoln, Nebraska 68501; Duane W. Acklie, Crete Carrier Corporation, P.O. Box 81228, Lincoln, Nebraska 68501; William W. Cook, Jr., The Beatrice National Bank and Trust Company, P.O. Box 100, Beatrice, Nebraska 68310; Paul C. Schorr, II, ComCor Holding, Inc., 6940 "O" Street, Suite 336, P.O. Box 57310, Lincoln, Nebraska 68505; William C. Smith, William C. Smith & Co., Cornhusker Plaza, Suite 401, 301 So. 13th Street, Lincoln, Nebraska 68508.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The depositor, Ameritas Life Insurance Corp. , is a stock life insurance company domiciled in Nebraska. The Registrant is segregated asset account of Ameritas Life Insurance Corp..

The following chart indicates the persons controlled by or under common control with Ameritas Life Insurance Corp.:

(OMITTED CHART SHOWS AMERITAS ACACIA ORGANIZATION. AMERITAS ACACIA MUTUAL HOLDING COMPANY IS AT THE UPPERMOST TIER. AMERITAS HOLDING COMPANY IS AT THE SECOND TIER. THIRD TIER ENTITIES ARE: AMERITAS LIFE INSURANCE CORP. AND ACACIA LIFE INSURANCE COMPANY. FOURTH TIER COMPANIES UNDER AMERITAS LIFE INSURANCE CORP. ARE: AMERITAS INVESTMENT ADVISORS, INC., AMERITAS MANAGED DENTAL PLAN, INC., FIRST AMERITAS LIFE INSURANCE CORP. OF NEW YORK, AMAL CORPORATION, VERITAS CORP., AND PATHMARK ASSURANCE COMPANY. FOURTH TIER COMPANIES UNDER ACACIA LIFE INSURANCE COMPANY ARE: ACACIA NATIONAL LIFE INSURANCE COMPANY AND ACACIA FINANCIAL CORP. FIFTH TIER COMPANIES WHICH ARE OWNED BY AMAL CORPORATION ARE AMERITAS INVESTMENT CORP. AND AMERITAS VARIABLE LIFE INSURANCE COMPANY. FIFTH TIER COMPANIES OWNED BY ACACIA FINANCIAL CORP. ARE ACACIA FEDERAL SAVINGS BANK, CALVERT GROUP, LTD. AND ITS INVESTMENT COMPANIES, AND THE ADVISORS GROUP, INC.)

All  Ameritas  entities  are  Nebraska  entities,  except  First  Ameritas  Life
Insurance Corp. of New York, which is a New York entity, and Ameritas Managed Dental Plan, Inc., which is a California entity. Acacia Life Insurance Company is regulated by the District of Columbia. Acacia National Life Insurance Company and Acacia Financial Corp. are Virginia entities. Acacia Federal Savings Bank is regulated by the U. S. Government. Calvert Group Ltd. and The Advisors Group, Inc. are Delaware entities.

All entities are wholly owned by the person immediately controlling it, except AMAL Corporation, a holding company, which is jointly owned by Ameritas Life Insurance Corp., which owns a majority interest in AMAL Corporation, and AmerUs Life Insurance Company, which owns a minority interest in AMAL Corporation.

AMAL Corporation and Acacia Financial Corp. are holding companies. Veritas Corp. is a marketing agency. Pathmark Assurance Company is an insurance company.


ITEM 27.        NUMBER OF CONTRACT OWNERS

As of January 25, 2001, there were 35 qualified contracts and 207 non-qualified contracts. .

ITEM 28.        INDEMNIFICATION

Ameritas Life Insurance Corp.'s By-laws provide as follows:

     "The Corporation shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he or she is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska."

     Section 21-2004 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation for amount paid in settlement actually and reasonably incurred by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

     In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnify for such expenses which the Court shall deem proper.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.        PRINCIPAL UNDERWRITERS

     (A) Ameritas Investment Corp. which will serve as the principal underwriter for the variable annuity contract issued through Ameritas Life Insurance Corp. Separate Account LLVA, also serves as the principal underwriter for variable life insurance contracts issued through Ameritas Life Insurance Corp. Separate Account LLVL, and serves as the principal underwriter for variable life insurance contracts issued through Ameritas Variable Life Insurance Company Separate Account V and variable annuity contracts issued through Ameritas Variable Life Insurance Company Separate Account VA-2. AIC is the underwriter for the Ameritas Portfolios and also serves as its investment advisor.

     (B)  The  following  table sets forth  certain  information  regarding  the
          officers  and  directors  of  the  principal   underwriter,   Ameritas
          Investment Corp.

          Name and Principal                         Positions and Offices

BUSINESS ADDRESS                   AND UNDERWRITER
----------------                   ---------------
Lawrence J. Arth*                  Director and Chairman of the Board
William R. Giovanni*               Director, President and Chief Executive
                                   Officer
Kenneth C. Louis*                  Director, Senior Vice President
Gary R. McPhail**                  Director, Senior Vice President
Michael G. Fraizer**               Director
Thomas C. Godlasky**               Director
Arthur W. Abts, Jr.***             Vice President - Public Finance
Billie B. Beavers***               Senior Vice President
Thomas C. Bittner*                 Vice President - Marketing and Administration
Alan R. Eveland*                   Vice President - Public Finance
James R. Fox***                    Senior Vice President
Raymond M. Gilbertson*             Vice President - Corporate Compliance
Richard S. Harmon***               Vice President - Public Finance
Michael P. Heaton***               Senior Vice President
William J. Janssen*                Vice President - Retail Sales Manager
Scott D. Keene*                    Vice President - Public Finance
Robert G. Lange*                   Assistant Secretary
Bruce D. Lefler***                 Vice President
William W. Lester*                 Treasurer
Robert W. Morrow*                  Vice President
Robert J. O'Meara*                 Assistant Treasurer
Wayne A. Rasmuss***                Vice President - Public Finance
John V. Scheer*                    Vice President Sales Manager - AIC/Ameritas
Michael E. Shoemaker**             Vice President - Fixed Income, Trading
                                   and Underwriting
Donald R. Stading*                 Secretary and General Counsel
John E. Trecek***                  Vice President - Public Finance
Michael M. Van Horne***            Senior Vice President


* Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

** Principal business address: AmerUs Life Insurance Company, 611 Fifth Avenue, Des Moines, Iowa 50309.

*** Principal business address: Ameritas Investment Corp., 440 Regency Parkway Drive, Suite 222, Omaha, Nebraska 68114.

C) Commissions Received by Each Principal Underwriter from the Registrant during the Registrant's Last Fiscal Year :


                                   NET UNDERWRITING    COMPENSATION
      NAME OF PRINCIPAL           DISCOUNTS AND            ON                BROKERAGE
       UNDERWRITER (1)             COMMISSIONS (2)     REDEMPTION (3)     COMMISSIONS (4)      COMPENSATION (5)
     ------------------------------------------------------------------------------------      ----------------
     Ameritas Investment               $3,899                $0                  $0                  $2,966
     Corp. ("AIC")

     (2)+(4)+(5) = Gross variable annuity compensation received by AIC.
     (3) = Sales compensation received and paid out by AIC as underwriter, AIC retains 0.
     (4) = Sales compensation received by AIC for retail sales.
     (5) = Sales compensation received by AIC and retained as underwriting fee.


ITEM 30.           LOCATION OF SEPARATE ACCOUNT AND RECORDS

     The books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

ITEM 31.          MANAGEMENT SERVICES

     Not Applicable.


ITEM 32.          UNDERTAKINGs

(a)  Registrant   undertakes  to  file  a   post-effective   amendment  to  this
     registration statement as frequently as necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts my be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d) The registrant is relying upon the Division of Investment Management (Division) no-action letter of November 28, 1988 concerning annuities sold in 403 (b) plans and represents that the requirements of the no-action letter have been, are and/or will be complied with.

(e) Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Ameritas Life Insurance Corp. Separate Account LLVA, certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 7 to the Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 27th day of February, 2001.

                 AMERITAS LIFE INSURANCE CORP.SEPARATE ACCOUNT LLVA, Registrant
                                      AMERITAS  LIFE INSURANCE CORP., Depositor


                                        By:      LAWRENCE J. ARTH *
                                        ----------------------------------------
                                               Chairman of the Board

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on February 27, 2001.

     SIGNATURE                               TITLE

LAWRENCE J. ARTH *            Director, Chairman of the Board and Chief
------------------            Executive Officer
Lawrence J. Arth

KENNETH C. LOUIS *            Director, President and Chief Operating Officer
------------------
Kenneth C. Louis

/S/DONALD R. STADING          Senior Vice President, Secretary and Corporate
--------------------          General Counsel
Donald R. Stading

WILLIAM W. LESTER*            Executive Vice President-Investments and Treasurer
------------------
William W. Lester

JOANN M. Martin *             Senior Vice President and Chief Financial Officer
---------
JoAnn M. Martin

JAMES P. ABEL *               Director
---------------
James P. Abel

DUANE W. ACKLIE *             Director
-----------------
Duane W. Acklie

WILLIAM W. COOK, JR *         Director
----------------------
William W. Cook, Jr.

PAUL C. SCHORR, III *         Director
---------------------
Paul C. Schorr, III

WILLIAM C. SMITH *            Director
------------------
William C. Smith

* Signed by Donald R. Stading under Powers of Attorney executed effective as of January 25, 2001.




                                  EXHIBIT INDEX

EXHIBIT

      9       Opinion and Consent of Donald R. Stading
     10 (a)   Consent of Deloitte & Touche LLP
     13       Schedule of Computation of Performance Quotations